UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.7%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	11/1/11 (Prere.)	10,000	10,123
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/11	7,750	7,876
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	20,000	21,255
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	39,466
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,754
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,877
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,706
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,962
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,910
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,177
University of Alabama Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,109
				98,215
Alaska (0.0%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,218

Arizona (1.3%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,299
Arizona COP	5.000%	9/1/15 (4)	4,000	4,509
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/12	2,000	2,035
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,411
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	12,903
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,349
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,923
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,328
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,521
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,623
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,701
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,287
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	9,043

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,796
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	6,113
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,767
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	10,188
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,778
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	3,007
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,649
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,853
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,479
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	3,041
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,957
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/12	5,075	5,279
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/13	3,660	3,936
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,774
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,493
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/12 (14)	5,100	5,326
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,428
				193,796
California (10.1%)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,946
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,148
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,955	11,496
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	33,485
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	45,894
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	24,381
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	14,045
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	25,956
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,727
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,849
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	13,110
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,823
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,745
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	17,735
California GO	5.000%	3/1/12	10,755	11,044
California GO	5.000%	4/1/12	5,000	5,153
California GO	5.000%	5/1/13	23,475	25,183

California GO	5.000%	9/1/13	32,125	34,865
California GO	5.000%	11/1/13	13,695	14,949
California GO	5.000%	8/1/14	1,970	2,196
California GO	5.000%	4/1/15	21,300	24,117
California GO	5.000%	6/1/15	3,250	3,638
California GO	5.000%	6/1/15 (14)	5,100	5,797
California GO	5.000%	3/1/16	4,460	5,102
California GO	5.000%	3/1/16 (14)	1,120	1,281
California GO	5.000%	3/1/16	3,210	3,672
California GO	5.000%	3/1/16 (14)	6,510	7,076
California GO	5.000%	4/1/16	6,670	7,644
California GO	5.000%	5/1/16	2,150	2,403
California GO	5.000%	8/1/16	2,825	3,259
California GO	5.000%	10/1/16	1,225	1,418
California GO	5.000%	10/1/16	28,605	33,109
California GO	5.000%	11/1/16 (2)	5,375	6,231
California GO	5.000%	12/1/16	2,500	2,903
California GO	6.000%	2/1/17 (2)	3,500	4,235
California GO	5.000%	3/1/17 (14)	1,300	1,473
California GO	5.000%	3/1/17	3,755	4,358
California GO	5.000%	4/1/17	7,275	8,453
California GO	5.000%	10/1/17	20,000	23,378
California GO	5.000%	10/1/17	4,005	4,681
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,269
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,965
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,160
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	22,057
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,662
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,239
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,392
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,520
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,406
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/12	5,000	5,118
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,278
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,559
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.100%	10/3/11	15,750	15,753
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,074
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/12	2,500	2,584

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/13	7,500	8,008
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,311
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,908
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,242
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,507
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,298
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.080%	8/5/11	5,878	5,878
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	1,075	1,109
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	838
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	910
Desert Sands CA School District GO	0.000%	6/1/12 (2)	10,000	9,939
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	17,804
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,246
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,263
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/12	10,000	10,233
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,847
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	40,656
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	23,442
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	48,920	52,818
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	30,000	33,465
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	22,696
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.120%	8/5/11 (4)	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	38,631
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,362
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	35,554
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,515
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,655
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,780
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,763
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,777
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	22,245
1 Los Angeles CA Unified School District GO TOB
VRDO	0.110%	8/5/11 (4)	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	12,090

Los Angeles CA Wastewater System Revenue
VRDO	0.050%	8/5/11 LOC	8,800	8,800
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,903
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	26,251
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	8,079
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,948
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,728
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	9,044
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.040%	8/5/11	22,795	22,795
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,057
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,238
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,535
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,967
Orange County CA Public Financing Authority
Lease Revenue	5.000%	7/1/12 (14)	3,165	3,296
Orange County CA Water District COP VRDO	0.060%	8/5/11	22,000	22,000
Palomar Pomerado Health System California
Revenue COP	4.500%	11/1/15	2,265	2,326
Palomar Pomerado Health System California
Revenue COP	5.000%	11/1/16	3,500	3,671
Riverside CA Electric Revenue VRDO	0.060%	8/5/11 LOC	5,300	5,300
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/13	750	806
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	791
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,146
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	9,092
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,364
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,700
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,252
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,235
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,511
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,299
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	6,021
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	16,410
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,879
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.070%	8/5/11	4,880	4,880
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,626

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,355
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	18,821
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.040%	8/5/11	11,500	11,500
1 Sonoma County CA Junior College District GO
TOB VRDO	0.110%	8/5/11 (4)	3,440	3,440
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,533
University of California Revenue	5.000%	5/15/12 (14)	3,000	3,115
1 University of California Revenue TOB VRDO	0.120%	8/5/11 (4)	4,600	4,600
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,131
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.040%	8/5/11 LOC	30,600	30,600
				1,447,329
Colorado (1.4%)
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,509
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	8/1/11 LOC	3,280	3,280
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	8/1/11 LOC	6,000	6,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	8/1/11 LOC	21,915	21,915
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	7,811
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,725
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.070%	8/5/11	46,250	46,250
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,563
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	7,223
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,191
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,935
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	8/5/11	19,560	19,560
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,050
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,883
Denver CO City & County COP VRDO	0.180%	8/1/11	6,500	6,500
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	12,169
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,727
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	9,174

	Regional Transportation District of Colorado
	Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	26,779
	University of Colorado Hospital Authority
	Revenue	5.000%	11/15/13	1,960	2,091
	University of Colorado Hospital Authority
	Revenue	5.000%	11/15/14	1,000	1,082
	University of Colorado Hospital Authority
	Revenue	5.000%	11/15/16	1,290	1,418
					205,835
Connecticut (1.7%)
	Connecticut GO	5.500%	12/15/11	5,435	5,545
	Connecticut GO	5.000%	4/1/12 (14)	9,190	9,485
	Connecticut GO	5.000%	3/15/13	10,000	10,733
	Connecticut GO	5.000%	12/1/13 (14)	3,930	4,332
	Connecticut GO	5.000%	1/1/14	18,250	20,159
	Connecticut GO	5.000%	1/1/15	14,610	16,614
	Connecticut GO	5.250%	11/1/15	1,000	1,175
	Connecticut GO	5.000%	1/1/16	30,000	34,811
	Connecticut GO	5.000%	3/1/16	4,705	5,482
	Connecticut GO	5.000%	5/1/16	10,000	11,697
2	Connecticut GO	0.730%	5/15/16	8,300	8,300
	Connecticut GO	5.000%	4/1/17	1,165	1,375
2	Connecticut GO	0.850%	5/15/17	20,000	20,000
	Connecticut GO	5.000%	12/1/17	15,000	17,461
[2,3] Connecticut GO PUT		1.430%	3/1/18	17,500	17,479
	Connecticut Health & Educational Facilities
	Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,189
	Connecticut Health & Educational Facilities
	Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,705
	Connecticut Health & Educational Facilities
	Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,655
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,984
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,700
	Connecticut Special Tax Revenue
	(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,829
	Connecticut Special Tax Revenue
	(Transportation Infrastructure)	5.000%	2/1/16	5,300	6,158
	Connecticut Special Tax Revenue
	(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,645	9,068
					246,936
Delaware (0.3%)
	Delaware GO	5.000%	1/1/13	9,450	10,084
	Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,656
	Delaware Health Facilities Authority Revenue
	(Christiana Care Health Services) VRDO	0.080%	8/5/11	4,000	4,000
	Delaware Transportation Authority
	Transportation System Revenue	5.000%	7/1/14	4,070	4,578
	Delaware Transportation Authority
	Transportation System Revenue	5.000%	7/1/16	4,485	5,295
	University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,038
					37,651
District of Columbia (0.7%)
	District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,598
	District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,322
	District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,317

District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,318
2 District of Columbia Income Tax Revenue	0.430%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,548
1 District of Columbia Income Tax Revenue TOB
VRDO	0.120%	8/5/11	8,000	8,000
District of Columbia Revenue (American College
of Cardiology) VRDO	0.390%	8/5/11 LOC	39,200	39,200
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	8/5/11 LOC	13,900	13,900
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.230%	8/1/11 LOC	4,000	4,000
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/13	3,000	3,243
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,850
				106,796
Florida (5.2%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,757
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,460
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.120%	8/5/11	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/12 (14)	15,000	15,384
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,127
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,829
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,394
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	40,000	43,149
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,235
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	15,000	16,279
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,325
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,613
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,050
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,558
Florida Board of Education Capital Outlay GO	5.000%	1/1/12	27,730	28,296
Florida Board of Education Lottery Revenue	5.000%	7/1/12	7,630	7,956
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,661
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,356
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,901
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	10,073
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,697
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,914
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	5,065	5,480

3 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	16,210
3 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,353
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,267
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.120%	8/5/11	4,000	4,000
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	20,912
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	5,820	6,308
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,835
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	7,374
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	37,600	39,273
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	23,998
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	22,228
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,403
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,743
Florida Rural Utility Financing Commission
Revenue	3.500%	11/1/11	4,460	4,482
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,405
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	4,032
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	20,000	21,531
Gainsville FL Utility System Revenue VRDO	0.330%	8/1/11	9,170	9,170
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,241
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,283
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,219
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,875
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,654
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,480
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,758
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,178
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	8/5/11	20,655	20,655
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/5/11	1,300	1,300
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,287
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,364

Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,355
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.060%	8/5/11 LOC	6,545	6,545
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.140%	8/5/11 (4)	11,500	11,500
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,244
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,473
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,158
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,634
North Broward FL Hospital District Revenue
VRDO	0.150%	8/5/11 LOC	5,000	5,000
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,105
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.090%	8/5/11 LOC	29,400	29,400
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,549
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,279
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,887
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	4,043
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	6,157
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,523
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,383
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	18,907
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,658
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,732
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	9,000	9,449
South Florida Water Management District COP	5.000%	10/1/11 (2)	7,100	7,155
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,253
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/11	4,990	5,001
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/12	3,000	3,142
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,325
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,773
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/13	2,500	2,709
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,958

Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,403
University Athletic Association Inc. Florida
Athletic Program Revenue PUT	3.800%	10/1/11 LOC	4,000	4,017
				751,694
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,813
3 Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,624
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,599
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,842
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,071
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	10,000	10,142
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	11,000	11,220
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,303
Cobb County GA Hospital Authority (Equipment
Pool Project) RAN VRDO	0.090%	8/5/11 LOC	23,600	23,600
Fulton County GA Water & Sewer Revenue	5.250%	1/1/14 (14)	10,000	10,039
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.100%	8/5/11 LOC	7,000	7,000
Georgia GO	5.000%	8/1/11	17,890	17,895
Georgia GO	5.000%	10/1/11	3,810	3,842
Georgia GO	3.500%	1/1/13	8,315	8,693
Georgia GO	5.000%	4/1/13	10,815	11,657
Georgia GO	5.500%	7/1/14	4,000	4,566
Georgia GO	4.000%	1/1/15	2,110	2,337
Georgia GO	5.000%	7/1/16	9,500	11,235
Georgia GO	5.000%	7/1/16	20,000	23,653
Georgia GO	5.000%	7/1/16	5,000	5,913
Georgia GO	5.500%	7/1/16	5,000	5,649
Georgia GO	5.000%	10/1/16	1,910	2,272
Georgia GO	5.000%	7/1/17	2,840	3,399
Georgia GO	5.000%	7/1/17	13,695	16,389
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,287
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,903
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,132
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,865
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	9,383
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	5,260	5,422
Gwinnett County GA School District GO	5.000%	2/1/12	10,000	10,245
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,702
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,996
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,177

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	12,000	12,288
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	15,000	15,312
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,334
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	10,310	10,860
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	6,910	7,497
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Scherer Project)PUT	2.500%	3/1/13	7,500	7,592
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	6,003
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,300
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,430
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	4,114
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,354
Paulding County GA School District GO	5.000%	8/1/11	1,000	1,000
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/11	10,000	10,043
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,170
				411,162
Hawaii (0.5%)
Hawaii GO	5.000%	7/1/12 (2)	23,735	24,784
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,685
Hawaii GO	5.000%	6/1/16	13,920	16,369
Hawaii GO	5.000%	5/1/17 (14)	9,840	10,848
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,509
3 Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,882
3 Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,214
				68,291
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,396

Illinois (2.8%)
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/11 (14)	5,185	5,159
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/13 (14)	13,400	12,671
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,693
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,796
Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,419
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,575
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,879
Chicago IL GO VRDO	0.200%	8/1/11	2,000	2,000
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,919
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (4)	2,500	2,547
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,434
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,376

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,445
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.080%	8/5/11 LOC	24,105	24,105
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	8/5/11 (4)	21,135	21,135
Chicago IL Wastewater Transmission Revenue
VRDO	0.200%	8/1/11 LOC	4,700	4,700
Du Page & Will Counties IL Community School
District GO	5.500%	12/30/11 (Prere.)	4,725	4,831
Illinois Build Revenue	5.000%	6/15/16	10,000	11,428
1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.120%	8/5/11	6,935	6,935
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,284
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,055
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,893
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,540
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,000	5,133
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	11,088
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,672
Illinois Finance Authority Revenue (Central
Dupage Health) VRDO	0.200%	8/1/11	7,400	7,400
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,730
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.200%	8/1/11 LOC	7,190	7,190
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	6,097
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,651
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,753
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.200%	8/1/11 LOC	7,745	7,745
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,306
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,275	4,490
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,300	4,516
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,690
Illinois GO	5.500%	8/1/14 (14)	8,295	9,232
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,810	5,187
Illinois Sales Tax Revenue	5.250%	6/15/12	2,000	2,084
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,394
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,952
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/11 (14)	20,000	19,890
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.110%	8/5/11 (14)	19,050	19,050

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,684
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,398
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,815
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,465
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.120%	8/5/11 (14)	9,455	9,455
Winnebago & Bonne Counties IL School District
GO	5.000%	2/1/12 (2)	4,000	4,074
Winnebago & Boone Counties IL School District
GO	5.000%	2/1/13 (2)	5,000	5,241
				400,201
Indiana (2.2%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,361
Indiana Finance Authority Facilities Revenue
(Indiana Government Center South)	5.000%	7/1/12	13,725	14,276
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility)	5.000%	7/1/13	6,620	7,110
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,254
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,866
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,832
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	4,020
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,416
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.080%	8/5/11 LOC	10,000	10,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.080%	8/5/11 LOC	8,700	8,700
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,535
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	10,000	10,070
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	30,000	30,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	35,900	35,900
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.300%	8/1/11	19,625	19,625
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	9,015
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,994

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	11/1/11	5,500	5,566
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	3,750	4,021
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,777
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	3,086
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,360
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,190
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,764
[1,2] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.170%	7/1/14	837	824
[1,2] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.290%	7/1/16	6,246	6,137
Purdue University Indiana Student Facilities
System Revenue VRDO	0.040%	8/5/11	2,350	2,350
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,729
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,529
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,183
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	12,239
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	7,500	7,634
1 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.110%	8/5/11 (4)	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,527
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,631
				310,731
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,039
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,654
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,865
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.220%	8/1/11 LOC	7,000	7,000
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,167
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,613
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,474
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,186
				25,998

Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	35,664
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,220
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,312
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,397
Newton KS Hospital Revenue (Newton
Healthcare Corp.) VRDO	0.150%	8/5/11 LOC	4,440	4,440
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,602
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,645
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,234
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15	4,000	4,493
				66,007
Kentucky (0.9%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/12 (14)	13,065	13,723
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.050%	8/5/11 LOC	2,000	2,000
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	18,996
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	46,440
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	7,196
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	6,171
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	5.625%	12/3/12	10,000	10,517
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,112
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/11	770	770
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/12	810	837
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	905

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,083
				123,750
Louisiana (0.7%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	8/4/11 (2)	5,000	5,322
1 Louisiana Gas & Fuels Tax Revenue TOB
VRDO	0.110%	8/5/11 (4)	15,000	15,000
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.830%	6/1/13	25,000	25,045
Louisiana GO	0.930%	8/1/11	10,000	10,000
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,772
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	4,605	4,777
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,044
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,537
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.100%	8/5/11 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,456
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,287
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,818
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,226
				99,184
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,429
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,284
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,978
				15,691
Maryland (1.8%)
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,987
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	4.750%	12/1/11	250	249
Maryland GO	5.000%	8/1/11	18,200	18,205
Maryland GO	5.000%	3/15/12	20,415	21,035
Maryland GO	5.000%	8/1/14	10,000	11,305
Maryland GO	5.000%	3/1/16	13,720	16,106
Maryland GO	5.000%	11/1/16	15,100	18,016
Maryland GO	5.000%	3/15/17	23,445	27,907
Maryland GO	5.000%	8/1/17	5,000	5,992
Maryland GO	5.000%	8/1/17	5,070	6,076
3 Maryland GO	5.000%	8/1/17	26,445	31,693
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/13	3,000	3,228

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/13	2,395	2,565
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,441
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,527
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.070%	8/5/11 LOC	4,200	4,200
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/13	9,085	9,877
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,809
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	11,550
Maryland Transportation Authority GAN	5.000%	3/1/12	5,000	5,142
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,896
Montgomery County MD GO	5.000%	5/1/14	12,310	13,797
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/13	4,200	4,480
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	9,315
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,983
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,780
				265,161
Massachusetts (3.5%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,395	3,545
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	8/5/11	19,989	19,988
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.330%	8/5/11	13,245	13,245
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,226
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,613
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.240%	8/1/11 LOC	17,875	17,875
1 Massachusetts Development Finance Agency
Revenue (Harvard University) TOB VRDO	0.080%	8/5/11	10,465	10,465
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,796
Massachusetts GO	5.500%	11/1/11 (4)	34,300	34,771
2 Massachusetts GO	0.320%	2/1/12	15,000	15,000
Massachusetts GO	5.000%	8/1/12	4,945	5,184
Massachusetts GO	5.000%	9/1/12	8,000	8,417
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,595
2 Massachusetts GO	0.460%	2/1/13	35,000	35,000
2 Massachusetts GO	0.560%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,965	13,492
Massachusetts GO	5.000%	8/1/14	11,635	13,120
Massachusetts GO	5.000%	11/1/14	2,350	2,672

Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,414
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,564
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,961
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,470
1 Massachusetts GO TOB VRDO	2.000%	8/5/11 LOC	12,920	12,920
Massachusetts GO VRDO	0.100%	8/5/11	50,000	50,000
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.070%	8/5/11 LOC	11,700	11,700
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.110%	8/5/11	7,500	7,500
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,166
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,279
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,791
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	8,000	8,222
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,141
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,312
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,803
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,478
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	7,047
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/11 (4)	12,000	12,026
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	11,078
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	5,095
Massachusetts Special Obligation Revenue	5.500%	6/1/12	10,000	10,440
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	4,000	4,384
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,790
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,504
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 (4)LOC	27,690	27,690
Massachusetts Water Resources Authority
Revenue VRDO	0.080%	8/5/11	19,400	19,400
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,501
University of Massachusetts Building Authority
Revenue	5.000%	11/1/11 (2)	6,905	6,985
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,972
				506,637
Michigan (2.4%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,712

Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,623
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,834
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	19,350	19,551
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,193
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,702
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.000%	1/15/12	25,000	25,547
Michigan (New Center Development Inc.) COP
PUT	5.000%	9/1/11 (14)	33,000	33,084
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,902
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,794
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (Prere.)	12,000	12,113
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,508
Michigan GO	5.000%	9/15/11 (4)	4,755	4,783
Michigan GO	5.000%	5/1/14	12,000	13,225
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,727
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	17,000	17,583
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,215
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,874
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,232
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,770
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,138
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	6,017
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/5/11	1,500	1,500
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,739
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,693
Michigan State University Revenue	5.000%	8/15/13	6,620	7,223
Michigan State University Revenue	5.000%	2/15/14	5,385	5,970
Michigan State University Revenue	5.000%	8/15/14	7,005	7,898
Michigan State University Revenue	5.000%	2/15/15	3,910	4,463
Michigan State University Revenue	5.000%	8/15/15	1,000	1,158
Michigan State University Revenue	5.000%	2/15/17	6,135	7,226
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,517
Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,652
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,554
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,577
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,096
University of Michigan University Revenue	5.250%	12/1/11	5,000	5,078
University of Michigan University Revenue	5.250%	12/1/12	8,500	8,987
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,906

University of Michigan University Revenue	4.000%	4/1/17	11,385	12,774
				343,138
Minnesota (1.3%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,075
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,359
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,912
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,169
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.330%	8/1/11 (4)	31,300	31,300
Minneapolis MN Health Care System Revenue
(Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	41,781
Minneapolis MN Health Care System Revenue
(Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,298
Minnesota GO	4.000%	12/1/13	3,900	4,216
Minnesota GO	5.000%	12/1/13	10,615	11,734
Minnesota GO	5.000%	8/1/14	6,970	7,877
Minnesota GO	5.000%	12/1/14	8,145	9,308
Minnesota GO	5.000%	12/1/15	8,145	9,563
Minnesota GO	5.000%	12/1/16	8,150	9,743
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	8/5/11	12,090	12,090
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,299
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,407
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,131
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,409
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,766
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,814
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,951
				182,202
Mississippi (0.2%)
Mississippi GO	5.250%	11/1/14	8,970	10,270
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,716
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/11	1,000	1,002
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,039
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,654
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,866
				25,547
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,881

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,890
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,720
Kansas City MO Special Obligation Revenue
VRDO	0.090%	8/5/11 LOC	9,900	9,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.080%	8/5/11 LOC	5,500	5,500
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	10,000	10,078
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/12 (Prere.)	10,000	10,245
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,645	16,278
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/12 (14)	2,000	2,030
				76,522
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,620
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	6,008
				12,628
Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,340
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.120%	8/5/11	8,000	8,000
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,096
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,153
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,158
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	3,250	3,456
				20,203
Nevada (1.2%)
Clark County NV Airport BAN	5.000%	7/1/12	20,000	20,842
1 Clark County NV GO TOB VRDO	0.070%	8/5/11 LOC	16,920	16,920
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/13	6,355	6,808
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,703
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	5,000	5,101
Clark County NV School District GO	5.000%	6/15/12	10,115	10,525
Clark County NV School District GO	5.000%	6/15/12 (14)	5,380	5,598
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	17,323
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,769
Clark County NV School District GO	5.000%	6/15/14	4,000	4,450
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	20,144
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,710

Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,678
Nevada GO	5.000%	12/1/12 (4)	11,165	11,828
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,303
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,675
				173,377
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,675
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,589
New Hampshire GO	5.000%	8/15/16	4,280	5,058
New Hampshire GO	5.000%	8/15/17	3,200	3,805
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	9,319
				22,446
New Jersey (6.2%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	6,260	6,650
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,677
New Jersey Building Authority Revenue	5.000%	6/15/12	11,465	11,916
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,486
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,631
New Jersey COP	5.000%	6/15/16	6,695	7,367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,732
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	27,397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,886
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	42,791
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,934
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	35,250
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,677
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,087
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,709

New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	11,165	12,235
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,647
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	6,123
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,450
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,598
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,523
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,925
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,877
New Jersey GO	5.000%	8/15/16	12,120	14,204
New Jersey GO	5.000%	8/15/17	11,660	13,732
1 New Jersey GO TOB VRDO	0.240%	8/1/11	78,500	78,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12	6,955	7,210
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	8/5/11 LOC	5,250	5,250
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.230%	8/5/11 (12)	9,565	9,565
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.060%	8/5/11 LOC	14,065	14,065
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,688
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,840
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,328
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,788
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,272
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,126
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	8/5/11	28,085	28,085
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,540	7,218
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/11 (14)	30,000	30,566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/12 (14)	4,200	4,365
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,571
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,680	24,752
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	22,179

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,460
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.090%	8/5/11 LOC	18,460	18,460
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.220%	8/5/11 (4)	9,220	9,220
New Jersey Turnpike Authority Revenue VRDO	0.120%	8/5/11 (4)	36,530	36,530
New Jersey Turnpike Authority Revenue VRDO	0.190%	8/5/11 LOC	45,900	45,900
Newark NJ GO	5.000%	10/1/11 (ETM)	2,000	2,017
Salem County NJ Pollution Control Financing
Authority Revenue (Public Service Electric &
Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,510
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	5,000	5,063
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/12 (Prere.)	10,200	10,612
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	14,495	15,217
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	20,505
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,726
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	19,847
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,070
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/24 (Prere.)	810	850
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	50,755	53,124
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/32 (Prere.)	10,000	10,932
				887,710
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	11,852
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,084
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,912
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,732
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,496
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,695
New Mexico GO	5.000%	3/1/13	8,000	8,587
New Mexico GO	5.000%	3/1/13	10,000	10,733
New Mexico GO	5.000%	3/1/14	7,000	7,786
New Mexico GO	5.000%	3/1/16	19,290	22,569
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.120%	8/5/11	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.130%	8/5/11	27,945	27,945

New Mexico Severance Tax Revenue	5.000%	7/1/12	1,550	1,618
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,146
				147,815
New York (11.2%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.080%	8/5/11 LOC	4,640	4,640
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,640
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,314
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,211
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	4,122
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,301
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,468
Hempstead NY GO	3.000%	4/15/15	5,260	5,702
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/12 (14)	48,900	50,619
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/13	15,690	16,973
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,877
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,736
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.110%	8/5/11 (13)	10,980	10,980
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.110%	8/5/11 (13)	14,605	14,605
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	17,373
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/11	22,080	22,397
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,699
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/12	14,110	14,960
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,619
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,918
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	59,253
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	8/5/11	11,000	11,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	8/5/11	13,000	13,000
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	8,000	8,180

New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.070%	8/5/11 LOC	6,765	6,765
New York City NY GO	5.000%	8/1/11	5,000	5,001
New York City NY GO	5.000%	8/1/12	8,000	8,384
New York City NY GO	5.000%	8/1/12	8,450	8,856
New York City NY GO	5.750%	8/1/12 (Prere.)	35	37
New York City NY GO	5.000%	8/15/13	2,690	2,936
New York City NY GO	5.000%	8/1/14	25,000	28,124
New York City NY GO	5.750%	8/1/14 (2)	7,750	8,134
New York City NY GO	5.000%	8/15/14	12,890	14,518
New York City NY GO	5.000%	9/1/14	16,860	19,016
New York City NY GO	5.000%	8/1/15	7,885	8,833
New York City NY GO	5.000%	8/1/15	26,260	30,291
New York City NY GO	5.000%	8/1/15	10,815	12,475
New York City NY GO	5.000%	8/15/15	17,910	20,681
New York City NY GO	5.000%	9/1/15	21,325	24,653
New York City NY GO	5.000%	2/1/16	1,000	1,156
New York City NY GO	5.000%	3/1/16	10,795	12,507
New York City NY GO	5.000%	3/1/16	2,500	2,896
New York City NY GO	5.000%	4/1/16	3,500	4,063
New York City NY GO	5.000%	8/1/16	1,000	1,170
New York City NY GO	5.000%	8/1/16	1,000	1,170
New York City NY GO	5.000%	8/1/16	27,500	32,177
New York City NY GO	5.000%	8/1/17	13,590	15,980
New York City NY GO	5.000%	8/1/17	6,000	7,055
New York City NY GO	5.000%	8/1/17	9,750	11,465
New York City NY GO	5.000%	8/1/17	6,470	7,608
New York City NY GO	5.000%	8/1/18	6,000	7,052
3 New York City NY GO	5.000%	8/1/18	4,650	5,465
New York City NY GO VRDO	0.230%	8/1/11	59,085	59,085
New York City NY GO VRDO	0.030%	8/5/11 LOC	7,900	7,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,665	6,833
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,276
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	5,000	5,141
New York City NY Housing Development Corp.
Revenue (Capital Fund Program)	5.000%	7/1/12 (14)	5,000	5,197
New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,855
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	8/5/11	8,400	8,400
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	8/5/11	20,855	20,855
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	8/5/11	8,000	8,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.120%	8/5/11 (4)	14,000	14,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/11	14,370	14,549
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/11	24,375	24,677

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	12,320	13,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,610	6,379
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	43,485	51,501
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	18,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,754
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	8/5/11	4,000	4,000
1 New York City NY Transitional Finance Authority
Revenue TOB VRDO	0.210%	8/1/11	11,000	11,000
3 New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,131
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/17	6,240	7,263
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	10,250
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,565
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,416
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,966
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/12	1,000	1,037
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/12	5,250	5,592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	3,450	3,704
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	4,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,504
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	19,744
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,610	11,264
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	21,169
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	8/5/11	6,800	6,800
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,049
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,756
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	12,110
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.050%	8/5/11 LOC	22,710	22,710

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/13 (14)	20,350	21,120
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	12,560	13,028
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.515%	8/8/11 (14)	14,650	14,042
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,664
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	8,500	8,686
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,433
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,456
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.170%	8/5/11 LOC	5,800	5,800
New York State Housing Finance Authority
Revenue (Clinton Park) VRDO	0.050%	8/5/11 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.030%	8/5/11	9,200	9,200
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/15	5,410	5,816
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/18	7,000	7,454
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	12/1/18	8,415	8,960
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (Prere.)	7,500	7,566
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,099
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,706
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	45,768
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,817
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,078
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,719
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,500	5,682
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,000	5,669
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	8,000	9,356
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,793

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,702
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,508
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/12	6,500	6,634
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	31,692
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,788
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,846
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	22,219
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/5/11	9,085	9,085
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/5/11	19,015	19,015
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	10,000	10,299
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/12	7,000	7,268
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,500
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	20,000	20,661
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,263
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	13,262
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,868
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,295
				1,618,047
North Carolina (3.0%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,753
Cabarrus NC COP	5.000%	1/1/16	4,555	5,266
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,419
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,544
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,449
3 Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,593
3 Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	1,250	1,498
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.200%	8/1/11	22,250	22,250
Durham NC COP	5.000%	6/1/13	1,000	1,081
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,883
Guilford County NC GO	5.000%	8/1/15	8,250	9,592
Guilford County NC GO	5.000%	8/1/16	5,000	5,931
Guilford County NC GO	5.000%	8/1/17	5,000	5,992
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.130%	8/5/11 (4)	11,600	11,600

North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.950%	9/1/11	32,500	32,506
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,326
North Carolina Capital Improvement Revenue	5.000%	5/1/18	9,860	11,668
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,859
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/12	9,565	9,753
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	5,000	5,298
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	5,000	5,441
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	6,000	6,591
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	20,000	22,178
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	3,465	3,842
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	3,000	3,368
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	2,725	3,060
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/17	2,500	2,823
North Carolina GO	5.000%	3/1/12	13,980	14,379
North Carolina GO	5.000%	3/1/14	23,160	25,797
North Carolina GO	5.000%	6/1/18	15,100	18,114
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.060%	8/5/11	53,600	53,600
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,940
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,760
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.060%	8/5/11 LOC	4,990	4,990
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) VRDO	0.070%	8/5/11	8,800	8,800
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,940
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,707
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	1,340	1,437
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	2,835	3,024
Raleigh NC GO	5.000%	12/1/16	2,470	2,953
Raleigh NC GO	5.000%	12/1/16	2,605	3,114
Wake County NC GO	4.000%	2/1/14	13,000	14,114
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,187
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,619

Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,999
				426,038
Ohio (4.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	22,241
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,427
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,477
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.200%	8/1/11 LOC	10,000	10,000
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	10,000	10,460
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,724
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,669
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/12	1,480	1,508
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,672
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	2,015
Cincinnati OH City School District GO	5.375%	12/1/11 (Prere.)	3,350	3,409
Cincinnati OH City School District GO	5.000%	12/1/12 (4)	1,140	1,211
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,201
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	6,109
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,966
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,359
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,634
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,360
1 Cleveland OH Water Works Revenue TOB
VRDO	0.110%	8/5/11	4,700	4,700
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,750
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,382
Columbus OH GO	5.000%	6/15/12	7,955	8,289
Columbus OH GO	5.000%	9/1/12	5,600	5,890
Columbus OH GO	5.000%	9/1/13	5,600	6,125
Columbus OH GO	5.000%	9/1/13	10,430	11,407
Columbus OH GO	5.000%	12/15/13	5,000	5,525
Columbus OH GO	5.000%	9/1/16	9,225	10,908
Columbus OH GO	5.000%	6/1/17	7,510	8,904
3 Columbus OH GO	5.000%	7/1/17	7,245	8,602
3 Columbus OH GO	5.000%	7/1/17	5,740	6,815
Columbus OH GO	5.000%	6/1/18	8,000	9,490
3 Columbus OH GO	5.000%	7/1/18	4,500	5,343
3 Columbus OH GO	5.000%	7/1/18	7,280	8,610
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	4,850	4,850
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,440
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,911
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,578
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,458
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,917

Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,892
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,892
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,766
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.110%	8/5/11 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,500
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,285
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	4.100%	11/10/11	12,000	12,125
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,539
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,301
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,076
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,644
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,157
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,687
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/11 (14)	5,000	5,042
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	4/1/12 (4)	3,055	3,154
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	13,402
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,382
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	17,551
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,211
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,665
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,150
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,315
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,595
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,411
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,787
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,505
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,975

Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,932
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,129
Ohio Department of Administrative Services
(Administrative Knowledge System Project)
COP	5.000%	9/1/11 (14)	3,800	3,815
Ohio GO	5.000%	9/15/14	5,920	6,695
Ohio GO	5.000%	9/15/15	5,000	5,795
Ohio GO	5.000%	9/15/16	10,000	11,759
Ohio GO	5.000%	9/15/17	19,680	23,230
Ohio GO	5.000%	9/15/18	5,000	5,890
Ohio Higher Education Capital Facilities
Revenue	5.000%	8/1/11	6,110	6,112
Ohio Higher Education Capital Facilities
Revenue	5.250%	12/1/11	6,115	6,222
Ohio Higher Education GO	5.250%	11/1/11	5,000	5,065
Ohio Higher Education GO	5.250%	12/1/11 (14)	4,500	4,578
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,839
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,826
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.500%	10/1/12 (Prere.)	5,000	5,301
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	4,282
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.060%	8/5/11 LOC	5,000	5,000
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,508
Ohio Highway Capital Improvements GO	5.250%	5/1/12	6,805	7,066
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,802
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.120%	8/5/11	2,850	2,850
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,584
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,829
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,957
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,772
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,074
Ohio State University General Receipts
Revenue	5.000%	12/1/13	6,000	6,611
Ohio State University General Receipts
Revenue	5.000%	12/1/14	3,000	3,410
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,515	4,158
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	5,926
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,968
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,752
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,421
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	7,100
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	2.000%	8/5/11	17,955	17,955

Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/11	4,030	4,097
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,590
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,198
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,453
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,479
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,675
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,890
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,086
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,737
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,611
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,900
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,111
				636,100
Oklahoma (0.6%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12 (4)	3,500	3,637
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	10,066
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,156
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,410
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,242
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.200%	8/1/11 (12)	17,710	17,710
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.130%	8/5/11 (12)	16,465	16,465
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,534
2 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.830%	8/1/13	6,380	6,330
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,576
				80,126
Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.250%	11/1/11 (14)	12,090	12,246
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	4,170
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,743
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,105	3,608

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,551
1 Oregon Department of Administrative Services
TOB VRDO	0.120%	8/5/11	5,000	5,000
Oregon Department of Transportation Highway
Usertax Revenue	5.000%	11/15/14	5,880	6,697
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,908
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,470
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,882
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,115
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,645
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,149
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,882
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,311
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,173
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,486
				66,036
Pennsylvania (7.5%)
Allegheny County PA GO	5.000%	11/1/13	3,560	3,846
Allegheny County PA GO	5.000%	11/1/14	2,895	3,187
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	40,230
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	19,579
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	25,958
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.130%	8/1/13	10,000	9,967
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.120%	8/5/11	20,700	20,700
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,671
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
VRDO	0.090%	8/5/11	13,700	13,700
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	5,540	5,774
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,427
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,381
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,855

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,062
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,221
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,436
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,196
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,609
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,229
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,671
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	17,000	17,593
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.060%	8/5/11	1,200	1,200
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.080%	8/5/11	11,360	11,360
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.120%	8/5/11	7,800	7,800
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.100%	8/5/11 LOC	10,320	10,320
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	5,040
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,517
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,607
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/11	2,500	2,519
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,572
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,949
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,666
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,211
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,359

North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,935
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/5/11	18,100	18,100
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.080%	8/5/11	9,750	9,750
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	17,195	19,613
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,093
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,329
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,403
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.100%	8/5/11 LOC	16,500	16,500
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,584
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,531
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	7,299
Pennsylvania GO	5.500%	2/1/12	20,950	21,515
Pennsylvania GO	5.000%	8/1/12	20,705	21,702
Pennsylvania GO	5.500%	1/1/13	10,000	10,727
Pennsylvania GO	5.000%	2/15/14	6,000	6,658
Pennsylvania GO	5.000%	4/15/14	16,300	18,193
Pennsylvania GO	5.000%	7/1/14	27,300	30,690
Pennsylvania GO	4.000%	7/15/14	15,070	16,523
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	49,200
Pennsylvania GO	5.000%	3/1/15	22,065	25,250
Pennsylvania GO	5.250%	7/1/15	28,630	33,359
Pennsylvania GO	5.000%	2/15/16	12,105	14,126
Pennsylvania GO	5.000%	7/1/16	5,355	6,311
Pennsylvania GO	5.000%	7/1/17	4,155	4,928
Pennsylvania GO	5.000%	7/15/17	15,005	17,856
1 Pennsylvania GO TOB VRDO	0.120%	8/5/11	19,320	19,320
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.100%	8/5/11 LOC	10,950	10,950
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System) 5.000%		8/15/11 (2)	4,000	4,008
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System) 5.000%		6/15/17	4,655	5,435
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.120%	8/5/11	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.060%	8/5/11 LOC	5,300	5,300

1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.120%	8/5/11	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,636
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,267
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,199
Pennsylvania Housing Finance Agency Rental
Housing Revenue (Section 8 Assisted) VRDO	0.070%	8/5/11	10,305	10,305
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/13	5,630	6,051
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/16 (2)	14,290	14,995
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,510
Pennsylvania State University Revenue VRDO	0.060%	8/5/11	5,400	5,400
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	8/5/11 (4)	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,188
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,108
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,501
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,899
Pennsylvania Turnpike Commission Revenue
VRDO	0.060%	8/5/11 (4)	10,000	10,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.090%	8/5/11	9,693	9,692
Pennsylvania Turnpike Commission Revenue
VRDO	0.150%	8/5/11	24,908	24,907
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,582
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	5,108
Philadelphia PA Gas Works Revenue	4.000%	8/1/11	1,360	1,360
Philadelphia PA Gas Works Revenue	5.500%	8/1/11 (Prere.)	3,315	3,316
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,453
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,496
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,279
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,471
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,229
Philadelphia PA School District GO	5.500%	8/1/11 (4)	5,100	5,101
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	6,200	6,367
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	10,235	10,788
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	8,030
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (2)	1,500	1,702
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,647
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.080%	8/5/11 (4)	3,340	3,340
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	5,330	5,497
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	9,940
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,064

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,733
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	6,040
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,695
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.120%	8/5/11	10,000	10,000
State Public School Building Authority
Pennsylvania School Revenue (Daniel Boone
School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,750
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (Prere.)	30,800	33,421
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,521
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,213
				1,084,341
Puerto Rico (0.9%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12	4,510	4,665
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,258
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,411
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/12 (2)	3,000	3,094
Puerto Rico Municipal Finance Agency GO	5.000%	8/1/11	7,000	7,001
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	23,265	23,672
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	50,000	50,013
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	2.360%	8/5/11 (3)	21,160	21,160
				130,274
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,350

South Carolina (1.7%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,257
Charleston County SC GO	5.000%	11/1/17	6,485	7,800
Charleston County SC GO	5.000%	11/1/18	7,085	8,533
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.110%	8/5/11	24,750	24,750
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/13	8,575	9,152
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	10,249
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	8,230
Greenville County SC Hospital System Revenue
VRDO	0.050%	8/5/11 LOC	16,000	16,000
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,974
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	8/5/11 (12)	7,440	7,440

1 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.110%	8/5/11 (4)	5,625	5,625
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.080%	8/5/11 (13)	9,685	9,685
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,984
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,497
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	15,922
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,160
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,179
South Carolina Educational Facilities Authority
for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.100%	8/5/11 LOC	5,120	5,120
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,241
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,605
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,733
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,806
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,347
South Carolina Transportation Infrastructure
Revenue	5.100%	10/1/11 (Prere.)	10,000	10,085
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,933
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,702
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	8/5/11 (12)	20,200	20,200
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	1,735	1,737
				239,946
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/11 (2)	1,000	1,016
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,191
				4,207
Tennessee (2.0%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,630
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,539
Memphis TN Electric System Revenue	5.000%	12/1/11 (14)	17,000	17,274
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	52,061
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,790
Memphis TN GO	5.000%	10/1/17	2,500	2,958
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	7,190
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,801

Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,886
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	17,007
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,371
Shelby County TN GO	5.000%	4/1/13	4,000	4,308
Shelby County TN GO	5.000%	4/1/14	1,000	1,116
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,907
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,786
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.130%	8/5/11 (12)	56,000	56,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/12	2,300	2,399
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/13	3,600	3,903
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,372
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	6,170
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,915
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/11	5,000	5,018
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/12	10,000	10,396
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,000	29,570
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,000	9,477
Tennessee GO	5.000%	5/1/14	2,825	3,160
Tennessee GO	5.000%	5/1/16	3,200	3,759
				293,763
Texas (8.8%)
Board of Regents of the University of Texas
System Revenue Financing System Revenue
CP	5.250%	8/15/14	2,855	3,247
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	630
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,598
Dallas TX GO	5.000%	2/15/12	26,935	27,643
Dallas TX GO	5.000%	2/15/16	4,000	4,674
Dallas TX GO	5.000%	2/15/17	8,880	10,480
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,707

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,359
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,649
Denton TX Independent School District GO
VRDO	0.080%	8/5/11	5,600	5,600
Eagle Mountain & Saginaw TX Independent
School District PUT	2.500%	8/1/14	11,140	11,561
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,409
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,707
3 Frisco TX GO	5.000%	2/15/17	3,000	3,527
3 Frisco TX GO	5.000%	2/15/18	3,325	3,911
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,800
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,569
Garland TX Independent School District GO	5.000%	2/15/12	4,210	4,322
Grapevine-Colleyville TX Independent School
District School Building GO PUT	4.000%	8/1/12	25,980	26,842
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,170
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.120%	8/5/11	8,195	8,195
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	16,569
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	12,491
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,501
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.200%	8/1/11 LOC	16,530	16,530
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	550
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,181
Harris County TX Flood Control District GO	5.000%	10/1/11	5,005	5,047
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,523
Harris County TX GO	6.000%	8/1/13 (14)	21,795	24,173
Harris County TX GO	5.000%	10/1/15	2,000	2,334
Harris County TX GO	5.000%	10/1/16	4,500	5,356
1 Harris County TX GO TOB VRDO	0.120%	8/5/11 (4)	8,155	8,155
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.200%	8/1/11 LOC	7,605	7,605
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.200%	8/1/11	20,595	20,595
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,829
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	25,423
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,148
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,141
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,712

Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,956
1 Houston TX Airport System Revenue TOB
VRDO	0.120%	8/5/11	13,360	13,360
Houston TX GO	5.500%	3/1/16	6,905	8,170
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.050%	8/5/11	32,080	32,080
Houston TX Independent School District GO	0.000%	2/15/12	5,535	5,528
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,642
Houston TX Independent School District GO
PUT	0.570%	3/27/12	15,000	15,000
Houston TX Utility System Revenue	5.250%	11/15/11 (4)	4,425	4,490
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,523
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	6,113
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,820
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	11,090
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,196
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,207
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,947
Klein TX Independent School District Unlimited
Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,051
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,989
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	9,000	10,015
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,300	1,505
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,994
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,935
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,307
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,077
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,716
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,974
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	5/1/15	8,500	8,886
North Texas Tollway Authority System Revenue	5.000%	1/1/12	5,580	5,684
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,116
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,920
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,732
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,350
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	71,215	72,655
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	31,190	33,007
Northside TX Independent School District GO
PUT	0.950%	8/1/13	10,000	10,049
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,800	14,913
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,947
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	26,046
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,172
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,392

San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	12,000	12,899
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	11,209
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,959
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	8,323
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.120%	8/5/11	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,870
3 San Antonio TX GO	5.000%	8/1/17	1,070	1,271
3 San Antonio TX GO	5.000%	8/1/18	1,000	1,190
San Antonio TX GO PUT	1.150%	12/3/12	17,900	18,020
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.070%	8/5/11 LOC	4,620	4,620
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,128
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,350
Spring Branch TX Independent School District
GO	5.000%	2/1/13	3,000	3,209
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	4,029
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,210
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,459
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,232
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,478
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,939
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/12	3,500	3,587
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/13	1,835	1,945
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,000	5,410
1 Texas A&M University System Revenue TOB
VRDO	0.080%	8/5/11	5,555	5,555
Texas GO	5.000%	10/1/17	7,500	8,969
Texas GO	5.000%	10/1/18	7,500	8,970
1 Texas GO TOB VRDO	0.110%	8/5/11	35,000	35,000
Texas GO TRAN	2.000%	8/31/11	100,000	100,167
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/12	5,000	5,249
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,064

2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	9/15/17	10,000	9,575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	43,575	47,271
Texas State University System Revenue	5.000%	3/15/12	2,380	2,451
Texas State University System Revenue	5.000%	3/15/15	7,005	7,997
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/13	3,000	3,167
Texas Tech University System Revenue
Financing System Revenue	3.000%	2/15/14	5,000	5,299
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/15	4,000	4,575
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,000	20,289
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.120%	8/5/11	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/12	9,605	9,916
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,920
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	30,567
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,185
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.120%	8/5/11	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,750
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,499
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,497
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,105
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	12,059
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,497
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	2,005
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	30,014
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.070%	8/5/11	15,000	15,000
				1,273,391
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,114
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/13	7,590	8,185
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,532
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,270	19,960
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,505
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,240
Utah GO	5.000%	7/1/17	10,000	11,967
Utah GO	5.000%	7/1/18	15,000	18,013
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,711
				86,227
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,502
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,889
				14,391

Virginia (2.1%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,224
Chesapeake VA Economic Development
Authority Pollution Control Revenue (Virginia
Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,162
Clarke County VA Industrial Development
Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.130%	8/5/11 (4)	10,850	10,850
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,914
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,016
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.200%	8/1/11	19,150	19,150
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	24,043
Norfolk VA GO	5.000%	3/1/15	5,910	6,777
Norfolk VA GO	5.000%	3/1/16	4,000	4,689
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,851
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,278
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,167
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,497
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,604
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,697
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,431
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,262
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,400	2,788
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,515
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	591
Virginia GO	5.000%	6/1/14	8,750	9,833
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,773
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,953
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,456
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	9,026
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,500

Virginia Public School Authority Revenue	5.000%	8/1/11	9,000	9,002
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,743
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,365
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,313
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,414
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,444
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,744
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,876
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,858
Virginia Public School Authority Revenue	5.000%	8/1/16	35,860	42,438
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,816
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,376
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,175
				299,611
Washington (2.9%)
1 Bellevue WA GO TOB VRDO	0.110%	8/5/11 (4)	10,000	10,000
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	9,198
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,669
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/12	2,500	2,611
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	15,699
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.500%	7/1/17 (14)	8,000	8,346
Energy Northwest Washington Electric Revenue
(Project No. 1)	6.000%	7/1/17 (14)	7,300	7,649
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,928
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,757
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	28,208
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (2)	9,000	9,439
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (4)	10,000	10,488
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	23,635
King County WA (Bellevue School District) GO	5.000%	12/1/11	18,000	18,296
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,588
Port of Seattle WA Revenue	5.000%	3/1/12 (4)	5,000	5,135
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	4,080
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,401
Tacoma WA Electric System Revenue	5.000%	1/1/12 (4)	5,000	5,101
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	11,165
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	28,313
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,704
University of Washington Revenue	5.000%	4/1/17	6,880	8,147
University of Washington Revenue	5.000%	4/1/18	7,225	8,581

Washington GO	5.000%	7/1/12 (2)	11,530	12,040
Washington GO	5.000%	2/1/13	5,290	5,659
Washington GO	5.000%	7/1/13 (4)	4,890	5,319
Washington GO	5.000%	1/1/14	19,395	21,449
Washington GO	5.000%	2/1/14	11,105	12,318
Washington GO	5.000%	7/1/15 (2)	2,400	2,775
Washington GO	5.700%	10/1/15	6,250	6,814
Washington GO	5.000%	1/1/16	20,000	23,311
Washington GO	5.000%	1/1/16	5,285	6,160
Washington GO	5.000%	2/1/16	13,040	15,232
Washington GO	5.000%	2/1/16	3,995	4,667
Washington GO	5.000%	7/1/17	5,000	5,946
Washington GO	5.000%	8/1/17	11,175	13,308
1 Washington GO TOB VRDO	0.120%	8/5/11	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,736
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,756
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,292
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,460
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,498
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,572
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.090%	8/5/11 LOC	6,640	6,640
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.060%	8/5/11 LOC	14,000	14,000
				421,090
West Virginia (0.4%)
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,221
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	5,072
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	10,412
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	8,221
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,374
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,348
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,314
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,830
				55,792
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	5,000	5,241

Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	3,060	3,185
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,708
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	4,032
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,667
Wisconsin GO	5.000%	5/1/12 (14)	15,775	16,348
Wisconsin GO	5.000%	5/1/13	5,000	5,403
Wisconsin GO	5.250%	5/1/13	16,810	18,236
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,595
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,440
Wisconsin GO	5.000%	5/1/16	13,870	16,276
Wisconsin GO	5.000%	5/1/16	10,530	12,356
Wisconsin GO	5.000%	5/1/17	6,000	7,104
Wisconsin GO	5.000%	5/1/17	8,000	9,472
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,116
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,619
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,197
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,188
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,472
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,159
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,800
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,492
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,239
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,660
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,623
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	13,001
Wisconsin Transportation Revenue	5.000%	7/1/12	1,000	1,044
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,197
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,430
				200,300
Total Tax-Exempt Municipal Bonds (Cost $13,781,385)				14,211,297

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $421,099)	0.064%	421,098,601	421,099

Total Investments (101.7%) (Cost $14,202,484)			14,632,396
Other Assets and Liabilities-Net (-1.7%)			(246,368)
Net Assets (100%)			14,386,028

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $808,877,000, representing 5.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

Limited-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,211,297	—
Temporary Cash Investments	421,099	—	—
Total	421,099	14,211,297	—

C. At July 31, 2011, the cost of investment securities for tax purposes was $14,221,493,000. Net unrealized appreciation of investment securities for tax purposes was $410,903,000, consisting of unrealized gains of $412,316,000 on securities that had risen in value since their purchase and $1,413,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (1.1%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/11	7,500	7,622
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	4,000	4,144
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	3,500	3,626
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	21,510	22,860
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	7,500	8,084
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	11,760	12,676
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/14	8,000	8,917
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.110%	8/5/11	12,360	12,360
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.120%	8/5/11	6,375	6,375
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	1.000%	11/15/11	19,000	19,012
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	1.000%	12/1/11	9,200	9,201
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,270
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/12	1,000	1,020
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,805
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,441
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,755
				125,168
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.100%	8/5/11	15,870	15,870
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/12	1,800	1,853
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,368
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	5,951
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,827

North Slope Borough AK GO	5.000%	6/30/13	1,500	1,629
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,218
				32,716
Arizona (1.1%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.060%	8/5/11 LOC	10,510	10,510
Arizona COP	5.000%	10/1/12 (4)	1,000	1,050
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/12	3,000	3,059
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,650
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.160%	8/5/11	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/11	23,870	23,954
Arizona School Facilities Board COP	5.250%	9/1/11 (4)	5,730	5,752
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,479
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,221
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,431
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/11	2,115	2,129
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,212
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	4.000%	7/1/12	4,985	5,145
1 Mesa AZ Utility System Revenue TOB VRDO	0.120%	8/5/11 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.120%	8/5/11 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.110%	8/5/11	5,545	5,545
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.110%	8/5/11	4,500	4,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	8,500	8,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	6,285	6,285
				125,012
California (8.3%)
California Department of Water Resources
Power Supply Revenue	3.000%	5/1/12	6,535	6,672
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/12	2,000	2,057
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/12	22,130	22,929
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	35,000	36,860
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	16,743
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	15,776
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,893
California Department of Water Resources
Power Supply Revenue VRDO	0.070%	8/5/11 LOC	6,400	6,400

California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,727
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,066
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,118
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	12,082
California Educational Facilities Authority
Revenue (St. Mary's College of California)
VRDO	0.070%	8/5/11 LOC	17,330	17,330
California GO	5.000%	3/1/13	2,500	2,666
California GO	5.000%	4/1/13	2,205	2,359
California GO	5.000%	6/1/13	2,025	2,179
California GO	4.000%	11/1/14	2,650	2,892
California GO	5.000%	11/1/15	1,600	1,836
California GO	5.000%	10/1/16	12,070	13,970
1 California GO TOB VRDO	0.230%	8/5/11 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,487
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	15,240	15,859
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,793
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,873
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/11	5,000	5,010
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.120%	8/5/11	21,190	21,190
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.120%	8/5/11	20,885	20,885
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,724
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	20,000	20,735
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	1,160	1,195
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	2,000	2,060
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,939
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,241
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	1.625%	9/1/11	4,000	4,002
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.100%	10/3/11	15,750	15,753
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,074
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.180%	8/1/11 LOC	800	800
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.125%	11/1/11	8,355	8,355

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,405
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,367
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,000	11,005
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	74,000	79,760
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.050%	8/5/11 LOC	11,200	11,200
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	4.000%	7/1/12	650	669
1 Desert CA Community College District GO TOB
VRDO	0.120%	8/5/11	14,340	14,340
1 East Bay CA Municipal Utility District Waste
Water System Revenue TOB VRDO	0.110%	8/5/11	10,475	10,475
1 East Side CA Union High School District GO
TOB VRDO	1.580%	8/5/11	23,805	23,805
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.050%	8/5/11	15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,576
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,263
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,500	12,565
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,730	48,873
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,475
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	15,485	16,719
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,340
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	21,741
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.120%	8/5/11	15,335	15,335
1 Los Angeles CA Unified School District GO TOB
VRDO	0.120%	8/5/11	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/12	5,500	5,744
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,751
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.250%	7/1/16 (4)	5,000	5,069
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	12,264
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,948
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,109
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,135
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,000	3,440
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.040%	8/5/11	6,000	6,000
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/13	2,500	2,624

Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,065
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,739
1 Peralta CA Community College District Revenue
TOB VRDO	0.100%	8/5/11 (4)	15,000	15,000
1 Peralta CA Community College District Revenue
TOB VRDO	0.120%	8/5/11 (4)	7,715	7,715
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/12	500	520
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	662
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,402
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,483
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,260
San Bernardino County CA Transportation
Authority Sales Tax RAN	5.000%	5/1/12	15,000	15,533
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,703
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,626
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,435	4,968
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	23,957
San Francisco CA City & County International
Airport Revenue PUT	2.250%	12/4/12	29,755	30,312
San Francisco CA City & County International
Airport Revenue VRDO	0.060%	8/5/11 LOC	12,500	12,500
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.110%	8/5/11 (13)	5,000	5,000
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.050%	8/5/11 (4)	43,000	43,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,480
				952,927
Colorado (2.4%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,607
Colorado Department of Transportation RAN	5.250%	6/15/12 (14)	21,350	22,298
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	8/1/11 LOC	3,700	3,700
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,339
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/8/12	4,225	4,463
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	13,135
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,120
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	6,990	7,691
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.140%	8/5/11	10,000	10,000
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.070%	8/5/11	47,700	47,700

	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/13	1,605	1,698
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/13	5,165	5,463
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/14	3,510	3,807
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/14	8,615	9,344
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/15	1,945	2,164
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/15	3,500	3,893
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.070%	8/5/11	20,705	20,705
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.070%	8/5/11	44,200	44,200
	Denver CO City & County (Better Denver & Zoo)
	GO	4.000%	8/1/11	1,000	1,000
	Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,569
	E-470 Public Highway Authority Colorado
	Revenue PUT	5.000%	9/1/11 (14)	15,000	15,044
1	Jefferson County CO School District GO TOB
	VRDO	0.120%	8/5/11	13,660	13,660
	Regional Transportation District of Colorado
	COP	3.000%	6/1/12	1,000	1,018
	Regional Transportation District of Colorado
	COP	5.000%	6/1/14	1,500	1,636
	Regional Transportation District of Colorado
	COP	5.000%	6/1/15	2,330	2,596
	Regional Transportation District of Colorado
	Sales Tax Revenue	3.000%	11/1/11	1,230	1,239
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.000%	11/1/13	4,305	4,741
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.000%	11/1/14	5,000	5,683
1	University of Colorado Enterprise System
	Revenue TOB VRDO	2.330%	8/5/11 LOC	7,935	7,935
					272,448
Connecticut (1.2%)
	Connecticut General Revenue (State Revolving
	Fund)	5.000%	2/1/12	4,000	4,098
	Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,515
	Connecticut GO	5.000%	3/1/15 (14)	3,000	3,312
2	Connecticut GO	0.580%	5/15/15	20,000	20,000
	Connecticut GO	5.000%	12/1/15 (14)	16,150	17,966
2	Connecticut GO	0.730%	5/15/16	20,000	20,000
2	Connecticut GO	0.730%	5/15/16	8,300	8,300
[2,3] Connecticut GO PUT		1.430%	3/1/18	17,500	17,479

Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/12	1,235	1,270
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	2,052
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,236
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	8,022
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,699
				136,949
Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	9,977
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14 (14)	6,790	7,637
Kent County DE Student Housing Revenue
(Delaware State University Student Housing)
VRDO	0.100%	8/5/11 LOC	7,910	7,910
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,058
				37,582
District of Columbia (0.5%)
2 District of Columbia Income Tax Revenue	0.430%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown Day
School) VRDO	0.390%	8/5/11 LOC	14,300	14,300
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/13	5,000	5,312
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,179
District of Columbia Revenue (Medlantic/Helix)
VRDO	0.090%	8/5/11 LOC	14,000	14,000
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.070%	8/5/11 LOC	10,600	10,600
				57,056
Florida (8.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	3.000%	12/1/11	3,000	3,018
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,502
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,503
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,181
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,362
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,907
Clay County FL Sales Surtax Revenue	5.000%	10/1/11 (12)	3,500	3,526
1 Collier County FL School Board COP TOB
VRDO	0.080%	8/5/11	21,385	21,385
Escambia County FL Health Facilities Authority
Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,909
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,050
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,558

Florida Board of Education Lottery Revenue	5.000%	7/1/15	11,750	13,405
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,514
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,376
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/12	1,945	2,007
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	16,195	16,847
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	4,020	4,182
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	4,500	4,681
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	9,580	10,380
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,820	9,556
3 Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/14	7,535	8,233
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14 (4)	11,315	12,314
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,676
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	10,350
3 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,382
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,250	7,845
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12	5,545	5,785
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	31,580	33,020
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13 (14)	5,220	5,290
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	34,040	36,895
Florida Department of Management Services
COP	5.000%	8/1/11	1,350	1,350
Florida Department of Management Services
COP	5.000%	8/1/12	8,850	9,224
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	7,084
Florida Department of Transportation GO	5.000%	7/1/12	6,940	7,247
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,440
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	10,000	10,728
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,150	22,395
Florida Rural Utility Financing Commission
Revenue	3.500%	11/1/11	2,975	2,990
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	4,148
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	5,183
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,810
Gainsville FL Utility System Revenue VRDO	0.300%	8/1/11	30,665	30,665
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,093

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,241
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.110%	8/5/11	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,608
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,649
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/12	2,000	2,102
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	5,976
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,167
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,282
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,302
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,617
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,316
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,313
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/11	12,000	12,094
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/12	12,000	12,600
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,443
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	8/5/11	30,800	30,800
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/5/11	22,550	22,550
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.090%	8/5/11	22,065	22,065
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,039
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,111
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/13	1,000	1,066
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,353
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,955
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,193
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,204
Lakeland FL Hospital System Revenue
(Lakeland Regional Health)	2.000%	11/15/11	1,000	1,004
Lakeland FL Hospital System Revenue
(Lakeland Regional Health)	3.000%	11/15/12	500	509
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.120%	8/5/11	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.110%	8/5/11 (12)	5,070	5,070

Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.125%	8/1/11 (14)	5,000	5,001
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.250%	11/1/11	2,500	2,503
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,148
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,158
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.110%	8/5/11 (4)	32,570	32,570
Ocala FL Water & Sewer Revenue	5.750%	10/1/11 (Prere.)	13,605	13,872
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,168
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	348
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	530
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	537
1 Orange County FL School Board COP TOB
VRDO	0.070%	8/5/11 LOC	25,965	25,965
Orange County FL Tourist Development
Revenue	5.000%	10/1/11	6,990	7,040
Orange County FL Tourist Development
Revenue	5.000%	10/1/12	7,335	7,669
Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	8,260
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,543
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/12 (2)	5,000	5,193
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/11	1,500	1,512
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/12	1,750	1,845
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,736
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,736
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,468
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,511
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,717
Port St. Lucie FL Utility Revenue	5.125%	9/1/11 (Prere.)	1,000	1,004
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project) VRDO	0.070%	8/5/11 LOC	7,800	7,800
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	4,640	4,872
1 South Florida Water Management District COP
TOB VRDO	0.110%	8/5/11	21,000	21,000
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/11	4,000	4,008
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,325

South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,405
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.110%	8/5/11	6,000	6,000
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/13	9,405	10,039
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	6,035
3 Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,433
				910,301
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,100	2,336
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,226
Atlanta GA Airport Revenue	4.000%	1/1/15	500	541
3 Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,360
1 Atlanta GA Airport Revenue TOB VRDO	0.220%	8/5/11 (4)	11,170	11,170
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.070%	8/5/11 LOC	14,750	14,750
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/11	2,500	2,524
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,131
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,826
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	1,000	1,014
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	19,880	20,161
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,071
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,120
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,303
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/12	2,240	2,293
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.110%	8/5/11 LOC	5,470	5,470
DeKalb County GA School District GO	5.000%	2/1/12	30,000	30,709
Georgia GO	6.250%	8/1/11	5,195	5,197
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,313
Georgia GO	5.000%	9/1/14	4,000	4,533
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	13,875	15,028
Gwinnett County GA Water & Sewer Authority
Revenue	4.000%	8/1/12	10,020	10,403
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	7,500	7,852
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	10,995	11,506
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,311

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,000	13,864
Monroe County GA Development Authority
Pollution Control Revenue (Gulf Power Co.
Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,034
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Scherer Project)PUT	2.500%	3/1/13	7,500	7,592
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/12	4,010	4,087
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,233
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,408
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/11	5,000	5,022
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,398
				233,786
Hawaii (0.2%)
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,175
Hawaii GO	5.000%	6/1/14	1,195	1,340
Hawaii GO	5.000%	2/1/15	3,600	4,109
Hawaii GO	5.000%	2/1/16	4,000	4,663
Honolulu HI City & County GO	5.250%	7/1/12 (ETM)	4,950	5,178
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.140%	8/5/11 (4)	4,995	4,995
				21,460
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/12	6,675	6,974

Illinois (4.5%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,226
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,193
1 Chicago IL Board of Education GO TOB VRDO	0.140%	8/5/11 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,374
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,846
1 Chicago IL GO TOB VRDO	0.120%	8/5/11	9,995	9,995
Chicago IL GO VRDO	0.200%	8/1/11	10,000	10,000
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,750	11,763
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (14)	4,400	4,482
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,071
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,367
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	8/5/11 (12)	27,185	27,185
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	8/5/11 (4)	7,000	7,000
1 Chicago IL Water Revenue TOB VRDO	0.140%	8/5/11 (4)	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.140%	8/5/11 (4)	7,495	7,495
Du Page & Cook Counties IL Community
Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	3,999
Illinois Build Revenue	5.000%	6/15/16	10,000	11,428
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,797
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	8/5/11 LOC	18,800	18,800

Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.125%	2/14/13	8,000	8,048
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,284
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement
Fund)	6.250%	5/1/12 (Prere.)	4,000	4,222
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,540
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,000	5,133
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.400%	2/1/13	11,180	11,316
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,484
Illinois Finance Authority Revenue (Central
Dupage Health) VRDO	0.200%	8/1/11	2,855	2,855
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.070%	8/5/11 LOC	10,800	10,800
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.060%	8/5/11 LOC	3,190	3,190
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/11	2,445	2,450
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,846
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,514
Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	10,000	10,116
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.120%	8/5/11 (4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.180%	8/5/11 (4)	7,800	7,800
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/12	1,840	1,869
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,365
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,717
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,306
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,690
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.040%	8/5/11	5,564	5,564
Illinois Finance Authority Solid Waste Revenue
(Waste Management Inc. Project) PUT	1.450%	10/3/11	1,750	1,751
Illinois GO	5.000%	1/1/16	25,000	27,667
1 Illinois GO TOB VRDO	0.580%	8/5/11	3,750	3,750
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,805	5,181
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.100%	8/5/11	48,265	48,265
Illinois Regional Transportation Authority
Revenue PUT	1.200%	9/1/11	31,300	31,300
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.120%	8/5/11	5,335	5,335

1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.110%	8/5/11	58,275	58,275
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.110%	8/5/11	20,550	20,550
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/12	8,000	8,156
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,407
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,684
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,398
				519,624
Indiana (2.4%)
Indiana Bond Bank Revenue	5.375%	4/1/12 (Prere.)	2,500	2,587
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.000%	9/1/11	4,750	4,751
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/12	3,415	3,552
Indiana Finance Authority Facilities Revenue
(Pendleton Juvenile Correctional Facility)	5.000%	7/1/12	1,495	1,555
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/11	1,000	1,012
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,788
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,569
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.060%	8/5/11 LOC	34,200	34,200
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.100%	8/5/11 LOC	20,915	20,915
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,786
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	24,705	24,877
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	8,000	8,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.300%	8/1/11	10,700	10,700
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.210%	8/1/11	4,470	4,470
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,176
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	2,000	2,145
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	7,605	8,229

3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	15,000	14,996
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,054
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,777
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	3,092
1 Indiana Transportation Finance Authority
Highway Revenue TOB VRDO	0.080%	8/5/11	18,020	18,020
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12	8,870	9,184
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/13	1,000	1,087
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,285
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	12,500	12,724
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,000	35,789
				277,320
Iowa (0.3%)
Iowa Finance Authority Health Facilities
Revenue (Great River Medical Center Project)
VRDO	0.330%	8/1/11 LOC	6,160	6,160
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,575
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,449
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) PUT	5.000%	8/15/12	7,500	7,821
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	4.000%	7/1/12	1,860	1,915
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	2.100%	12/1/11 (ETM)	8,000	8,050
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/11	1,000	1,013
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/12	1,700	1,808
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,636
Polk County IA GO	3.000%	6/1/12	510	521
				33,948
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/11	1,755	1,763
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/5/11	20,600	20,600

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,071
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,761
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,586
Newton KS Hospital Revenue (Newton
Healthcare Corp.) VRDO	0.150%	8/5/11 LOC	4,905	4,905
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	3.000%	11/15/11	500	503
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/12	1,000	1,046
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13	2,000	2,167
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,060	2,276
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,000	2,208
				44,886
Kentucky (0.5%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.060%	8/5/11 LOC	1,900	1,900
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	3.000%	2/1/12	1,000	1,011
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	1.000%	9/1/11	4,500	4,501
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	4,185
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,582
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/12	4,335	4,521
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/13	3,730	4,042
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.375%	12/1/11	10,000	10,142
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,112
1 Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue TOB VRDO	0.110%	8/5/11 (13)	6,640	6,640
				56,636
Louisiana (1.6%)
1 Louisiana Gas & Fuels Tax Revenue TOB
VRDO	0.110%	8/5/11	6,490	6,490
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.830%	6/1/13	25,100	25,145
Louisiana GO	0.930%	7/15/14	37,000	37,006

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,074
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	3,139
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,468
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,665
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	4,013
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,044
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,537
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.220%	8/5/11 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/12 (4)	6,000	6,213
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,387
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,617
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,287
Orleans Parish LA GO	3.000%	9/1/11 (4)	8,000	8,017
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,550
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,635
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	8/5/11 LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	8/5/11 LOC	22,500	22,500
				188,857
Maine (0.1%)
1 Maine Turnpike Authority Turnpike Revenue
TOB VRDO	0.150%	8/5/11	10,005	10,005

Maryland (0.7%)
Maryland GO	5.250%	3/1/12	3,000	3,090
3 Maryland GO	5.000%	8/1/16	27,680	32,831
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	11/15/11	5,000	5,070
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/12	1,000	1,038
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	6.000%	7/1/12 (Prere.)	6,500	6,845
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,317
Washington Suburban Sanitation District
Maryland GO VRDO	0.130%	8/5/11	27,900	27,900
				85,091
Massachusetts (3.8%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.750%	8/1/11	25,575	25,575

1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	8/5/11	19,989	19,989
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,473
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.040%	8/5/11	22,800	22,800
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.040%	8/5/11 LOC	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,226
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,613
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,796
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,441
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,340
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.580%	7/1/14	13,850	13,877
Massachusetts GO	5.250%	11/1/11 (Prere.)	10,000	10,123
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,185
Massachusetts GO	6.000%	11/1/11	10,810	10,971
2 Massachusetts GO	0.320%	2/1/12	13,000	13,000
2 Massachusetts GO	0.460%	2/1/13	20,630	20,630
2 Massachusetts GO	0.560%	2/1/14	15,000	15,000
2 Massachusetts GO	0.610%	2/1/14	7,500	7,500
Massachusetts GO	5.000%	1/1/15	4,000	4,551
2 Massachusetts GO	0.740%	2/1/15	4,000	4,000
1 Massachusetts GO TOB VRDO	0.080%	8/5/11	36,740	36,740
1 Massachusetts GO TOB VRDO	2.000%	8/5/11 LOC	16,000	16,000
Massachusetts GO VRDO	0.300%	8/1/11	2,000	2,000
Massachusetts GO VRDO	0.100%	8/5/11	50,000	50,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	2.750%	1/5/12	4,000	4,044
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/12	3,000	3,092
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.110%	8/5/11	7,500	7,500
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,183
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,619
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,127
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	13,100	13,464
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,141
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	8/5/11	5,000	5,000

Massachusetts Special Obligation Revenue	4.000%	6/15/12	5,695	5,882
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.120%	8/5/11	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 LOC	20,720	20,720
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 (4)LOC	19,795	19,795
Massachusetts Water Resources Authority
Revenue VRDO	0.080%	8/5/11	23,390	23,390
				440,707
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/12 (12)	8,860	8,992
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	16,261
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	3,225	3,259
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/13	1,000	1,086
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,111
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,728
Michigan (New Center Development Inc.) COP
PUT	5.000%	9/1/11 (14)	6,250	6,266
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	1,935	1,951
Michigan Building Authority Revenue	3.000%	10/15/12	1,150	1,181
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (Prere.)	5,000	5,047
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,508
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,387
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	10,000	10,211
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/12	17,300	17,451
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,143
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,045
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,577
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	1,000	1,071
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/5/11	10,000	10,000
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,018
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	2,016
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,235
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,135
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,706
Michigan State University Board of Trustees
General Revenue VRDO	0.030%	8/5/11	33,305	33,305
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,191

Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.080%	8/5/11 LOC	3,475	3,475
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,729
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,189
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,361
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,456
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,385
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.140%	8/5/11 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,599
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.000%	12/1/11	3,995	4,037
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,583
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,678
				213,373
Minnesota (0.6%)
Minnesota GO	4.000%	12/1/11	11,725	11,878
Minnesota GO	4.000%	8/1/12	17,810	18,484
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	8/5/11	10,000	10,000
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	12,825
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	13,530
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/12	1,000	1,032
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/13	1,000	1,066
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,089
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,200
				75,104
Mississippi (0.3%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/12	1,250	1,286
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,073
Mississippi Business Finance Corp. Revenue
(Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,056
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.750%	9/1/11	1,600	1,599
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.250%	11/1/11	8,200	8,207
Mississippi GO (Nissan Project) VRDO	0.060%	8/5/11	14,315	14,315
				32,536

Missouri (1.7%)
Kansas City MO Special Obligation Revenue
VRDO	0.090%	8/5/11 LOC	28,825	28,825
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.200%	8/1/11	2,000	2,000
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.200%	8/1/11	24,870	24,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Sisters of
Mercy Health System) VRDO	0.060%	8/5/11	5,000	5,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	8/5/11 LOC	18,025	18,025
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	8/5/11 LOC	14,250	14,250
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	8/5/11 LOC	33,500	33,500
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	16,050	16,175
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	29,100	29,327
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.300%	8/1/11	3,100	3,100
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,500	16,127
				191,199
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	3,035	3,206
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	6,135	6,679
				9,885
Nebraska (0.9%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.080%	8/5/11	40	40
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.060%	8/5/11	77,610	77,610
1 Nebraska Public Power District Revenue TOB
VRDO	0.120%	8/5/11 (13)	5,665	5,665
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.070%	8/5/11 LOC	18,220	18,220
				101,535
Nevada (1.1%)
Clark County NV Airport BAN	5.000%	7/1/12	30,000	31,263
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,201
Clark County NV GO	5.000%	11/1/11	7,315	7,404
Clark County NV GO	5.000%	11/1/12	6,755	7,133

Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	3.000%	7/1/12	2,000	2,040
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/12	2,700	2,806
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.000%	7/1/13	2,000	2,101
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	6,000	6,121
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,410
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	22,042
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12 (14)	5,125	5,322
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	538
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	277
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	568
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/11 (14)	5,210	5,294
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/12	2,545	2,634
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,292
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.120%	8/5/11	7,555	7,555
				123,001
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,822
New Hampshire GO	5.000%	2/15/15	1,285	1,469
New Hampshire GO	5.000%	8/15/15	5,000	5,797
				10,088
New Jersey (4.3%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	10,000	10,622
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,751
New Jersey Building Authority Revenue	5.000%	12/15/11	10,415	10,600
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,806
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,830
New Jersey COP	5.000%	6/15/12	3,800	3,915
New Jersey COP	5.000%	6/15/13	5,000	5,275
New Jersey COP	5.000%	6/15/14	5,120	5,502
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/11 (ETM)	4,500	4,519
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	10,000	11,236
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,662
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,681
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,836
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12	7,570	7,800
New Jersey GO	6.000%	2/15/13 (14)	15,000	16,247
New Jersey GO	6.000%	2/15/13	5,000	5,412
1 New Jersey GO TOB VRDO	0.240%	8/1/11	46,495	46,495

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/11	3,300	3,327
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/12	3,995	4,193
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	8/5/11 LOC	6,100	6,100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,903
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,688
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,788
New Jersey Transportation Corp. COP	5.500%	9/15/11 (2)	5,000	5,032
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	2,025	2,070
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,282
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.080%	8/5/11 LOC	10,800	10,800
New Jersey Turnpike Authority Revenue VRDO	0.120%	8/5/11 (4)	60,650	60,650
New Jersey Turnpike Authority Revenue VRDO	0.190%	8/5/11 LOC	85,500	85,500
Salem County NJ Pollution Control Financing
Authority Revenue (Public Service Electric &
Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,510
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	24,065	25,188
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	12,900	13,529
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	17,285	18,146
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	15,505
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/24 (Prere.)	1,455	1,528
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/32 (Prere.)	19,140	20,923
				489,851
New Mexico (1.3%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,819
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,178
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/13	4,000	4,427
New Mexico Finance Authority Transportation
Revenue VRDO	0.040%	8/5/11 LOC	10,880	10,880
New Mexico GO	5.000%	3/1/13	7,845	8,420
New Mexico GO	5.000%	3/1/13	5,535	5,941
New Mexico GO	5.000%	3/1/14	9,405	10,461
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.060%	8/5/11	8,760	8,760

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.130%	8/5/11	27,800	27,800
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.080%	8/5/11	9,975	9,975
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	30,304
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,581
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,710
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,445	8,785
				152,041
New York (9.7%)
Buffalo NY Municipal Water System Revenue
VRDO	0.060%	8/5/11 LOC	9,935	9,935
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	1,350	1,450
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	4,620	4,962
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,106
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/11 (2)	1,000	1,018
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,840
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	9,434
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/15 (14)(3)	5,000	5,358
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.110%	8/5/11 (13)	20,000	20,000
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	21,103
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	22,611
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	4,009
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.120%	8/5/11 (13)	12,780	12,780
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.220%	8/5/11 (4)	6,125	6,125
Metropolitan New York Transportation Authority
Revenue VRDO	0.070%	8/5/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	8/5/11	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.140%	8/5/11	13,100	13,100
Nassau County NY Sewer & Storm Water
Finance Authority System Revenue	5.000%	11/1/12	4,980	5,240
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	8,000	8,180
New York City NY GO	5.000%	8/1/12	27,760	29,092
New York City NY GO	5.250%	8/1/12 (ETM)	1,215	1,276
New York City NY GO	5.250%	8/1/12	7,320	7,690
New York City NY GO	5.500%	2/1/13 (Prere.)	180	194

New York City NY GO	5.000%	1/1/14	3,360	3,706
New York City NY GO	5.000%	2/1/14	3,500	3,871
New York City NY GO	5.000%	8/1/14	11,525	12,965
3 New York City NY GO	5.000%	8/1/15	1,500	1,730
New York City NY GO	5.250%	8/1/15	9,855	11,113
New York City NY GO	5.500%	8/1/15	9,495	10,139
3 New York City NY GO	5.000%	8/1/16	5,000	5,850
1 New York City NY GO TOB VRDO	0.120%	8/5/11	5,005	5,005
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,655	6,823
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,674
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/11	15,740	15,901
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	10,960	11,268
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,780
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	8/5/11	4,325	4,325
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	8/5/11	5,840	5,840
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	8/5/11	3,000	3,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.120%	8/5/11 (4)	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/11	33,810	34,141
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/11	4,950	5,011
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	44,335	48,747
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	25,760	29,291
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	10,000	11,646
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.110%	8/5/11	5,800	5,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	8/5/11	11,000	11,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	2/15/15	2,000	2,252
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/15	5,000	5,703
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.120%	8/5/11	8,995	8,995
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	13,003
1 New York State Dormitory Authority Revenue
(Court Facilities Lease) TOB VRDO	2.330%	8/5/11	17,115	17,115
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	4.000%	2/15/12	2,230	2,275

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/12	5,000	5,128
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/12	7,025	7,367
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/13	2,000	2,133
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,182
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,219
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,890	4,007
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	8,140	8,385
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,125	16,129
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,000	11,637
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	8/5/11	5,000	5,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/5/11	1,500	1,500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,690
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/12	13,210	13,635
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/13	15,095	16,293
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,366
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	10,670	11,072
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,109
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,109
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.200%	8/5/11 LOC	4,700	4,700
New York State Local Government Assistance
Corp. Revenue VRDO	0.030%	8/5/11	16,100	16,100
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/12	6,955	7,409
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	3,892
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,710
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,889

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,132
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,917
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,976
New York State Urban Development Corp.
Revenue	5.000%	1/1/12	5,000	5,103
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,235	31,032
New York State Urban Development Corp.
Revenue (Service Contract)	4.000%	1/1/12	8,665	8,806
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	14,475	15,395
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	4,000	4,254
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	31,635
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,788
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/5/11	8,420	8,420
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/5/11	31,325	31,325
Suffolk County NY TAN	2.000%	8/11/11	50,000	50,029
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	20,000	20,599
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/13	11,000	11,642
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	21,957
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,967
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,602
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.080%	8/5/11	9,500	9,500
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.110%	8/5/11	11,545	11,545
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.080%	8/5/11 (4)	18,465	18,465
Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/11	7,995	8,043
Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/12	500	513
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/12	1,400	1,455
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,565
				1,106,448
North Carolina (3.0%)
Cary NC GO VRDO	0.060%	8/5/11	8,130	8,130
Charlotte NC Airport Revenue	5.000%	7/1/12	6,530	6,799
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,746
3 Charlotte NC Water & Sewer System Revenue	3.000%	12/1/14	1,290	1,385
3 Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,412

3 Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,653
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/13	250	265
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	602
1 Charlotte-Mecklenburg Hospital North Carolina
Health Care Authority Health Care System
Revenue (Carolinas Healthcare System) TOB
VRDO	0.110%	8/5/11	3,350	3,350
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.110%	8/5/11 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.110%	8/5/11 (4)	6,565	6,565
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.110%	8/5/11 (4)	6,000	6,000
Mecklenburg County NC GO VRDO	0.100%	8/5/11	1,975	1,975
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/12	5,000	5,143
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,897
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,565
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.210%	8/1/11	1,600	1,600
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.060%	8/5/11 LOC	2,780	2,780
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.950%	9/1/11	32,500	32,506
North Carolina Capital Improvement Revenue	3.000%	5/1/12	12,295	12,557
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,544
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	6,000	6,357
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	2,170	2,361
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	2,000	2,218
North Carolina Eastern Municipal Power Agency
Revenue	5.300%	1/1/15	3,500	3,681
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/15	8,000	8,410
North Carolina GAN	5.000%	3/1/13	11,740	12,586
North Carolina GO	5.500%	3/1/13	9,000	9,739
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.060%	8/5/11	40,970	40,970
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.060%	8/5/11 LOC	27,800	27,800
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.060%	8/5/11 LOC	3,600	3,600

1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.080%	8/5/11	3,800	3,800
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	8/5/11 LOC	9,360	9,360
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.060%	8/5/11 LOC	19,960	19,960
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System)	4.000%	10/1/13	1,055	1,123
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/13	1,560	1,683
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,495	2,781
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,688
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/13	6,000	6,378
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	4,540	4,870
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	9,635	10,275
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.090%	8/5/11	19,600	19,600
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.100%	8/5/11	13,265	13,265
Wake County NC GO	4.000%	2/1/14	16,060	17,436
				345,440
Ohio (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.060%	8/5/11 LOC	6,900	6,900
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/12	5,640	5,906
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	23,400
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/12	2,460	2,510
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.200%	8/5/11 (12)	2,200	2,200
Columbus OH GO	5.000%	9/1/11	5,605	5,629
Columbus OH GO	5.000%	9/1/11	5,440	5,464
Columbus OH GO	5.000%	7/1/12	1,250	1,305
3 Columbus OH GO	5.000%	7/1/14	2,000	2,248
3 Columbus OH GO	5.000%	7/1/15	3,000	3,467
3 Columbus OH GO	5.000%	7/1/15	2,310	2,666
3 Columbus OH GO	5.000%	7/1/16	6,760	7,963
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.080%	8/5/11 LOC	4,195	4,195
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	6,900	6,900

2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.530%	6/3/13	10,000	10,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	800	800
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.070%	8/5/11	19,470	19,470
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.070%	8/5/11	2,040	2,040
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.110%	8/5/11	24,665	24,665
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.060%	8/5/11 LOC	32,835	32,835
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,719
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	2,900	2,933
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	5,500	5,536
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	4.750%	8/1/12	14,000	14,474
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,644
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,157
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,895
Ohio GO	3.000%	8/1/11	11,540	11,542
Ohio GO	4.000%	8/1/11	7,460	7,462
Ohio GO	5.000%	8/1/11 (14)	3,000	3,001
Ohio GO	5.000%	5/1/12	2,100	2,176
Ohio GO	5.000%	8/1/12	9,800	10,272
Ohio GO	5.000%	8/1/14	3,000	3,379
Ohio GO	5.000%	9/15/15	10,000	11,590
Ohio GO	5.000%	9/15/16	10,000	11,759
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.120%	8/5/11	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.100%	8/5/11 LOC	2,560	2,560
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,379
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,698
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,107
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,133
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	681
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	669

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	544
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,784
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/12	10,000	10,415
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/11 (2)	4,190	4,191
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	1.000%	9/1/11	6,000	6,001
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	2.000%	8/5/11	9,910	9,910
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project)	1.750%	6/1/13	3,000	3,004
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.625%	1/2/13	4,000	4,039
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.050%	6/1/12 (Prere.)	11,780	12,259
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,662
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,309
				375,722
Oklahoma (1.0%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,963
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.050%	8/5/11 (12)	49,440	49,440
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.130%	8/5/11 (12)	32,940	32,940
Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	3.875%	7/1/12 (4)	5,000	5,153
2 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.830%	8/1/13	6,595	6,543
Oklahoma Transportation Authority Turnpike
System Revenue	5.375%	1/1/12 (2)	11,900	12,162
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.110%	8/5/11	7,041	7,041
				115,242
Oregon (0.2%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
PUT	5.000%	7/15/12	7,000	7,275
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.700%	9/1/11	1,500	1,501
Oregon Department of Administrative Services
COP	5.000%	5/1/12	2,500	2,589
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,226
Oregon Department of Transportation Highway
Usertax Revenue	4.000%	11/15/11	2,000	2,023
Oregon Facilities Authority Revenue (Legacy
Health Project)	3.000%	5/1/12	1,000	1,016

Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/13	1,285	1,344
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,220
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,596
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/13	1,000	1,057
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	533
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,132
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,646
				26,158
Pennsylvania (6.6%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/11	1,500	1,506
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	5,000	5,147
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/12	2,000	2,083
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/13	10,000	10,737
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	11,595
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	9,408
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.130%	8/1/13	10,000	9,967
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.120%	8/5/11	48,200	48,200
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	3,945
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,501
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,563
Delaware County PA GO	5.000%	10/1/12	1,115	1,177
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	10,000	10,349
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	8/5/11 LOC	28,700	28,700
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.120%	8/5/11	5,000	5,000
Governor Mifflin PA School District GO VRDO	0.150%	8/5/11 (4)	14,955	14,955
Governor Mifflin PA School District GO VRDO	0.150%	8/5/11 (4)	12,895	12,895
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.250%	8/1/11 LOC	8,200	8,200

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/13	2,000	2,122
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,884
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/5/11	6,970	6,970
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/5/11	13,700	13,700
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.110%	8/5/11	15,980	15,980
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.110%	8/5/11	9,375	9,375
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,403
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,093
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,329
Pennsylvania Economic Development Financing
Authority Revenue (Convention Center
Project)	5.000%	6/15/12	3,730	3,873
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,569
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,531
Pennsylvania GO	5.000%	9/1/11	14,430	14,492
Pennsylvania GO	5.100%	5/1/12 (Prere.)	6,800	7,050
Pennsylvania GO	5.000%	4/15/13	10,745	11,585
Pennsylvania GO	4.000%	7/15/13	16,995	18,173
Pennsylvania GO	5.000%	9/1/13	4,300	4,704
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,572
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,570
Pennsylvania GO	5.000%	9/1/15 (4)	10,125	11,371
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO 0.060%		8/5/11 LOC	11,250	11,250
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	3.500%	5/15/12	3,000	3,076
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,789
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	8,470	8,821
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	2,750	2,864

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	13,945	15,097
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	3,000	3,248
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,936
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,294
1 Pennsylvania State University Revenue TOB
VRDO	2.000%	8/5/11	12,705	12,705
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	8/5/11 (4)	31,160	31,160
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	8/5/11 (4)	38,495	38,495
2 Pennsylvania Turnpike Commission Revenue	0.600%	12/1/11	13,000	13,000
2 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/12	12,000	12,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,818
Pennsylvania Turnpike Commission Revenue
VRDO	0.060%	8/5/11 (4)	40,880	40,880
Pennsylvania Turnpike Commission Revenue
VRDO	0.090%	8/5/11	46,193	46,193
Pennsylvania Turnpike Commission Revenue
VRDO	0.150%	8/5/11	52,263	52,262
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/11	3,000	3,011
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/12	3,000	3,122
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,090
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,445
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.080%	8/5/11	5,400	5,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	1,700	1,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	5,035	5,035
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	1,900	1,900
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,662
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/12	5,755	5,986
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.230%	8/5/11	9,100	9,100
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,561
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	4.000%	9/15/11	1,000	1,005
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/11	2,100	2,113

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,530
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	3.500%	7/1/13	1,830	1,891
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,450
				751,163
Puerto Rico (0.5%)
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	8,000	8,002
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	7,750	7,752
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	40,000	40,011
				55,765
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,216
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.080%	8/5/11 LOC	19,830	19,830
				24,046
South Carolina (0.9%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.090%	8/5/11	7,400	7,400
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/12	5,275	5,453
Greenville County SC Hospital System Revenue
VRDO	0.050%	8/5/11 LOC	2,000	2,000
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,758
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.080%	8/5/11 (13)	9,685	9,685
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,233
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,965
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,229
South Carolina Educational Facilities Authority
for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.100%	8/5/11 LOC	7,000	7,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	3.000%	2/1/12	1,000	1,013
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/13	1,000	1,058
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,176
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,106
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project) PUT	1.250%	11/1/11	7,060	7,068
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,053
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,559

South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,311
South Carolina Transportation Infrastructure
Revenue	5.100%	10/1/11 (Prere.)	7,000	7,059
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	15,836
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,933
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	8/5/11 (12)	13,435	13,435
				103,330
Tennessee (1.2%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/12	500	513
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/13	645	683
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.120%	8/5/11	7,465	7,465
Lewisburg TN Industrial Development Board
Solid Waste Disposal Revenue (Waste
Management Inc. of Tennessee Project) PUT	2.500%	7/1/12	5,250	5,282
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,720
Memphis TN Electric System Revenue	5.000%	12/1/14	25,000	28,347
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	29,042
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,793
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,417
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	4.000%	9/1/12	6,135	6,366
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	10,399
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,500	2,776
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/12	5,000	5,163
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/13	5,965	6,239
Tennessee GO	5.000%	5/1/12	3,500	3,628
Tennessee GO	5.000%	5/1/14	3,000	3,356
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,904
				134,093
Texas (12.2%)
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.040%	8/5/11	10,000	10,000
1 Brownsville TX Utility System Revenue TOB
VRDO	0.140%	8/5/11 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.140%	8/5/11 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.110%	8/5/11	5,400	5,400

Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,984
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,059
Dallas TX GO	5.000%	2/15/12	10,000	10,263
Dallas TX GO	5.000%	2/15/15	6,295	7,197
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,701
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/12	3,500	3,649
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,367
Denton TX Independent School District GO
VRDO	0.080%	8/5/11	32,050	32,050
Eagle Mountain & Saginaw TX Independent
School District PUT	2.500%	8/1/14	11,140	11,561
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,379
Fort Worth TX GO	4.000%	3/1/12	4,260	4,356
3 Frisco TX GO	4.000%	2/15/14	4,670	5,065
3 Frisco TX GO	4.000%	2/15/15	1,580	1,751
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	5,000	5,095
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,170
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/12	15,000	15,952
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/13	4,335	4,606
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/14	5,915	6,459
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.200%	8/1/11	5,300	5,300
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/11	1,000	1,014
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	919
Harris County TX GO	5.000%	10/1/12	3,000	3,169
Harris County TX GO	6.000%	8/1/14 (14)	23,045	26,580
1 Harris County TX GO TOB VRDO	0.110%	8/5/11 (13)	9,600	9,600
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.220%	8/1/11 LOC	3,400	3,400
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.120%	8/5/11	58,600	58,600
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.190%	8/1/11	31,600	31,600
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.090%	8/5/11	10,000	10,000
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,425
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,323

Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	5,000	5,242
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,206
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,252
Houston TX GO	5.000%	3/1/12 (14)	21,040	21,623
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.060%	8/5/11	18,205	18,205
3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/13	3,000	3,246
3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,214
3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,439
3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,748
3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,379
Houston TX Independent School District GO	4.000%	7/15/12	3,010	3,120
Houston TX Independent School District GO
PUT	0.570%	3/27/12	15,000	15,000
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,810
1 Houston TX Utility System Revenue TOB VRDO	0.110%	8/5/11	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.140%	8/5/11	25,460	25,460
1 Houston TX Utility System Revenue TOB VRDO	0.140%	8/5/11	9,995	9,995
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	10,937
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,912
Lone Star College System Texas GO	5.000%	8/15/12	615	646
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,150	2,452
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	2,037
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,235
Lubbock TX GO	5.000%	2/15/12 (Prere.)	4,355	4,468
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,073
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,661
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,455
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	17,075	17,426
Mansfield TX Independent School District GO	5.000%	2/15/12	2,000	2,052
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.150%	10/3/11	6,500	6,501
Montgomery County TX (Pass-Through Toll
Revenue)	4.000%	3/1/12 (12)	2,000	2,045
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,475	1,636
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,198
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	2,016
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,398
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	30,700	31,321

North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	20,000	21,165
Northside TX Independent School District GO
PUT	1.500%	8/1/12	17,000	17,187
Northside TX Independent School District GO
PUT	1.750%	6/1/13	19,600	19,642
Northside TX Independent School District GO
PUT	0.950%	8/1/13	19,275	19,369
Northside TX Independent School District GO
PUT	1.350%	6/1/14	21,335	21,497
Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,346
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,276
1 Port Arthur TX Independent School District GO
TOB VRDO	0.120%	8/5/11 (12)	9,125	9,125
Richardson TX Independent School District GO
VRDO	0.080%	8/5/11	20,300	20,300
San Antonio TX Education Facilities Corp.
Higher Education Revenue (Trinity University)
VRDO	0.200%	8/1/11	3,100	3,100
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	515	553
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	9,410	10,097
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	8,000	8,599
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,959
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,000	16,161
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	8/5/11	7,000	7,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.110%	8/5/11	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	17,965	18,086
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare)	5.000%	11/15/14	1,600	1,792
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/12	2,745	2,854
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,234
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,931
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.260%	8/1/11	41,640	41,640
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,816
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.080%	8/5/11	12,000	12,000
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/12	5,000	5,141
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/13	2,000	2,145

Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/12	7,000	7,267
Texas GO	4.000%	10/1/11	7,005	7,052
Texas GO	5.000%	10/1/12	7,000	7,397
Texas GO	5.000%	10/1/13	7,500	8,245
Texas GO	5.000%	10/1/14	8,370	9,513
1 Texas GO TOB VRDO	0.210%	8/2/11	11,000	11,000
1 Texas GO TOB VRDO	0.110%	8/5/11	73,750	73,750
1 Texas GO TOB VRDO	0.110%	8/5/11	12,190	12,190
1 Texas GO TOB VRDO	0.110%	8/5/11	8,685	8,685
Texas GO TRAN	2.000%	8/31/11	100,000	100,167
Texas Public Finance Authority GO	5.000%	10/1/11	4,000	4,034
Texas Public Finance Authority Revenue
(Unemployment Compensation)	3.000%	7/1/12	5,200	5,335
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/12	45,000	46,994
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,735	23,309
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	9,000	10,247
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	39,867
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	9,302
Texas State University System Revenue	5.000%	3/15/13	1,000	1,073
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/12	2,000	2,042
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,365	20,659
Texas Transportation Commission Mobility Fund
GO VRDO	0.070%	8/5/11	9,900	9,900
Texas Transportation Commission Revenue	5.000%	4/1/12	8,085	8,347
1 Texas Transportation Commission Revenue
TOB VRDO	0.120%	8/5/11	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,932
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,528
Texas Water Financial Assistance GO	4.000%	8/1/11	1,150	1,150
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,262
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	27,203
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,925
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.070%	8/5/11	53,225	53,225
				1,394,227
Utah (0.4%)
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,368
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,962
Utah GO	5.375%	7/1/12	11,000	11,527
Utah GO	4.000%	7/1/14	10,000	10,986
Utah GO	5.000%	7/1/14	4,000	4,510
				43,353

Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,624

Virginia (1.5%)
Amherst VA Industrial Development Authority
Educational Facilities Revenue (Sweet Briar
College) VRDO	0.100%	8/5/11 LOC	9,390	9,390
Charles City County VA Economic Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.200%	11/1/11	6,350	6,355
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.000%	12/1/11	15,000	15,209
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	14,500	15,722
Norfolk VA BAN	3.000%	1/1/14	5,000	5,114
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	10,000	10,245
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	1,650	1,690
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	3,525	3,771
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	2,010	2,150
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/11	3,500	3,515
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/11	4,500	4,520
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/11	2,290	2,291
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,603
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,153
Virginia Public Building Authority Revenue	5.000%	8/1/12	6,525	6,840
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,286
Virginia Public School Authority Revenue	4.000%	8/1/11	4,275	4,276
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,500
Virginia Public School Authority Revenue	5.000%	8/1/11	4,135	4,136
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,681
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	22,610
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	13,304
1 Virginia Resource Authority Infrastructure
Revenue TOB VRDO	0.110%	8/5/11	5,415	5,415
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,821
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,377
				171,974

Washington (2.9%)
1 Bellevue WA GO TOB VRDO	0.140%	8/5/11	5,445	5,445
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.120%	8/5/11	8,280	8,280
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.080%	8/5/11	13,295	13,295
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,669
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/13	5,000	5,224
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,797
King County WA School District GO	5.000%	6/1/12	6,700	6,970
1 King County WA Sewer Revenue TOB VRDO	0.210%	8/1/11	3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.070%	8/5/11 LOC	20,170	20,170
1 King County WA Sewer Revenue TOB VRDO	0.110%	8/5/11	25,425	25,425
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,421
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/11	8,970	8,972
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,506
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12	5,555	5,801
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,493
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	10,056
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,654
Washington GO	5.000%	1/1/12 (2)	12,255	12,505
Washington GO	4.000%	2/1/12	3,915	3,991
Washington GO	5.000%	1/1/13	13,605	14,504
Washington GO	5.000%	1/1/13	10,535	11,231
Washington GO	5.000%	2/1/13	5,285	5,654
Washington GO	5.000%	1/1/15 (2)	4,500	5,127
Washington GO	5.000%	1/1/16	5,000	5,828
1 Washington GO TOB VRDO	0.120%	8/5/11	6,145	6,145
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) VRDO	0.050%	8/5/11	36,000	36,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,685
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,542
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,718
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.110%	8/5/11 (4)	14,535	14,535
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/11	900	909
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,374
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,645
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.090%	8/5/11 LOC	26,360	26,360
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.100%	8/5/11	24,000	24,000
Washington State Healthcare Facilities Authority
Revenue (Fred Hutchinson Cancer Research
Center) VRDO	0.200%	8/1/11 LOC	12,080	12,080
				332,696

West Virginia (0.2%)
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,221
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	5,067
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,116
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,369
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,499
				22,272
Wisconsin (2.1%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	5.750%	6/1/12 (ETM)	8,610	9,007
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	26,580	27,861
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	38,090	39,641
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.375%	6/1/12 (Prere.)	42,920	45,124
Wisconsin GO	5.000%	5/1/12	2,250	2,332
Wisconsin GO	5.000%	5/1/14	6,490	7,262
Wisconsin GO	5.000%	5/1/15	10,000	11,519
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,092
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,101
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	8/5/11	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,578
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,352
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,435
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,624
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,518
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	15,652
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.080%	8/5/11 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	8/5/11 LOC	4,170	4,170
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.250%	8/1/11 LOC	3,000	3,000

Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.100%	8/5/11 LOC	4,645	4,645
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/11 (4)	1,215	1,215
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,371
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,388
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,610
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,992
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,892
Wisconsin Health & Educational Facilities
Authority Revenue (Wheaton Franciscan
Services Inc. System)	5.750%	2/15/12 (Prere.)	5,000	5,201
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,590
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,353
				235,275
Total Tax-Exempt Municipal Bonds (Cost $11,074,674)				11,208,894
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
4 Vanguard Municipal Cash Management Fund
(Cost $386,647)	0.064%		386,647,348	386,647

Total Investments (101.4%) (Cost $11,461,321)				11,595,541
Other Assets and Liabilities-Net (-1.4%)				(165,628)
Net Assets (100%)				11,429,913

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $1,428,010,000, representing 12.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

Short-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,208,894	—
Temporary Cash Investments	386,647	—	—
Total	386,647	11,208,894	—

C. At July 31, 2011, the cost of investment securities for tax purposes was $11,463,569,000. Net unrealized appreciation of investment securities for tax purposes was $131,972,000, consisting of unrealized gains of $132,161,000 on securities that had risen in value since their purchase and $189,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Alabama (0.9%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,988
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,720
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	66,604
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	68,363
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	69,918
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	15,034
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,307
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,820
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	4,818
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,062
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,625
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,073
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,867
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	9,965
Jefferson County AL Sewer Revenue (Capital
Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,741
				275,905
Alaska (0.1%)
Anchorage AK Electric Revenue	8.000%	12/1/11 (14)	5,395	5,530
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	2,110	2,162
Northern Tobacco Securitization Corp. Alaska	4.625%	6/1/23	17,340	16,103
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,109
				24,904
Arizona (2.7%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,598
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,543

Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,576
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,274
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,713
Arizona COP	5.000%	9/1/25 (4)	10,000	10,392
Arizona COP	5.000%	9/1/27 (4)	5,000	5,141
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,555
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	7,830
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	19,652
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,008
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,876
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,730
Arizona School Facilities Board COP	5.000%	9/1/11 (14)	10,000	10,035
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,611
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	37,338
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,219
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,710
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,214
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,280
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,701
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,981
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,556
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,380
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,908
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,136
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,381
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	10,818
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,119
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,763
Arizona Transportation Board Highway Revenue	5.250%	7/1/18	4,000	4,159
Arizona Transportation Board Highway Revenue	5.250%	7/1/19	4,110	4,271
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	11,037
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,852
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,156
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,422
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,293
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,365
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,697
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,214
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,649

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,630
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,758
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,027
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,885
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,966
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,092
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	13,831
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,500
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,156
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,009
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,499
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	6,899
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	13,666
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	5,787
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,646
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,446
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,542
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,637
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,631
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,309
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,354
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/25	5,000	5,229
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	9,885
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	9,924
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	13,677
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,542
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,621
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,780
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,709
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,258

Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/12 (14)	9,645	9,687
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/13 (14)	5,000	5,019
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/14 (14)	6,820	6,845
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,782
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.500%	7/1/14 (14)	4,215	4,397
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,597
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/28	4,890	5,243
Phoenix AZ GO	5.000%	7/1/20	5,150	5,790
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,925
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,713
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,933
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,506
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	3,762
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	8,223
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,400
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	18,415
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,564
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	8,112
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,621
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,762
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,430
Tucson AZ GO	7.375%	7/1/13	3,750	4,206
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,049
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,032
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,560
				814,621
Arkansas (0.0%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	1,996
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,174
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,836
				5,006
California (12.0%)
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,390
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	5,650
1 Atwater CA Public Financing Authority
Wastewater Revenue TOB VRDO	0.160%	8/5/11 (4)	16,995	16,995

Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,651
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	2,000	2,046
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,946
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	7,720
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	22,344
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	28,867
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	22,435	24,368
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	1,951
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	2,913
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.110%	8/5/11	11,140	11,140
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	37,000	38,792
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,000	10,494
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	61,875	64,930
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (14)	8,000	8,319
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	20,000	21,063
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	10,000	10,532
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	9,076
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,825
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	12,000	14,176
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	44,535	52,480
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,526
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,529
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	34,781
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	21,496
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	11,469
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	32,786
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	46,371
California Economic Recovery Bonds GO	5.000%	7/1/16	6,035	6,057
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	34,048
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	57,784
California GO	5.000%	4/1/12	2,500	2,576
California GO	5.250%	10/1/13 (14)	5,615	6,142
California GO	5.250%	2/1/14	20,000	21,677
California GO	5.000%	6/1/14 (Prere.)	8,580	9,611
California GO	5.000%	8/1/14	6,250	6,968

California GO	5.250%	11/1/14	10,000	10,913
California GO	5.000%	3/1/15	6,000	6,780
California GO	5.250%	11/1/15	10,225	11,205
California GO	6.000%	2/1/16	1,500	1,776
California GO	5.000%	4/1/16	10,000	11,460
California GO	5.000%	3/1/17	3,000	3,482
California GO	5.000%	4/1/17	9,500	11,038
California GO	5.000%	4/1/17	13,050	15,163
California GO	5.500%	4/1/18	45,035	53,710
California GO	6.000%	4/1/18	11,480	14,028
California GO	5.000%	9/1/18	33,800	37,899
California GO	5.000%	12/1/18	85	92
California GO	5.500%	4/1/19	5,000	5,949
California GO	5.000%	4/1/20	18,000	20,349
California GO	5.000%	8/1/20	18,970	20,753
California GO	5.000%	11/1/20 (14)	5,000	5,517
California GO	5.250%	11/1/20	9,000	9,707
California GO	5.000%	2/1/21	13,000	13,983
California GO	5.000%	12/1/21	16,365	17,815
California GO	5.000%	3/1/22	6,375	6,891
California GO	5.000%	3/1/22 (2)	9,225	9,817
California GO	5.250%	10/1/22	15,000	16,713
California GO	5.000%	3/1/23	29,000	31,028
California GO	5.000%	3/1/23	36,120	38,127
California GO	5.125%	11/1/23	7,000	7,325
California GO	5.000%	3/1/24	30,115	32,036
California GO	5.500%	8/1/26	23,665	25,426
California GO	5.750%	4/1/29	2,395	2,570
California GO	5.000%	10/1/29	27,000	27,543
California GO	5.250%	3/1/30	29,500	30,529
California GO	5.750%	4/1/31	79,190	85,121
California GO	5.000%	6/1/31	3,000	3,004
California GO	6.500%	4/1/33	54,500	61,014
California GO VRDO	0.070%	8/5/11 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/12	2,000	2,046
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,114
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,387
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	13,995	14,873
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,383
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,722
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,329
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,393
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,432
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.050%	8/5/11	7,225	7,225
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,952
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,505

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,687
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,475
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,387
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	15,318
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,502
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,827
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,940
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	4,732
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	10,683
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,807
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,693
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,162
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,562
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,654
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	4,762
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	8,624
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,042
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.300%	8/1/11 LOC	6,800	6,800
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,882
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,111
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,309
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,109
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	9,191
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	11,265
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,638
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,448

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	6,166
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	12,895
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	10,776
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	16,246
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	16,294
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	9,168
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	9,990
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	7,716
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building
Complex)	5.375%	12/1/12	7,895	7,923
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	15,058
California State University Revenue Systemwide	5.000%	11/1/26	14,775	15,243
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,368
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	8,520	8,563
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	42,141
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	25,230
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	8/5/11	2,700	2,700
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	135,500	146,047
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.050%	8/5/11 LOC	4,500	4,500
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.080%	8/5/11	24,187	24,187
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,774
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,345
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,455
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,858
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,546
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	948
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	2,823
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	2,761
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	489
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	1,565
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	2,630
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	2,241
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,408

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	768
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	856
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,148
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	921
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	5,025
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/28 (14)	15,000	14,652
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	9,270	9,881
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,409
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,818
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,196
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,263
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	1,658
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	71,660	77,370
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	88,944
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,337
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	6,758
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	13,007
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	15,000
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	79,585	66,407
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/29 (2)	30,000	28,437
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	18,400	17,164
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	7,550
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,066
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	1,560
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	551
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,079
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,835
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,160
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,371
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	7,854
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,564
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,043
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,186
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	7,584
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,411
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,322

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,390
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,120
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,371
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,086
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	13,745
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,356
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,304
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	15,691
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,474
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	8,020
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,671
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,238
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,399
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	10,998
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	24,437
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	6,936
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	25,499
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	33,620
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,601
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,896
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	19,915	20,862
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	7,683
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,958
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	10,000	9,706
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,576
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,648
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	6,838
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,311
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,806
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,948
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,728
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	6,895
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,326
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.030%	8/5/11 LOC	4,000	4,000
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,208
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	13,892
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,144
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,311
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,007
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	7,740
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,785
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,609
Orange County CA Water District COP VRDO	0.060%	8/5/11	3,000	3,000

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,965	9,856
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	7,805
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	8,143
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	7,309
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	3,942
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	9,000	8,926
Poway CA Unified School District GO	0.000%	8/1/29	5,000	1,631
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,298
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,171
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,787
Riverside CA Electric Revenue VRDO	0.060%	8/5/11 LOC	11,200	11,200
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.050%	8/5/11	4,730	4,730
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,134
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,705	4,679
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,107
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,281
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,225
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,755
Sacramento County CA GO	5.000%	2/1/15	9,190	9,978
Sacramento County CA GO	5.000%	2/1/17	4,650	5,078
Sacramento County CA GO	5.250%	2/1/18	6,140	6,741
Sacramento County CA GO	5.250%	2/1/19	4,940	5,380
Sacramento County CA GO	5.500%	2/1/20	4,700	5,158
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23 (4)	5,460	5,794
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,753
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,799
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,164
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,244
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,175
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,019
San Diego CA Community College District GO	5.000%	8/1/28	7,400	7,930
San Diego CA Community College District GO	5.000%	8/1/28	8,820	9,451
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,591
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	19,754
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,503
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/13	8,000	8,646
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,091
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,119
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	11,303
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	19,814
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	5,472
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,561
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	17,034

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,553
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	9,990
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,056
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,597
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	5,730	5,995
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	6,270	6,515
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	4,511
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	5,896
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	19,024
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	22,338
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	26,325
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,240
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,103
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	25,986
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.110%	8/5/11	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,008
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,075
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26 (4)	12,800	13,252
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,409
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.070%	8/5/11	8,600	8,600
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.040%	8/5/11	8,500	8,500
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	4,901
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	2,662
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	2,683
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	4,444
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	4,082
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,296
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	10,767

Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,682
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,644
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/30	4,735	4,632
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,392
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,634
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,849
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	9,709
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,083
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,278
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,440
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,292
University of California Revenue	5.000%	5/15/21	10,625	11,519
University of California Revenue	5.500%	5/15/24	14,675	16,742
1 University of California Revenue TOB VRDO	0.110%	8/5/11 (4)	9,520	9,520
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	3,264
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	3,963
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	3,675
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	3,636
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	3,388
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,078
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	1,894
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	1,883
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,474
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,537
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,798
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,584
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,149
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,242
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,248
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	2,912
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	3,794
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	665
				3,597,204
Colorado (1.5%)
Aurora CO COP	5.000%	12/1/19	1,050	1,211
Aurora CO COP	5.000%	12/1/20	2,000	2,258
Aurora CO COP	5.000%	12/1/21	3,505	3,914
Aurora CO COP	5.000%	12/1/22	4,730	5,177
Aurora CO COP	5.000%	12/1/23	4,465	4,830
Aurora CO COP	5.000%	12/1/24	4,215	4,510
Aurora CO COP	5.000%	12/1/25	5,475	5,816

Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,909
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,031
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,165
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,303
Broomfield CO City & County COP	5.000%	12/1/29	7,470	7,827
Colorado Department of Transportation RAN	5.375%	6/15/16 (Prere.)	8,500	8,969
Colorado Department of Transportation
Revenue	5.500%	6/15/12 (14)	11,780	12,329
Colorado Department of Transportation
Revenue	5.500%	6/15/13 (14)	14,500	15,872
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	44,249
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,018
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	52,753
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,896
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,651
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	14,364
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	21,484
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,795	2,838
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,825	2,868
Colorado Springs CO Utility System Revenue	5.375%	11/15/12	9,825	9,966
Colorado Springs CO Utility System Revenue	5.375%	11/15/14	9,920	10,058
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,681
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,309
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,405
Denver CO City & County COP VRDO	0.180%	8/1/11	17,900	17,900
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/11 (ETM)	6,600	6,598
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/11 (14)	8,000	7,978
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	18,029
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,046
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,513
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	9,637
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	14,988
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	8,460
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	10,000	9,665
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	5,000	4,832

E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	10,000	9,665
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,418
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	1,892
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.110%	8/5/11 (4)	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,465
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	6,605	7,309
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,270
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,078
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,307
				446,816
Connecticut (1.3%)
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	25,726
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	5,758
Connecticut GO	5.500%	11/15/11 (4)	21,215	21,549
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,182
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,378
Connecticut GO	5.000%	4/15/13	9,745	10,494
Connecticut GO	5.000%	11/1/13	10,000	10,989
Connecticut GO	5.125%	11/15/13	19,000	19,251
Connecticut GO	5.500%	12/15/13	1,705	1,902
Connecticut GO	5.000%	4/15/14	13,690	15,269
Connecticut GO	5.500%	12/15/14	7,700	8,902
Connecticut GO	5.000%	4/15/15	2,325	2,666
Connecticut GO	5.000%	4/15/15	16,155	18,525
Connecticut GO	5.000%	5/1/15	1,765	2,026
2 Connecticut GO	0.580%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,822
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,453
Connecticut GO	5.000%	12/15/15	14,345	16,760
Connecticut GO	5.000%	4/15/16	13,725	16,038
2 Connecticut GO	0.730%	5/15/16	5,000	5,000
2 Connecticut GO	0.730%	5/15/16	8,400	8,400
2 Connecticut GO	0.850%	5/15/17	5,000	5,000
2 Connecticut GO	1.000%	5/15/18	14,000	14,000
Connecticut GO	5.000%	12/15/18	11,000	12,850
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/12 (4)	6,275	6,649
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,280
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.210%	8/1/11	5,000	5,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/11	4,035	4,085
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	6,600	7,061

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/12	4,685	4,960
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.375%	10/1/13 (4)	20,000	20,165
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,264
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	13,272
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	8,293
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,412
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,415
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	11,951
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,627
				383,374
Delaware (0.2%)
Delaware GO	5.000%	10/1/16	19,895	23,714
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/12	3,690	3,853
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/13	3,875	4,214
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	10,778
University of Delaware Revenue	5.000%	11/1/18	1,000	1,201
University of Delaware Revenue	5.000%	11/1/22	1,000	1,150
				44,910
District of Columbia (0.4%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,611
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,806
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,764
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,070
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,282
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,528
District of Columbia Hospital Revenue
(Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,174
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,965
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,103
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,894
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,420
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	25,584
				123,201
Florida (7.3%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,899
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,101
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,312
Broward County FL GO	5.000%	1/1/20	9,185	10,565
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,688
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,406

Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,137
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,197
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	36,972
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,503
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	75,510
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,317
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,823
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	24,961
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	7,025
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,273
Florida Board of Education Capital Outlay GO	5.375%	1/1/13	4,855	5,004
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	9,038
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,143
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	3,700	3,896
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	7,150	7,529
Florida Board of Education Lottery Revenue	5.375%	7/1/12 (Prere.)	6,000	6,325
Florida Board of Education Lottery Revenue	5.500%	7/1/12 (Prere.)	7,860	8,295
Florida Board of Education Lottery Revenue	5.000%	7/1/14 (14)	6,000	6,518
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	10,240	11,067
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,189
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,644
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,209
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,539
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,435
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,045
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	11,907
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,333
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,712
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,198
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,336
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,828
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,736
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,395	9,096
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,720	4,031
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,815	4,134
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13 (4)	17,825	18,705
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	3,845	4,178
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	5,045	5,489
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/13	6,820	7,164
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,040	5,485
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,382

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,488
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,295	7,893
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,729
3 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,382
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,844
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/15	11,000	11,414
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,418
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	28,570
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,496
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,967
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	18,865	21,501
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,670
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	9,245	10,611
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,409
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,969
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	2,766
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12 (14)	3,000	3,130
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	20,912
Florida Department of Environmental Protection
& Preservation Revenue	5.375%	7/1/13 (14)	7,645	8,020
Florida Department of Environmental Protection
& Preservation Revenue	5.500%	7/1/13 (4)	11,920	13,012
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,561
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,439
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,504
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	10,623
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,393
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	9,920
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,015
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,080
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,369

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,468
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	11,577
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,645
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,082
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,313
Florida Department of Environmental Protection
& Preservation Revenue VRDO	0.110%	8/5/11 (12)	15,420	15,420
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,307
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,281
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,884
Florida Department of Transportation GO	5.000%	7/1/25	10,000	10,609
Florida Division Board Financial Department of
General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,087
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	40,000	41,688
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	17,865	18,660
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	38,000	40,766
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	15,272
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	55,902
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.060%	8/5/11 LOC	1,500	1,500
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,458
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	12,925
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,277
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	4,101
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	3,934
Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	4,109
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,214
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,490
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,069
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,766
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,560
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,539
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,334
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,989
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,499
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,291
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,512
Gainsville FL Utility System Revenue VRDO	0.330%	8/1/11	7,855	7,855
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,787

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	957
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	303
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	222
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	146
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	169
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,432
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,280
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,846
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,421
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,405
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,063
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,399
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,793
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	930
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,386
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,054
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	142
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,230
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,045

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	773
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	519
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,360
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/27	10,000	10,146
Hillsborough County FL Assement Revenue	5.000%	3/1/22 (14)	6,260	6,490
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,837
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,157
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,886
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,457
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,207
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,340
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,849
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.240%	8/1/11 LOC	3,200	3,200
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,442
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,359
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,768
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	5,189
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,778
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,101
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,181
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,550
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,503
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/5/11	1,700	1,700
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,341
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,891
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,113
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,363
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	13,636
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,584
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,114
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,486
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,541

Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,274
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,636
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,509
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	7,000	6,473
Manatee County FL School District Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,508
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,904
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,549
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,753
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,423
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	6,707
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,124
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	7,268
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	5,520
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.140%	8/5/11 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,292
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	12,125
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,179
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,425
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	6,846
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,841
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,530
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,626
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,576
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,750
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,061
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,675
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,407
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,734
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,084
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,555
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	29,491
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,060
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,082
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,680
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,201
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,906
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,986
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	7,751
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,082
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,564

Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,434
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,145
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	11,267
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,323
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,117
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,435
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,012
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,684
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	20,879
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	25,345	27,046
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,643
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	12,747
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/13 (2)	5,000	5,348
Orlando & Orange County FL Expressway
Authority Revenue	5.250%	7/1/14 (2)	4,000	4,272
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,203
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,607
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	5,919
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,831
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	10,480
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	5,143
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,249
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,907
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,717
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	15,995
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,313
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	8,411
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,447
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,154
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,726
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,287
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,090
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,340
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,288
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,394
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,451
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,546
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,422
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,161
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,291

St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,508
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,155
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	4,733
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	8/5/11 LOC	16,950	16,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,787
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,463
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,131
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,128
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,027
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	20,116
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	14,372
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,352
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/19 (2)	9,450	10,165
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/21 (2)	11,355	12,037
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (2)	13,470	14,175
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/23 (2)	5,000	5,243
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/24 (2)	15,100	15,741
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/25 (2)	5,000	5,183
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,584
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,636
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,065
				2,194,690
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,407
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,775
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	11,930	12,019
Atlanta GA Airport Revenue	5.875%	1/1/16 (14)	5,000	5,037
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,123
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,213
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,506
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	6,498
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,810
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,800
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/11 (4)	10,000	10,129
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,146

Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,328
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,347
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,171
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,881
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,459
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	17,521
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,418
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	10,000	10,200
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,514
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,432
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,493
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,104
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	7,782
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,135
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,434
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,560
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,309
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,566
Georgia GO	5.750%	9/1/11	2,500	2,512
Georgia GO	5.000%	10/1/11	7,000	7,059
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	15,764
Georgia GO	5.000%	4/1/12	8,020	8,280
Georgia GO	5.000%	10/1/13	20,095	22,081
Georgia GO	5.000%	7/1/14	16,550	18,651
Georgia GO	5.000%	7/1/14	7,800	8,790
Georgia GO	5.000%	7/1/14	7,290	8,215
Georgia GO	5.500%	7/1/14	10,750	12,270
Georgia GO	5.000%	10/1/14	18,385	20,895
Georgia GO	5.000%	7/1/15	15,000	17,384
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,266
Georgia GO	5.000%	10/1/15	16,495	19,258
Georgia GO	5.000%	12/1/15	10,000	11,731
Georgia GO	5.000%	7/1/16	5,300	6,091
Georgia GO	5.000%	7/1/16	8,625	10,201
Georgia GO	5.000%	7/1/16	2,705	3,199
Georgia GO	5.000%	7/1/16	18,290	21,631
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,888
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,357
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	30,653
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,725
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	24,455
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,618
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,000	17,856
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,385	9,674
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	8,775	9,045

Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,000	9,277
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	9,162
Macon-Bibb County GA Hospital Authority
(Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,301
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,534
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,310
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,946
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,035	2,208
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	25,707
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	5,000	4,921
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	39,028
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	9,490	9,283
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,520
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,004
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,036
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,415
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,557
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	39,812
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	15,881
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,524
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,990
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	60,503
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,544
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/18	5,000	5,728
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,612
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,605
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	18,168
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.100%	8/5/11 LOC	8,900	8,900
				878,142
Hawaii (0.7%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	17,523
Hawaii GO	5.375%	8/1/11 (Prere.)	13,900	13,904
Hawaii GO	5.375%	8/1/11 (Prere.)	16,595	16,600
Hawaii GO	5.375%	8/1/11 (Prere.)	17,985	17,990
Hawaii GO	5.375%	8/1/11 (Prere.)	4,065	4,066
Hawaii GO	5.375%	8/1/11 (Prere.)	4,010	4,011
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,527
Hawaii GO	5.375%	8/1/13 (14)	10,635	10,679
Hawaii GO	5.375%	8/1/14 (14)	11,650	11,697

Hawaii GO	5.000%	11/1/16	8,275	9,827
Hawaii GO	5.000%	7/1/17 (2)	45,035	51,146
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,683
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,453
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,247
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,448
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,306
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,442
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,063
3 Honolulu HI City & County GO	5.000%	8/1/27	5,000	5,491
3 Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,452
Honolulu HI City & County GO	5.000%	12/1/31	5,015	5,326
Honolulu HI City & County Wastewater System
Revenue	4.500%	7/1/27	3,075	3,206
				219,087
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,263
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,117
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	13,293
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,404
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,703
				27,780
Illinois (5.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,201
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/12 (3)	26,000	25,813
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/13 (14)	29,170	28,134
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/19 (14)	5,610	3,816
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,236
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,293
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,761
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,746
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,726
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,605
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,977
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,597
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	21,224
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,433
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,858
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	1,483
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,591
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,996
Chicago IL GO	5.000%	1/1/18	1,525	1,692
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,727
Chicago IL GO	5.000%	1/1/19	3,825	4,213
Chicago IL GO	5.000%	1/1/21	5,490	5,849
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,261
Chicago IL GO	5.000%	12/1/21	5,730	6,200
Chicago IL GO	0.000%	1/1/22	4,750	2,751
Chicago IL GO	0.000%	1/1/23	4,900	2,607
Chicago IL GO	5.000%	1/1/23	10,585	11,134
Chicago IL GO	5.000%	12/1/23	7,000	7,355
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,198
Chicago IL GO	0.000%	1/1/27	7,000	2,775

Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,280
Chicago IL GO	5.000%	1/1/28 (14)	9,900	9,954
Chicago IL GO VRDO	0.200%	8/1/11	9,660	9,660
Chicago IL GO VRDO	0.200%	8/1/11	27,415	27,415
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	13,425	14,057
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	7,150	7,487
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	3,715	3,890
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	5,540	5,801
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	37,418
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (14)	10,000	10,185
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,172
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,782
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,768
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,481
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,200	4,706
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,934
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,834
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,481
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,132
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,127
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	14,058
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	10,417
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,026
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,346
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,856
Chicago IL Sales Tax Revenue VRDO	0.200%	8/1/11	7,700	7,700
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/13	4,000	4,216
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,470
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,548
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	10,000	10,663
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,151
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,098
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,334
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,176
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,369
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,488
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	31,345
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,158
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	30,438

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,244
Chicago IL Wastewater Transmission Revenue
VRDO	0.200%	8/1/11 LOC	3,100	3,100
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,595	3,644
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,200	3,243
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	4,035	4,089
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	2,000	2,027
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	6,801
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	6,607
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,837
Cook County IL Community College District GO	5.000%	12/1/23	1,100	1,190
Cook County IL GO	5.000%	11/15/18	8,000	8,954
Cook County IL GO	5.000%	11/15/20	7,500	8,191
Cook County IL GO	5.000%	11/15/21	5,410	5,838
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,319
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,367
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,237
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,612
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,011
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,376
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,131
Illinois Build Revenue	5.000%	6/15/18	12,000	13,755
Illinois Build Revenue	5.000%	6/15/19	6,000	6,837
Illinois Build Revenue	5.000%	6/15/20	5,225	5,854
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	8/5/11 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,568
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,893
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,678
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,189
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,043
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	10,651
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,484
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	8,087
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,072
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.220%	8/5/11 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.220%	8/5/11 (12)	15,000	15,000

Illinois Finance Authority Revenue (Central
Dupage Health)	5.000%	11/1/27	18,725	19,066
Illinois Finance Authority Revenue (Central
Dupage Health)	5.125%	11/1/29	15,000	15,195
Illinois Finance Authority Revenue (Central
Dupage Health) VRDO	0.200%	8/1/11	4,925	4,925
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	22,128
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	5,951
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	12,483
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,628
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,577
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.210%	8/1/11	955	955
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	10,999
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	34,460
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.200%	8/1/11 LOC	7,300	7,300
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,092
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,084
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	7,423
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	5,000	4,612
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,101
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	3,984
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	12,910
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,464
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	10,966
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,759
Illinois GO	5.375%	7/1/12 (Prere.)	5,000	5,235
Illinois GO	5.250%	10/1/12	14,000	14,687
Illinois GO	5.500%	8/1/13 (14)	14,005	15,198
Illinois GO	5.250%	10/1/14	40,000	43,359
Illinois GO	5.000%	1/1/15	6,050	6,637
Illinois GO	5.500%	8/1/17 (14)	7,500	7,774
Illinois GO	5.500%	8/1/18 (14)	6,000	6,206
Illinois GO	5.000%	1/1/19 (4)	15,000	16,511
Illinois GO	5.000%	1/1/19	15,475	17,002
Illinois GO	5.000%	1/1/20 (4)	8,635	9,356
Illinois GO	5.000%	1/1/21 (4)	31,470	33,400
Illinois GO	5.250%	1/1/21	7,425	8,032
Illinois GO	5.000%	1/1/22	2,740	2,849
Illinois GO	5.000%	11/1/24 (2)	5,000	5,053
Illinois GO	5.000%	4/1/26 (2)	12,600	12,654

Illinois GO	5.000%	6/1/26	900	902
Illinois GO	5.000%	6/1/26	5,100	5,130
Illinois GO	5.000%	6/1/27 (14)	4,000	4,005
Illinois GO	5.000%	3/1/28	5,500	5,504
Illinois GO	5.000%	9/1/31	2,500	2,453
1 Illinois GO TOB VRDO	0.080%	8/5/11 LOC	29,660	29,660
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,214
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,112
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	5,972
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	13,967
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,113
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,533
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,199
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,159
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,295
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	24,099
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,049
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	5,955
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	3,827
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	3,603
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	3,659
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	11,404
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	9,515
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	27,566
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	3,665
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	17,251
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	11,168
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	15,795	7,786
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	19,785	9,057
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	4,750
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	2,659
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	10,617
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,556
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,454
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,420
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,815

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,465
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,324
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	27,973
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	10,298
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,169
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	12,960
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,714
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,415
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,140
				1,729,848
Indiana (1.1%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,223
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,708
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,833
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	2,967
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,362
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,810
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,681
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,766
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,687
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,787
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,763
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,498
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,542
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,096
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	8,940

Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,708
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	2,100	2,100
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	7,000	7,000
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.260%	8/1/11	6,750	6,750
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,450
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,039
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,166
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	18,624
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,176
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	790
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,009
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,163
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,885
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	4,500	4,786
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,161
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,961
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,112
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,090
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,688
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,921
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,119
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,438
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,761
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,642
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,678
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,756
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,601
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,106
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,272
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,152
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,625
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,744

Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,820
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,436
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,737
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,742
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	13,073
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,527
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	18,000	18,406
				331,877
Iowa (0.3%)
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	4.750%	7/1/26	1,970	2,089
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	4.750%	7/1/27	1,565	1,647
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	5.000%	1/1/30	6,080	6,359
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,850
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,010
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,719
Iowa GO	5.500%	2/15/13 (14)	8,945	9,618
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,548
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,826
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,340
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,413
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,365
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,388
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,214
				80,386
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	3,833
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,621
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/12	7,400	7,783
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,616

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	2,975
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,189
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,210
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,847
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,212
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	5,000	5,845
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,021
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,176
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,180
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,134
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	681
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,244
Leavenworth County KS Unified School District
GO	4.500%	9/1/20 (12)	1,185	1,316
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,305
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,412
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,191
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,524
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,132
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,660
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,638
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,623
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,271
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,418
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	1,000	1,134
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/24	5,000	5,323

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.) VRDO	0.260%	8/1/11 LOC	2,000	2,000
				103,514
Kentucky (1.0%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,967
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,081
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,935
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,039
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,622
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,231
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,153
Kentucky Property & Building Commission
Revenue	5.250%	8/1/11 (Prere.)	9,725	9,728
Kentucky Property & Building Commission
Revenue	5.250%	8/1/11 (Prere.)	11,815	11,818
Kentucky Property & Building Commission
Revenue	5.375%	10/1/11 (Prere.)	5,000	5,044
Kentucky Property & Building Commission
Revenue	5.500%	8/1/12 (4)	10,000	10,513
Kentucky Property & Building Commission
Revenue	5.250%	8/1/13 (4)	27,540	27,647
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	16,425
Kentucky Property & Building Commission
Revenue	5.250%	8/1/15 (4)	15,480	15,538
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,742
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,918
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	17,154
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,097
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,721
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,077
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,036
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	50,530
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	6,886
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,526

Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,340
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,416
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	10,833
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,653
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,513
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	25,252
				311,435
Louisiana (1.2%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	5,677
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,133
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,129
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,155
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,104
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,093
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	14,964
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	20,019
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	13,456
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	9,664
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20 (14)	6,200	6,744
Louisiana GO	5.000%	5/1/12 (4)	18,955	19,643
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,382
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,718
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,368
Louisiana GO	5.000%	8/1/14 (14)	22,880	25,778
Louisiana GO	5.000%	11/15/17	10,000	11,916
Louisiana GO	5.000%	11/15/17	17,040	20,305
Louisiana GO	5.000%	5/1/18 (4)	25,210	28,604
Louisiana GO	5.000%	11/15/18	18,500	22,002
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,821
Louisiana GO	5.000%	5/1/23 (4)	26,665	29,197
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,045
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	11,728

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,119
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	15,821
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,953
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	4,999
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,398
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,654
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	14,705
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,016
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,914
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,113
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,664
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,677
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,413
				353,091
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,749
Maine GO	5.000%	6/1/16	3,770	4,455
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,099
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,082
Portland ME Airport Revenue	5.000%	1/1/23	1,000	1,071
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,707
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,051
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,798
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,239
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,309
				16,560
Maryland (0.8%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18 (2)	1,365	1,512
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19 (2)	2,185	2,421
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,745
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,376
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,905
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,702
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,065
Baltimore MD Project Revenue	4.000%	7/1/29	1,030	997
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,231
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,032
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,473
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,140
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,725	1,996
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,016
Maryland GO	5.000%	8/1/12	10,000	10,482

Maryland GO	5.000%	8/1/12	10,000	10,482
Maryland GO	5.000%	2/15/13	58,765	63,008
Maryland GO	5.000%	8/1/13	10,685	11,668
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,774
3 Maryland GO	5.000%	8/1/15	19,620	22,820
Maryland GO	5.000%	3/1/16	2,900	3,404
Maryland GO	5.000%	8/1/16	1,100	1,305
Maryland GO	5.000%	8/1/16	1,010	1,198
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,948
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,376
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,331
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,345
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,358
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,788
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,889
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,579
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,171
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	929
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,089
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,425
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	8/5/11 LOC	4,800	4,800
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,722
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,922
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,720
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,545
				253,689
Massachusetts (4.6%)
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	3,130	3,308
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	8/5/11	41,082	41,082
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,399

Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,543
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,447
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,654
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,083
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	12,051
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,971
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.070%	8/5/11	26,030	26,030
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/13 (14)	16,670	17,055
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/14 (14)	7,340	7,488
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/15 (14)	8,310	8,479
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/16 (14)	3,500	3,569
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,119
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,403
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	15,552
3 Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	2,628
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,797
Massachusetts GO	5.000%	11/1/13	8,000	8,814
Massachusetts GO	5.500%	11/1/13 (3)	8,605	9,577
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,459
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,156
Massachusetts GO	5.000%	1/1/15	1,500	1,707
Massachusetts GO	5.000%	8/1/15	11,745	13,582
Massachusetts GO	5.250%	8/1/15	5,000	5,831
Massachusetts GO	5.000%	9/1/15	14,360	16,641
Massachusetts GO	5.250%	8/1/16	5,615	6,659
Massachusetts GO	5.000%	9/1/16	7,710	9,067
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,858
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	88,965
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	60,935
Massachusetts GO	5.000%	8/1/17	24,060	28,425
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,303
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,506
Massachusetts GO	5.500%	11/1/17	10,000	12,152
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,096
Massachusetts GO	5.500%	10/1/18	9,500	11,614
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,350
Massachusetts GO	5.250%	8/1/21	20,870	25,139

Massachusetts GO	5.000%	3/1/26	5,000	5,496
Massachusetts GO	5.000%	4/1/27	28,000	30,840
Massachusetts GO	5.000%	4/1/29	26,675	28,974
1 Massachusetts GO TOB VRDO	2.000%	8/5/11 LOC	15,190	15,190
1 Massachusetts GO TOB VRDO	2.330%	8/5/11 LOC	9,665	9,665
Massachusetts GO VRDO	0.300%	8/1/11	16,800	16,800
Massachusetts GO VRDO	0.080%	8/5/11	4,300	4,300
Massachusetts GO VRDO	0.100%	8/5/11	69,970	69,970
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	5,883
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,855
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	16,050
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,517
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	5,652
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,558
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	2,675	2,809
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.270%	8/1/11 LOC	1,750	1,750
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,182
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.190%	8/1/11	9,500	9,500
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,300
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,546
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,102
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,198
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	8,000	8,222
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.240%	8/1/11 LOC	6,175	6,175
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,320
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.220%	8/1/11	22,575	22,575
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	6,712
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/12 (14)	22,865	23,523
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/13 (14)	20,000	20,500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,463

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,595
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21 (4)	41,095	45,122
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23 (4)	6,800	7,364
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	8,265
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	28,699
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,621
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,946
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	7,851
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	33,475
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	12,364
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,858
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,417
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/11 (ETM)	6,475	6,477
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/11	830	830
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,233
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	37,515	45,716
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	25,553
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	4,054
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,591
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	3,783
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,145
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 LOC	20,365	20,365
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 LOC	19,650	19,650
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	2.400%	8/5/11 LOC	38,635	38,635
Massachusetts Water Resources Authority
Revenue VRDO	0.080%	8/5/11	1,000	1,000
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,218
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,653
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,000	5,272

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,077
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,454
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	11,959
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	27,850
				1,369,650
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,136
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,286
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,570
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,669
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	17,056
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,975
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,242
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,953
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,097
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,239
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,901
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,945
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,068
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,028
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	27,010
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,003
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,653
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	17,697
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,967
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	13,048
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	380	384
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	340	344
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	565	571
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	285	288
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	8,440	8,534
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	6,010	6,077
Michigan Building Authority Revenue	5.500%	10/15/12 (Prere.)	6,315	6,378
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	13,142
Michigan Building Authority Revenue	5.500%	10/15/13 (Prere.)	5,660	5,712
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	16,331
Michigan Building Authority Revenue	5.500%	10/15/14 (Prere.)	9,435	9,518
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	24,332
Michigan Building Authority Revenue	5.500%	10/15/15 (Prere.)	4,715	4,756
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,742
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,000
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,159
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,606
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,127
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,111
Michigan GO	5.500%	12/1/13	6,125	6,764
Michigan GO	5.000%	5/1/17	33,880	39,108
Michigan GO	5.250%	9/15/25 (4)	10,810	11,519

Michigan GO	5.250%	9/15/26 (4)	12,805	13,581
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	15,000	15,316
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	9,595	9,924
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,639
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,143
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	31,311
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.300%	10/1/11 (ETM)	3,800	3,829
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	4,000	4,190
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,143
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	16,019
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,719
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,264
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,177
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,019
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	8,252
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,754
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,592
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,587
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	22,286
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	26,685
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	16,066
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,341
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,424
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,327
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,496
				658,130
Minnesota (1.8%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,045

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,479
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,756
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	1,999
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,406
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,282
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,612
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,257
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,798
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	16,913
Minnesota GO	5.000%	10/1/11	26,795	27,020
Minnesota GO	5.000%	11/1/11	24,545	24,850
Minnesota GO	5.000%	6/1/12	21,700	22,576
Minnesota GO	5.000%	11/1/12	19,775	20,960
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,728
Minnesota GO	5.000%	11/1/12	13,685	14,505
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,303
Minnesota GO	5.000%	10/1/13	5,445	5,983
Minnesota GO	5.000%	11/1/13	19,500	21,492
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,754
Minnesota GO	5.000%	11/1/13	17,615	19,414
Minnesota GO	5.000%	12/1/13	10,610	11,729
Minnesota GO	5.000%	11/1/14	19,275	21,967
Minnesota GO	4.000%	12/1/14	3,730	4,132
Minnesota GO	5.000%	12/1/14	8,150	9,313
Minnesota GO	5.000%	11/1/15	19,775	23,161
Minnesota GO	5.000%	12/1/15	8,150	9,569
Minnesota GO	5.000%	12/1/16	5,145	6,150
Minnesota GO	5.000%	8/1/28	23,085	25,608
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/16	1,120	1,276
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/18	4,305	4,832
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,899
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,164
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,118
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	11,928
Rochester MN Healthcare Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,524
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,121

St. Cloud MN Health Care Revenue (Centracare
Health System)	5.125%	5/1/30	7,000	7,130
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,354
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,337
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,031
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,203
University of Minnesota Revenue	5.000%	12/1/14	9,840	11,199
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,955
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,364
University of Minnesota Revenue	5.000%	8/1/21	1,885	2,203
University of Minnesota Revenue	5.000%	4/1/22	500	569
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,825
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,844
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,070
University of Minnesota Revenue	5.250%	12/1/27	5,000	5,649
University of Minnesota Revenue	5.250%	12/1/28	7,045	7,912
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,067
University of Minnesota Revenue	5.250%	12/1/29	3,500	3,913
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,682
University of Minnesota Revenue	5.250%	12/1/31	4,000	4,409
				544,339
Mississippi (0.4%)
Mississippi Business Finance Corp Gulf
Opportunity Zone IDR (Chevron USA Inc.
Project) VRDO	0.070%	8/5/11	10,000	10,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/5/11	60,600	60,600
Mississippi GO	5.750%	12/1/11	6,000	6,114
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,288
Mississippi GO	5.500%	12/1/16	3,435	4,175
Mississippi GO	5.000%	12/1/20	10,000	11,295
Mississippi GO	5.000%	12/1/21	16,890	18,895
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,866
				119,233
Missouri (0.7%)
Cape Girardeau County MO Industrial
Development Authority Health Facilities
Revenue (Southeast Missouri Hospital
Association)	5.625%	6/1/12 (Prere.)	5,655	5,902
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,045
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,108
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,511
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	11,094
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,322
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	5,495
Missouri Board Public Building Special
Obligation Revenue	5.000%	10/15/27	13,275	13,689

Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,246
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/12	4,190	4,326
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,637
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,754
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/21	4,000	4,466
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,836
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/12 (4)	3,365	3,411
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/13 (4)	3,580	3,628
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/14 (4)	3,260	3,303
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,407
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,486
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,074
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	19,536
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,374
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.210%	8/1/11	4,610	4,610
Missouri Highways & Transportation
Commission Road Revenue	5.250%	2/1/12 (Prere.)	11,410	11,703
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,171
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	12,629
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	16,104
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,481
				198,348

Nebraska (0.1%)
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.500%	1/15/26	3,140	3,336
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.500%	1/15/27	3,300	3,482
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.750%	1/15/29	2,030	2,154
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.700%	9/1/31	8,000	8,513
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,096
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,153
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,589
				28,323
Nevada (1.2%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,185
Clark County NV Airport Revenue	5.000%	7/1/21	2,000	2,211
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,337
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,348
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	15,164
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	29,765	31,115
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	28,385	29,672
Clark County NV School District GO	5.000%	6/15/14	6,320	7,031
Clark County NV School District GO	5.000%	6/15/18	11,500	13,135
Clark County NV School District GO	5.000%	6/15/19	13,750	15,412
Clark County NV School District GO	5.000%	6/15/20	14,335	15,808
Clark County NV School District GO	5.000%	6/15/21 (14)	12,900	14,330
Clark County NV School District GO	5.000%	6/15/21	14,980	16,290
Clark County NV School District GO	5.000%	6/15/22	14,655	15,611
Clark County NV School District GO	5.000%	6/15/23	16,360	17,285
Clark County NV School District GO	5.000%	6/15/24 (4)	12,905	13,745
Clark County NV School District GO	5.000%	6/15/25	12,445	13,004
Clark County NV School District GO	5.000%	6/15/26	29,900	31,097
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,233
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,130
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	12,018
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,920
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,931
Nevada GO	5.000%	12/1/14 (4)	8,435	9,490
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,692
				344,194
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,196
New Hampshire GO	5.000%	2/15/19	1,010	1,196
New Hampshire GO	5.000%	8/15/19	1,500	1,783
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,636

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	10,348
				26,159
New Jersey (6.1%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	11,676
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,160
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,240
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,232
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,948
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,515
New Jersey COP	5.000%	6/15/17	4,840	5,305
New Jersey COP	5.000%	6/15/18	12,915	14,017
New Jersey COP	5.250%	6/15/28	4,675	4,802
New Jersey COP	5.250%	6/15/29	1,000	1,025
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/18	8,835	8,839
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/19	5,565	5,567
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	12,000	11,804
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	13,286
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	13,671
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	5,260
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,501
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,457
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	9,100	10,381
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	43,801
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	43,269
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	63,000	70,953
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	4,919
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	42,756
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	5,601
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	8,840
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,540	9,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	90,762

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,070
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	16,549
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	18,092
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	19,966
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	10,985
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,308
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	44,233
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,076
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,083
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,044
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	4,930
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/13	7,215	7,700
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	30,920	32,713
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,583
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,354
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,020
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,000	3,301
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,652
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,198
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,359
New Jersey GO	5.500%	8/1/11	1,210	1,210
New Jersey GO	5.500%	8/1/11 (ETM)	2,290	2,291
New Jersey GO	5.250%	7/1/14 (4)	25,000	28,168
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,882
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,771
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,935
New Jersey GO	5.000%	8/15/20	30,000	35,071
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,414
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,928

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,573
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,253
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,534
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,085
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	13,795
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/12 (14)	965	967
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/14 (14)	1,885	1,888
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	2,862
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,798
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.250%	8/1/11 LOC	3,100	3,100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,500	6,719
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	5,000	5,015
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	10,000	11,384
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,055	2,067
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,525
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,239
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,330
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,000	5,668
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,357
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (ETM)	7,510	7,958
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (14)	12,490	13,178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	13,474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	2,020
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,451
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	16,920
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	16,850
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	28,280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,176

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,656
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/20 (3)	17,680	18,901
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	31,420
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	34,200	39,167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,322
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,292
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	10,980
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,535
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	45,900	51,030
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,779
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	24,957
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	28,509
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	21,418
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,659
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	34,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	455
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	24,000	10,192
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	38,759
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	44,000	16,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	25,000	9,179
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	47,325	16,197
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	4,716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	15,000	4,083
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	2.000%	8/5/11 LOC	33,250	33,250
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,485
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	16,145
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,798
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,898
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	15,572
New Jersey Turnpike Authority Revenue VRDO	0.190%	8/5/11 LOC	31,100	31,100

Newark NJ GO	5.000%	10/1/19	3,505	3,916
Newark NJ GO	5.000%	10/1/20	2,455	2,727
Rutgers State University New Jersey Revenue	6.400%	5/1/13	1,755	1,859
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,621
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	6,385	6,466
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	14,945	15,393
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	11,823
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,076
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,280
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,102
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	30,300
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	56,922	51,598
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/24 (Prere.)	1,620	1,701
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	26,683
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	28,445	29,773
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/23 (2)	7,330	7,434
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/27 (2)	10,100	10,165
				1,818,734
New Mexico (0.4%)
Alamogordo NM Hospital Revenue (Gerald
Champion Regional Medical Center Project)
VRDO	0.110%	8/5/11 LOC	9,965	9,965
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	17,858
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,890	6,312
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,716
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,586
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	12,395	13,423
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	34,582
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	20,393
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,599
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12	3,260	3,354
				117,788
New York (14.2%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,192

Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,606
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,663
Amherst NY Development Corp. Student
Housing Facility Revenue	4.375%	10/1/30	1,100	1,058
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	6,871
City of Troy NY Capital Resource Corp.
Revenue (Rensselaer Polytechnic Institute
Project)	5.000%	9/1/30	3,500	3,541
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,134
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,701
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/23 (4)	7,000	7,558
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/24 (4)	3,750	4,031
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/25 (4)	3,000	3,206
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,328
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,188
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,721
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,655
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/12	40,505	42,161
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,265
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,503
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	10,852
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	10,861
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	36,508
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,271
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	22,055
Metropolitan New York Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,374
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	3,425	3,915

Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/21	2,685	2,918
Metropolitan New York Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	18,861
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	10,625
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,257
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	9,651
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/27	22,625	24,060
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/28	9,000	9,528
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/29	20,730	21,835
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	24,500	25,635
Metropolitan New York Transportation Authority
Revenue (Commuter Facilities)	5.000%	1/1/12 (Prere.)	8,100	8,266
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	26,032
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.110%	8/5/11 (13)	8,000	8,000
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,708
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,346
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	7,857
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	11,832
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	12,404
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	12,280
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,160
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,341
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	20,033
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,500	1,784
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	7,000	8,327
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	4.750%	7/1/12 (Prere.)	25,835	26,917
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,000	5,665
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/15 (2)	45,130	47,133
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (2)	38,075	39,691
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,724

Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,475
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,370
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	34,392
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.120%	8/5/11 (13)	2,000	2,000
1 Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project) TOB VRDO	0.150%	8/5/11	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	8,809
Nassau County NY GO	4.000%	10/1/23	5,245	5,202
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	8/5/11	6,600	6,600
New York City Housing Development Corp.
Multifamily Rental Housing Revenue (Royal
Charter Properties) VRDO	0.150%	8/5/11	10,000	10,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.130%	8/5/11 LOC	12,427	12,427
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,843
New York City NY GO	5.000%	8/1/11	8,000	8,002
New York City NY GO	5.250%	8/1/11 (ETM)	4,200	4,201
New York City NY GO	5.250%	8/1/11	25,300	25,307
New York City NY GO	5.750%	8/1/12 (Prere.)	350	369
New York City NY GO	5.000%	8/1/13	2,370	2,583
New York City NY GO	5.250%	8/1/13	17,515	19,177
New York City NY GO	5.750%	8/1/13	7,650	8,059
New York City NY GO	5.000%	8/1/14	2,505	2,818
New York City NY GO	5.000%	8/1/14	2,500	2,812
New York City NY GO	5.000%	8/1/14	6,500	7,312
New York City NY GO	5.250%	9/1/14	3,560	4,042
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,455
New York City NY GO	5.750%	8/1/15 (2)	38,000	39,798
New York City NY GO	5.000%	8/1/17	7,610	8,949
New York City NY GO	5.000%	6/1/19	8,675	10,117
New York City NY GO	5.000%	8/1/19	12,130	13,756
New York City NY GO	5.000%	8/1/19	5,000	5,838
New York City NY GO	5.000%	8/1/19	4,500	5,254
New York City NY GO	5.000%	8/1/19	3,100	3,619
New York City NY GO	5.000%	8/1/20	32,355	37,046
New York City NY GO	5.000%	8/1/20	10,000	11,207
New York City NY GO	5.000%	8/1/20	9,010	10,097
New York City NY GO	5.250%	9/1/20	4,565	5,279
New York City NY GO	5.000%	10/1/20	1,445	1,622
New York City NY GO	5.000%	2/1/21	12,300	13,568
New York City NY GO	5.250%	3/1/21	4,255	4,866
New York City NY GO	5.000%	8/1/21	59,135	66,863
New York City NY GO	5.000%	8/1/21	14,000	15,373
New York City NY GO	5.000%	8/1/21	23,065	25,327
New York City NY GO	5.000%	8/1/21	9,600	10,650
New York City NY GO	5.000%	8/1/21	15,750	18,031
New York City NY GO	5.250%	9/1/21	20,000	22,891
New York City NY GO	5.000%	1/1/22	15,000	16,365
New York City NY GO	5.000%	8/1/22	32,000	35,692
New York City NY GO	5.000%	8/1/22	7,050	7,740

New York City NY GO	5.000%	8/1/22	18,475	20,836
New York City NY GO	5.000%	8/1/22	6,020	6,789
New York City NY GO	5.250%	8/15/22	25,250	28,310
New York City NY GO	5.000%	8/1/23	2,000	2,201
New York City NY GO	5.250%	8/15/23	21,820	24,175
New York City NY GO	5.000%	11/1/23	8,000	8,616
New York City NY GO	5.250%	8/15/24	25,945	28,417
New York City NY GO	5.000%	3/1/25	9,000	9,459
New York City NY GO	5.000%	6/1/25	5,145	5,468
New York City NY GO	5.000%	8/1/25	5,000	5,395
New York City NY GO	5.000%	4/1/26	3,590	3,851
New York City NY GO	5.000%	8/1/26	1,455	1,564
3 New York City NY GO	5.000%	8/1/28	17,000	18,344
New York City NY GO	5.000%	5/15/29	7,900	8,359
3 New York City NY GO	5.000%	8/1/29	17,500	18,752
3 New York City NY GO	5.000%	8/1/30	23,000	24,491
New York City NY GO	5.450%	4/1/31	6,560	7,065
New York City NY GO	5.000%	5/15/31	5,000	5,236
New York City NY GO VRDO	0.230%	8/1/11 LOC	5,670	5,670
New York City NY GO VRDO	0.230%	8/1/11	50,955	50,955
New York City NY GO VRDO	0.260%	8/1/11 (14)	2,900	2,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,703
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	19,439
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/30	4,975	4,925
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/30	1,875	1,856
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,395
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	38,401
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,823
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,798
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	44,752
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,641
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,508
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,009
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	25,000	26,354
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,140
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,138
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,859
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,164
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,333

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,892
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,294
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,391
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,813
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,579
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,761
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,215
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,006
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	8,823
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,340
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	4,978
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,684
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,719
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	9,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	788
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,896
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	5,965	7,085
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,537
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	20,000	23,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,927
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,982
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	51,100	57,057
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,317
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	2,500	2,775
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,363

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,284
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	28,028
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	10,723
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,556
New York GO	4.500%	2/1/17	14,125	16,057
New York GO	4.500%	2/1/18	24,735	28,062
New York GO	4.500%	2/1/19	10,670	11,974
New York GO	5.000%	2/1/30	3,000	3,226
New York GO	5.000%	2/15/30	20,000	21,656
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,598
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	12,488
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	7,958
New York State Dorm Authority Revenue (Royal
Charter Properties) VRDO	0.150%	8/5/11	60,000	60,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,290	15,274
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,355
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,203
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,163
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,242
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,536
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	7,755	8,122
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	6,485	6,847
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,395
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,658
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	5,940
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,540
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,115
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,694
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,255
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	20,501
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	7,741

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,727
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,556
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,416
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,694
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,002
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	2,903
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,790
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,586
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,632
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,162
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,399
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,118
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,194
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,090
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,829
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,104
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,397
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,356
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,703
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	37,431
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,080	13,889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	38,861
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,504

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	5,000	5,432
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,444
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	18,051
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	10,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,848
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,426
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	20,650	22,614
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,714
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,086
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	27,231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	21,466
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	7,324
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	27,084
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,068
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	34,402
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/5/11	10,000	10,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,949
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,302
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,841
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,274
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	4,863
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,742
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	18,085
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	21,181
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	4,788
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,299
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,677
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	19,779

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,351
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,670	1,851
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,109
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,109
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,103
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,718
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.375%	6/15/15	7,650	7,974
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.375%	6/15/16	6,000	6,252
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	16,333
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,485
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	19,318
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	28,197
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	3,914
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,548
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,725	4,379
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,313
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	3,920
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	6,743
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,685
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	6,738
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	5,788
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	1,986
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.080%	8/5/11 LOC	2,400	2,400

New York State Housing Finance Authority
Revenue (Clinton Park) VRDO	0.050%	8/5/11 LOC	12,000	12,000
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,861
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,465
New York State Local Government Assistance
Corp. Revenue VRDO	0.030%	8/5/11	11,100	11,100
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	8/5/11	7,500	7,500
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	2,315	2,457
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,768
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,900
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,771
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,862
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	20,985
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,565
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	20,712
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,683
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,528
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,387
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,927
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,501
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,705
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,184
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,751
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,441
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,709
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,144
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,253
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,774
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,413
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,897
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	23,480
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,501
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,601
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	28,931

New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,101
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	28,120
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,702
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,480
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	25,706
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,000	5,165
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,565
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	22,110
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,671
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	25,748
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	14,035
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	42,330
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,349
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,726
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,238
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,897
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,374
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	7,770	8,231
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,671
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	46,125	54,166
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,933
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,136
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,908
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,512
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,860
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,478
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	56,694
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,252

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	28,073
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,180
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,072
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,385
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,878
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,715
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	16,199
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/5/11	23,000	23,000
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	20,393
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,259
Suffolk County NY Water Authority Revenue	6.800%	6/1/12 (ETM)	665	702
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.060%	8/5/11 LOC	2,000	2,000
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	50,000	51,497
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,967
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	1/1/12 (ETM)	4,195	4,290
Triborough Bridge & Tunnel Authority New York
Revenue	6.000%	1/1/12 (ETM)	3,640	3,730
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,000	3,428
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,509
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	4,550	5,136
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	16,370	19,554
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	26,703
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	7,836
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	22,272
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	22,715
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,050
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,031
				4,259,316
North Carolina (2.1%)
Cary NC GO VRDO	0.060%	8/5/11	19,125	19,125
Charlotte NC COP	5.000%	6/1/16	2,000	2,331

Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,776
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,321
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,076
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,611
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,311
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,544
Moore County NC Revenue	4.000%	6/1/16	1,245	1,377
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,255
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.130%	8/5/11 (4)	11,600	11,600
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.210%	8/1/11	8,200	8,200
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.210%	8/1/11	2,655	2,655
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.060%	8/5/11 LOC	12,000	12,000
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	15,000	14,349
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,066
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,261
North Carolina Capital Improvement Revenue	4.625%	5/1/29	4,255	4,405
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	30,787
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21	10,000	11,161
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/12	14,875	15,161
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	25,000	26,489
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	15,000	16,478
North Carolina Eastern Municipal Power Agency
Revenue	5.300%	1/1/15	4,000	4,207
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	4,000	4,491
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/16	3,000	3,143
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/17	4,700	4,916
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/20	2,250	2,495
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	22,510	23,429
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,217
North Carolina GO	5.000%	3/1/12	7,400	7,611
North Carolina GO	5.000%	5/1/14	16,780	18,071
North Carolina GO	5.000%	6/1/16	15,050	17,779
North Carolina GO	5.000%	9/1/16	1,065	1,266
North Carolina GO	5.000%	3/1/18	10,000	11,673
North Carolina GO	5.000%	6/1/18	30,780	36,924

North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,108
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,293
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,175
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,347
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,426
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,542
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,522
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,454
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16 (4)	10,000	10,577
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,817
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17 (4)	15,290	16,156
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,830
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (14)	69,495	73,289
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,530
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19 (14)	38,600	40,623
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	9,669
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,255
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20 (14)	10,000	10,501
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,620
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,895
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,742
Wake County NC GO	5.000%	6/1/28	3,000	3,221
				614,153
Ohio (3.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.060%	8/5/11 LOC	11,400	11,400
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,913
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,665

Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	31,073
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.240%	8/1/11 LOC	23,405	23,405
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,100
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,000	14,665
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,343
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,534
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,691
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,324
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	18,555	19,368
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	123,360	100,786
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	39,390	30,862
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,225
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,411
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,715
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,634
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,724
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	16,349
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	10,209
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	9,058
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,557
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	4,790
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	7,871
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	14,722
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	7,801
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,594
Cleveland OH Water Works Revenue	5.375%	1/1/13 (4)	3,455	3,526
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,122
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,422
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,074
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,187
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,022
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,264
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,522
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.180%	8/1/11	6,900	6,900
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.210%	8/1/11	2,400	2,400
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,372
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,816

Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,717
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	2,000	2,000
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,750
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,240
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,285
Huber Heights OH City School District GO	4.750%	12/1/24	890	937
Huber Heights OH City School District GO	4.875%	12/1/27	150	156
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,052
Huber Heights OH City School District GO	5.000%	12/1/29	1,000	1,047
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,039
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	6,924
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	6,932
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,106
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,071
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,983
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,983
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,471
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,471
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,249
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,249
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,309
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,914
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,094
Ohio Building Authority Revenue (Administration
Building Fund)	5.500%	10/1/11 (Prere.)	6,605	6,666
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,772
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	11,381
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,099
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/22	5,460	6,133
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,563
Ohio Building Authority Revenue (Correctional
Facilities)	5.500%	10/1/12 (4)	5,000	5,042
Ohio Building Authority Revenue (Correctional
Facilities)	5.500%	10/1/13 (4)	3,000	3,024
Ohio Building Authority Revenue (Correctional
Facilities)	5.250%	4/1/17	5,565	6,551
Ohio Common Schools GO VRDO	0.050%	8/5/11	5,500	5,500

Ohio Conservation Projects GO	5.000%	3/1/17	2,000	2,185
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,363
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,810
Ohio GO	5.000%	8/1/13	2,525	2,752
Ohio GO	5.000%	8/1/13	7,160	7,804
Ohio GO	5.000%	8/1/13	5,750	6,268
Ohio GO	5.250%	8/1/13 (4)	12,435	13,616
Ohio GO	5.500%	8/1/13	2,945	3,239
Ohio GO	5.000%	9/15/13	9,500	10,402
Ohio GO	5.000%	8/1/14	8,265	9,309
Ohio GO	5.000%	8/1/14	6,670	7,513
Ohio GO	5.000%	8/1/14	6,500	7,321
Ohio GO	5.000%	9/15/14	5,000	5,654
Ohio GO	5.000%	9/15/14	2,155	2,437
Ohio GO	5.500%	11/1/14	7,000	8,031
Ohio GO	5.000%	8/1/16	3,000	3,518
Ohio GO	5.000%	9/15/16	5,130	6,033
Ohio GO	5.000%	9/15/16	5,415	6,400
Ohio GO	5.000%	9/15/18	12,755	14,420
Ohio GO	5.000%	11/1/18	7,710	8,735
Ohio GO	5.000%	9/15/19	13,000	14,482
Ohio GO	5.000%	9/15/19	9,025	10,579
Ohio Higher Education Capital Facilities
Revenue	5.250%	11/1/12 (Prere.)	3,710	3,942
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,008
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.120%	8/5/11	4,025	4,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,260
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	1,935
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,970
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,897
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,681
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,133
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	4,230	4,573
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	11,163
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	3,200
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,824
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,829
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	10,161
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,628
Ohio State University General Receipts
Revenue	5.250%	12/1/12 (Prere.)	2,000	2,132
Ohio State University General Receipts
Revenue	5.000%	12/1/13	3,135	3,455

Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,865	3,225
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,750	4,306
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	2,679
Ohio State University General Receipts
Revenue	4.750%	6/1/30	6,200	6,282
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,967
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,547
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,004
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,102
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,746
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	2.000%	8/5/11	5,965	5,965
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/17	2,000	2,213
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,808
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,970
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,894
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,291
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,475
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,643
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,811
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,403
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,884
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,148
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,129
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	2,700	2,956
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,655
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,562
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,642
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,105
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,105
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,615

University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,446
				1,119,391
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,247
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,538
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27 (2)	20,110	20,929
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	12,829
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.200%	8/1/11 (12)	14,810	14,810
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,641
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,010
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,142
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	823
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	818
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	813
				91,600
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,325
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,026
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,440
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	1,898
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,381
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	3,757
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,135
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	9,475	10,595
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	5,778
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,442
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	6,832
Oregon Department of Transportation Highway
Usertax Revenue	4.500%	11/15/24	11,585	12,316
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	5,000	5,512
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,217
Oregon GO	5.000%	5/1/14	1,400	1,565
Oregon GO	5.000%	5/1/15	1,500	1,725

Oregon GO	5.000%	5/1/16	1,750	2,053
Oregon GO	5.000%	5/1/26	1,570	1,767
Oregon GO	5.000%	5/1/26	1,490	1,677
Oregon GO	5.000%	5/1/27	2,415	2,697
Oregon GO	5.000%	5/1/27	2,460	2,747
Oregon GO	5.000%	5/1/28	5,165	5,724
Oregon GO	5.000%	5/1/28	2,755	3,053
Oregon GO	5.000%	5/1/29	2,890	3,185
Oregon GO	5.000%	5/1/30	5,685	6,217
Oregon GO	5.000%	5/1/31	3,370	3,657
Oregon GO	5.000%	5/1/31	1,760	1,910
Oregon GO	5.000%	5/1/32	3,640	3,919
Oregon GO	5.000%	5/1/32	3,350	3,607
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,868
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	2,927
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,061
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,283
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,190
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,331
Portland OR Sewer System Revenue	5.000%	6/1/12 (14)	27,230	28,331
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,296
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,182
				191,626
Pennsylvania (3.5%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,376
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,371
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	2,863
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.080%	8/5/11 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	10,500	11,402
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	1,000	1,060
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,470
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,050
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,137
3 Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	12,995
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,500
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,608

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,831
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,520
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	2,914
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,581
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,381
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	15,133
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,889
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,026
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,163
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	11,564
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/27	1,000	1,059
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	25,000	25,872
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.060%	8/5/11	15,900	15,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	8/5/11 LOC	7,700	7,700
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,125
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,718
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	5,835
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,359
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,026
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,023
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,020
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,512

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	2,976
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	2,055	2,344
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	16,654
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	8,719
Pennsylvania GO	5.000%	3/1/12	24,335	25,028
Pennsylvania GO	5.500%	5/1/12 (Prere.)	10,000	10,398
Pennsylvania GO	5.250%	7/1/12	25,200	26,374
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	9,956
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,045
Pennsylvania GO	4.000%	7/15/13	16,995	18,173
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,291
Pennsylvania GO	5.000%	5/1/15	16,000	18,400
Pennsylvania GO	5.000%	8/1/15	5,120	5,930
Pennsylvania GO	5.000%	7/1/18	2,250	2,675
Pennsylvania GO	5.000%	5/1/19	15,000	17,776
Pennsylvania GO	5.000%	7/1/19	29,000	34,410
Pennsylvania GO	5.375%	7/1/21	4,500	5,504
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,099
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	5,420	5,751
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,308
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.100%	8/5/11 LOC	7,500	7,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,643
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,413
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	503
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,147
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,249
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,671
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,882
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	22,039
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,404

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,165
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,924
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,641
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,040
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,427
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	2,875	2,887
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	4,095	4,113
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,790
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.120%	8/5/11 (14)	11,000	11,000
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.090%	8/5/11 (4)	8,815	8,815
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	4,982
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	15,387
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,682
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,227
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,762
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,622
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,867
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	12,825
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,325
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	50,906
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,706
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	10,537
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.220%	8/5/11 (12)	4,330	4,330
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,388
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,238
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,273
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,516
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,824
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	24,870
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	13,550	13,550
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	5,400	5,400

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	6,230	6,230
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,899
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,829
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,408
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,719
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	11,322
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,951
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,699
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,341
Philadelphia PA School District GO VRDO	0.040%	8/5/11 LOC	22,700	22,700
Philadelphia PA School District GO VRDO	0.080%	8/5/11 LOC	3,800	3,800
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,290
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,097
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,480
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,282
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,042
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,434
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	13,942
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,633
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,389
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,342
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,461
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,511
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,124
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,270
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,459
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,520
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,555

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,379
				1,058,297
Puerto Rico (1.4%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,794
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,617
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	37,481
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	19,103
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	5,000	5,343
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	25,225
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,368
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	18,136
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,328
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,435
Puerto Rico GO	5.250%	7/1/20	14,955	15,183
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/13 (14)	7,220	7,806
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	6,318
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	9,259
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,480
Puerto Rico Public Buildings Authority
Government Facilities Revenue	0.000%	7/1/12 (3)	34,465	33,486
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	15,366
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	7,039
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,465
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	9,644
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	43,740	44,505
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	30,000	31,688
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	30,000	31,093
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	50,000	50,013
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	2.360%	8/5/11 (2)	16,572	16,572
				418,747
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,524
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/12 (4)	5,000	5,211
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,977
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,431
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,050
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	2,910
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,255

Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,540
				74,898
South Carolina (1.3%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,440
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/26	12,610	13,272
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/27	33,070	34,686
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	2,730	2,856
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,646
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,775
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,009
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	38,697
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	29,161
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	13,809
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	3,114
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,946
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,304
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,393
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	21,358
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,117
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	5,977
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	6,566
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	4,917
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,253
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,313
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,784
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,470
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	8,899
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,897
South Carolina GO	5.000%	3/1/16	6,165	7,246
South Carolina GO	5.000%	4/1/16	3,560	4,193
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,241
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,688
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,273
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,231
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,990

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	1,775	1,898
South Carolina Public Service Authority
Revenue	5.375%	1/1/12 (Prere.)	7,300	7,461
South Carolina Public Service Authority
Revenue	5.500%	1/1/13 (4)	5,000	5,276
South Carolina Public Service Authority
Revenue	5.000%	1/1/28	6,735	7,159
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	2,900	3,064
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,686
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/25 (2)	4,035	4,264
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	8/5/11 (12)	36,885	36,885
				377,214
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,062

Tennessee (1.2%)
Greeneville TN Health & Educational Facilities
Board Revenue (Laughlin Memorial Hospital
Project) VRDO	0.390%	8/5/11 LOC	39,900	39,900
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	8,759
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,191
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	22,082
Memphis TN GO	5.000%	11/1/20 (14)	16,000	17,944
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,606
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,274
Memphis TN GO	5.000%	7/1/22	15,000	17,301
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,154
Memphis TN GO	5.000%	5/1/27	2,200	2,391
Memphis TN GO	5.000%	5/1/28	3,145	3,394
Memphis TN GO	5.000%	5/1/29	2,300	2,463
Memphis TN GO	5.000%	5/1/30	1,715	1,822
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/20	5,000	5,724
Murfreesboro TN GO	5.000%	6/1/19	645	762
Shelby County TN GO	0.000%	12/1/11	10,000	9,989
Shelby County TN GO	5.000%	4/1/19	500	594
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,217
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,273
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,174

Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	15,261
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,413
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,372
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	19,800	20,849
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,290	41,040
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,570	59,377
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,000	10,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,000	4,928
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	10,175	9,893
Tennessee GO	5.000%	5/1/18	2,075	2,435
				346,582
Texas (8.6%)
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (2)	16,050	16,019
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (14)	18,100	18,069
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	19,793
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,913
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,897
Beaumont TX Independent School District
School Building GO	5.250%	2/15/29 (12)	4,550	4,931
Board of Regents of the Texas A&M University
System Permanent University Fund Revenue	5.250%	7/1/24	14,925	16,180
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,210
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,993
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,697
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,056
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,243
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,581
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,974
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	6,320	6,325
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/22	6,170	6,174
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,249
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,028
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,071
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	2,627
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	2,903
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	1,902
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	1,667

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,291
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,337
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	3,998
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	937
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	872
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	997
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	956
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	565
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	677
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	798
Clear Creek TX Independent School District GO	5.000%	2/15/23 (4)	10,270	11,084
Clear Creek TX Independent School District GO	5.000%	2/15/25 (4)	11,635	12,366
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,654
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,759
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,562
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,728
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,442
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,024
Dallas County TX Community College District
GO	5.000%	2/15/27	2,690	2,963
Dallas County TX Community College District
GO	5.000%	2/15/29	1,500	1,634
Dallas County TX GO	4.000%	2/15/14	2,375	2,576
Dallas County TX GO	5.000%	2/15/15	1,845	2,108
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,516
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,516
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	11,809
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	14,557
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,484
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	9,345	9,833
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,285
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,718
Dallas TX GO	5.000%	2/15/19	11,675	12,738
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,388
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	7,405

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,988
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,165
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,681
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,597
3 Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/27	6,745	7,160
3 Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,735
3 Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,662
3 Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	6,940
3 Frisco TX GO	5.000%	2/15/17	1,000	1,176
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,962
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,979
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,515
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	2,038
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	11,488
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,952
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	19,703
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19	4,000	4,479
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/20	10,225	11,248
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/25	39,530	42,926
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.200%	8/1/11	8,535	8,535
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.200%	8/1/11 LOC	1,500	1,500
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,208
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,235
Harris County TX GO	5.000%	10/1/21	8,000	9,452
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/27	5,000	5,572
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/29	4,000	4,244

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.200%	8/1/11	10,690	10,690
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,242
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	6,945
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,035
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/29	6,270	6,630
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/11	2,975	3,009
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/12	3,100	3,260
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,561
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,852
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,196
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,159
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	4,894
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	2,875
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,535
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,124
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,650
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,769
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,301
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,284
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,320
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,112
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,712
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,013
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,991
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,387
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,059
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,156
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	9,847
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/12 (2)	4,460	4,479
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/12 (2)	9,995	10,038
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/13 (2)	10,545	10,584
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/13 (2)	13,840	13,895
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/14 (2)	6,190	6,211

3 Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	6,284
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/15 (2)	10,750	10,784
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/16 (2)	5,540	5,557
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	10,626
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/17 (2)	5,855	5,871
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	11,832
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	13,394
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,797
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,810
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,394
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,207
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	19,500	20,500
Houston TX Utility System Revenue	5.250%	11/15/29	15,000	16,357
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,629
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	25,749
Houston TX Utility System Revenue	5.000%	11/15/31	5,625	5,949
Houston TX Utility System Revenue VRDO	0.040%	8/5/11 LOC	5,000	5,000
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,581
Houston TX Water & Sewer System Revenue	5.500%	12/1/14 (4)	22,500	22,880
Houston TX Water & Sewer System Revenue	5.500%	12/1/15 (4)	7,250	7,371
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	4,874
Katy TX Independent School District GO	5.000%	2/15/20	1,110	1,294
Lower Colorado River Authority Texas Revenue	5.000%	1/1/12 (ETM)	2,520	2,571
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	3,325	3,339
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	2,475	2,484
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	3,690	3,703
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,650	1,656
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	2,285	2,293
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	1,005	1,008
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,495	2,642
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,512
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,286
Lubbock TX GO	5.000%	2/15/27	5,735	6,267
Lubbock TX GO	5.000%	2/15/29	4,335	4,658
Lubbock TX GO	5.000%	2/15/30	6,660	7,048
Lubbock TX GO	5.000%	2/15/31	4,120	4,331
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,023
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,320

North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,593
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,599
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,404
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,434
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,381
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,570
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,345
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,225
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	46,693
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,000
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	48,339
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	21,631
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,019
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,528
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,759
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,241
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,471
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,403
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,515
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,358
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,227
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	25,000	25,505
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	85,989
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.140%	8/5/11 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,729
Northside TX Independent School District GO
PUT	0.950%	8/1/13	10,000	10,049
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.104%	10/1/20	5,000	4,951
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,000	17,014
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,832
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	23,024
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	9,829
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,105
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,223
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/12 (4)	5,000	5,122
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	8,140	8,350
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,258
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	6,490	6,658

San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	5,445	5,586
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	760	780
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	4,740	5,086
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	260	279
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13	10,000	10,749
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	14,865	15,978
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	9,750	10,824
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	25,450	28,121
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	22,000	24,226
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	15,000	16,068
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,254
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,839
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,602
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,464
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,576
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,178
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,609
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,104
Sugar Land TX GO	5.000%	2/15/30	3,445	3,726
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	40,138
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,420
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,826
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,231
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.260%	8/1/11	2,005	2,005
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,830
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,647
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,535	5,989
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	4,495	4,976
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/28	4,475	4,898
Texas GO	5.375%	10/1/12 (Prere.)	21,310	22,593

Texas GO	5.500%	10/1/12	12,955	13,074
Texas GO	5.000%	4/1/15	1,435	1,652
Texas GO (College Student Loan)	5.000%	8/1/29	3,510	3,798
1 Texas GO TOB VRDO	0.110%	8/5/11	5,000	5,000
Texas GO TRAN	2.000%	8/31/11	140,000	140,234
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	45,580	49,447
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,370	10,361
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,260	3,241
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	29,390	31,434
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	373
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,755
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	123
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,041
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,263
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	121
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	104
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,343
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	102
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	20,094
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	369
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	26,021
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	35,469
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	52,709
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,311
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	84,901
Texas State University System Revenue	5.000%	3/15/28	3,870	4,173
Texas State University System Revenue	5.000%	3/15/29	3,000	3,210
Texas State University System Revenue	5.000%	3/15/29	4,000	4,244
Texas State University System Revenue	5.000%	3/15/30	3,255	3,457
Texas State University System Revenue	5.000%	3/15/31	4,480	4,725
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/23 (2)	10,040	10,990
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/24 (2)	11,940	12,985
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,144
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,419
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,008
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,953
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,506
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,564
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,232
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	6,408
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,449
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,240
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	22,960
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,347
Texas Water Financial Assistance GO	5.000%	8/1/24	1,500	1,666
Texas Water Financial Assistance GO	5.000%	8/1/25	2,350	2,587

Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,340
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	2,795
Tomball TX Hospital Authority Revenue	6.000%	7/1/19	3,600	3,511
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,587
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	8,913
University of Texas Permanent University Fund
Revenue	5.375%	8/15/11 (Prere.)	8,290	8,309
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	11,044
				2,577,300
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,569
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,907
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,454
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	846
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,317
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,639
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,398
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,408
3 Salt Lake County UT GO	5.000%	12/15/15	5,000	5,860
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,770
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,137
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,660
Utah GO	5.000%	7/1/16	3,070	3,634
Utah GO	5.000%	7/1/16	23,735	28,095
				115,694
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,487

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,935
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,265
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,865	5,888
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,007
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,900
				19,995
Virginia (1.5%)
Clarke County VA Industrial Development
Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.130%	8/5/11 (4)	2,675	2,675
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,519
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	3,007
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,705
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,451

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,348
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,186
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,126
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,364
Hampton VA GO	4.000%	1/15/19	3,000	3,371
Hampton VA GO	5.000%	1/15/20	3,000	3,511
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/1/11	32,000	34,696
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	10,000	10,843
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	3,972
Richmond VA GO	5.000%	7/15/16	4,020	4,763
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	10,787
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,472
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	19,570
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	49,753
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	9,307
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,146
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/22	10,000	10,622
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,750
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,057
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,339
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	12,230
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,180
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	9,116
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,445
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	9,805

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	10,281
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	9,960
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,259
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	32,816
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	34,058
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	14,130
Virginia Public Building Authority Revenue	5.000%	8/1/22	10,000	10,868
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,733
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,678
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,529
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,930
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,251
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	14,083
				455,692
Washington (1.6%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.210%	8/1/11 (4)	6,980	6,980
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,899
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,381
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	27,691
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	22,036
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,367
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,853
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	16,558
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,303
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,088
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	19,884
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,118
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,147
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,376
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,031
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,339
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,223

Snohomish County WA Mukilteo School District
GO	6.500%	12/1/11	2,125	2,161
University of Washington Revenue	5.000%	4/1/15	9,830	11,290
University of Washington Revenue	5.000%	4/1/28	10,195	11,238
University of Washington Revenue	5.000%	4/1/30	9,315	10,102
University of Washington Revenue	5.000%	4/1/31	10,500	11,274
University of Washington Revenue	5.000%	4/1/32	11,375	12,138
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,708
Washington GO	6.000%	6/1/12	1,000	1,048
Washington GO	5.700%	10/1/15 (4)	9,350	10,117
Washington GO	5.000%	7/1/19	6,940	8,207
Washington GO	0.000%	6/1/20 (3)	5,500	4,088
Washington GO	5.000%	7/1/20	10,000	11,277
Washington GO	5.000%	8/1/20	4,845	5,640
Washington GO	5.000%	2/1/28	10,000	10,983
Washington GO	5.000%	2/1/28	12,505	13,587
Washington GO	5.000%	2/1/29	9,650	10,518
Washington GO	5.000%	2/1/29	6,790	7,272
Washington GO	5.000%	7/1/30	5,000	5,296
3 Washington GO	5.000%	8/1/30	20,980	22,642
Washington GO	5.000%	8/1/30	10,000	10,742
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,190
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,214
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,650
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,051
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,869
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,688
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,781
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,879
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,826
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,725
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	3,988
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,096
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,418
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,795
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.060%	8/5/11 LOC	14,000	14,000
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/21	2,580	2,790
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/22	3,005	3,217
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/23	4,470	4,720

Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/24	2,000	2,095
				485,594
West Virginia (0.3%)
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,624
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,187
West Virginia Economic Development Authority
Revenue	5.000%	6/15/19	1,395	1,599
West Virginia Economic Development Authority
Revenue	5.000%	6/15/21	3,500	3,946
West Virginia Economic Development Authority
Revenue	5.000%	6/15/22	2,055	2,278
West Virginia Economic Development Authority
Revenue	5.000%	6/15/23	1,745	1,909
West Virginia Economic Development Authority
Revenue	5.000%	6/15/25	2,445	2,620
West Virginia Economic Development Authority
Revenue	5.000%	6/15/27	5,085	5,380
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,833
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,331
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,159
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,573
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,387
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,113
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	12,926
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,841
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,460
				78,166
Wisconsin (0.6%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,966
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,431
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,266
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	814

Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,132
Wisconsin GO	5.250%	5/1/12	15,975	16,586
Wisconsin GO	5.000%	5/1/13	2,500	2,702
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,161
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,624
Wisconsin GO	5.000%	5/1/14	3,500	3,917
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,269
Wisconsin GO	5.000%	5/1/15	3,000	3,456
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,526
Wisconsin GO	5.000%	5/1/16	4,000	4,694
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,822
Wisconsin GO	5.000%	5/1/19	7,135	8,298
Wisconsin GO	5.000%	5/1/22	3,500	4,011
Wisconsin GO	6.000%	5/1/27	10,000	11,429
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,656
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,630
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,776
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,594
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.600%	2/15/29	15,355	15,357
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,861
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,411
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.250%	8/1/11 LOC	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.330%	8/1/11 LOC	2,010	2,010
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,431
				172,830
Total Tax-Exempt Municipal Bonds (Cost $28,853,908)				29,908,582
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $268,252)	0.064%		268,252,124	268,252

Total Investments (100.9%) (Cost $29,122,160)				30,176,834
Other Assets and Liabilities-Net (-0.9%)				(255,411)
Net Assets (100%)				29,921,423

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $406,901,000, representing 1.4% of net assets.

Intermediate-Term Tax-Exempt Fund

2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.

Intermediate-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	29,908,582	—
Temporary Cash Investments	268,252	—	—
Total	268,252	29,908,582	—

C. At July 31, 2011, the cost of investment securities for tax purposes was $29,153,138,000. Net unrealized appreciation of investment securities for tax purposes was $1,023,696,000, consisting of unrealized gains of $1,120,881,000 on securities that had risen in value since their purchase and $97,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (0.3%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,130
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13	5,000	5,282
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	8,333
				18,745
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	6,571

Arizona (2.1%)
Arizona COP	5.000%	9/1/23 (4)	12,140	12,849
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	12,743
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,340	4,542
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,905	5,134
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,345	5,594
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,460	4,668
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,520	5,777
Arizona State University COP	5.375%	7/1/12 (Prere.)	2,285	2,391
Arizona State University COP	5.375%	7/1/13 (14)	2,905	3,022
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,128
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,865
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,390
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,365
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,382
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,535
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,406
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	6,929
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,171
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,280
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,454
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	10,390

Tucson AZ Water System Revenue	5.500%	7/1/17 (14)	4,850	5,137
				149,152
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	3,710	4,072

California (17.5%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,398
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	16,274
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	11,756
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	12,440	13,052
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	3,316
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	5,011
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,000	5,242
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,000	6,296
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,165	3,687
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,797
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,617
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	5,735
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,002
California Department of Water Resources
Power Supply Revenue VRDO	0.060%	8/5/11	3,800	3,800
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/15 (14)	14,540	15,697
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/16 (14)	9,865	10,641
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/17 (14)	9,915	10,685
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/18 (14)	7,780	8,384
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,177
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	10,806
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,698
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,649
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	10,112
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,273
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,142

California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,237
California GO	6.250%	9/1/12	3,325	3,407
California GO	5.000%	2/1/14 (Prere.)	3,565	3,946
California GO	5.000%	2/1/14 (Prere.)	1,500	1,660
California GO	5.500%	4/1/18	7,000	8,348
California GO	5.000%	11/1/18 (3)	12,555	14,373
California GO	5.000%	6/1/19 (14)	4,500	5,038
California GO	5.000%	9/1/20	5,130	5,647
California GO	5.250%	11/1/21	2,000	2,153
California GO	5.625%	4/1/26	21,900	23,838
California GO	6.000%	3/1/33	4,000	4,370
California GO	6.500%	4/1/33	43,000	48,139
California GO	6.000%	11/1/35	10,000	10,823
California GO	4.500%	10/1/36	13,200	11,910
California GO	6.000%	4/1/38	8,840	9,455
California GO	6.000%	11/1/39	5,000	5,362
California GO	5.250%	11/1/40	18,000	18,222
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	5,585
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,035
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,716
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	6,735	6,751
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,091
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,410
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	4,000	3,790
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	15,979
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	15,942
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	10,000	10,368
California Infrastructure & Economic
Development Bank Revenue (Kaiser Hospital
Assistance I-LLC)	5.550%	8/1/31	2,000	2,001
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.180%	8/1/11 LOC	3,930	3,930
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,030
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	11,370	11,400
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	10,489
California State University Revenue Systemwide	5.000%	11/1/32 (4)	16,000	16,344
California State University Revenue Systemwide	5.250%	11/1/34	8,600	8,714
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	9,000	8,590

California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,196
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	3,905
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,776
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	10,245
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	26,020	28,192
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	13,410	14,479
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	22,310
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,590	20,518
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	7,500	5,374
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/35 (3)	30,000	27,608
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,345	3,980
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	15,634
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,435
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,495
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/38 (2)	18,000	15,391
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,705
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	6,853
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,141
Los Angeles CA Community College District GO	5.250%	8/1/39	6,000	6,308
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	10,141
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	12,740
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,059
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,848
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,376
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,317
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	7,772
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	28,473
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,374
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	7,685
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	12,310
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,707
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,873
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	4,339
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	10,848
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	3,925	4,101

M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	8,485	10,633
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,202
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	5,726
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	25,301
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	3,794
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,560
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,000	6,486
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	10,000	9,918
Riverside CA Electric Revenue VRDO	0.060%	8/5/11 LOC	4,300	4,300
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	24,145	24,085
Sacramento CA Municipal Utility District
Revenue	6.500%	9/1/13 (14)	4,730	4,938
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	10,964
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,518
San Diego CA Unified School District GO	0.000%	7/1/13 (14)	7,160	6,926
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	10,506
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	2,674
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,059
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,179
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	1,471
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	10,000	11,369
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	10,755
San Francisco CA City & County Public Utility
Commission Revenue	4.500%	11/1/31 (4)	4,200	4,075
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	2,865
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	10,858
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	4,247
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	4,954
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,285	4,628
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,602
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,384
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,823
Southern California Public Power Authority
Revenue (Transmission Project)	0.000%	7/1/14	8,500	7,951
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	16,325
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,779

Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,185	7,944
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,840	5,275
University of California Revenue	4.500%	5/15/31 (4)	39,020	37,872
University of California Revenue	5.000%	5/15/35	3,675	3,708
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	12,744
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	12,646
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	8,672
				1,237,734
Colorado (2.5%)
Aurora CO COP	5.000%	12/1/27	3,675	3,859
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,158
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	13,499
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	14,213
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	12,725	12,762
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	10,000	9,227
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	4,833
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	8,039
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	8,296
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	15,165	8,950
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	35,275	16,375
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	3,779
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	13,425	4,486
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/28 (14)	13,425	4,208
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	4,470
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	15,000	17,923
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	16,000	19,192
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	5,000	5,062
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	10,000	10,062
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	1,900	2,039
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,122
				177,554
Connecticut (0.5%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	5.850%	9/1/28	10,000	10,078
Connecticut GO	5.000%	12/1/19	8,225	9,780
Connecticut GO	5.000%	12/1/20	10,000	11,691

Hartford CT Metropolitan District GO	5.000%	7/15/33	1,925	2,027
				33,576
District of Columbia (0.3%)
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,044
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	13,821
				18,865
Florida (8.1%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	1.040%	12/1/37	10,000	6,593
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.220%	8/1/11 LOC	3,960	3,960
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	15,000	15,316
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,064
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,417
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,494
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,512
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	1,395	1,447
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,375
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,306
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,193
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,762
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,932
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/19	5,565	6,748
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,313
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,808
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,030
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,418
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	10,004
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	7,000	7,295
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,557
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,590
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,383
Gainsville FL Utility System Revenue VRDO	0.330%	8/1/11	20,710	20,710
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	286
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	216

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	294
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,414
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,639
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	4,085	4,011
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,340
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.240%	8/1/11 LOC	7,900	7,900
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,266
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	8/5/11	26,980	26,980
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	7,600	7,696
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	28,000	25,893
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	7,750	7,428
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,268
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,119
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	14,299
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,216
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	8,048
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,266
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,689
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	17,754
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	6,325
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,490
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,072
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,915
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,195
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,024
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/13 (14)	9,695	10,903
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,676
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,827
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	5,000	5,060
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	20,000	21,327

Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	18,098
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	8,588
Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/27 (14)	6,405	5,790
Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/33 (14)	9,000	7,686
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,023
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	4,823
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,052
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,080
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/32	8,000	8,004
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,219
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	11,351
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,704
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,774
				572,255
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,702
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,063
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	7,750	7,808
Atlanta GA Airport Revenue	5.875%	1/1/17 (14)	7,500	7,556
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,804
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,435
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	3,270	3,335
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,116
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	11,887
Georgia GO	5.000%	12/1/15	1,680	1,971
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,488
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,317
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	10,870
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	15,043
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	5,000	4,968
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	10,960	12,806
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,100
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/19	5,000	5,790

Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,555
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/18	7,000	8,122
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,572
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,742
				175,050
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,213
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,106
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,125
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,749
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,638
1 Honolulu HI City & County GO	5.250%	8/1/31	2,680	2,926
1 Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,157
1 Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,610
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,757
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	4,615	4,849
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	2,330	2,448
				59,578
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	6,544
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,189
				13,733
Illinois (6.6%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	7,291
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,728
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,563
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,761
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,726
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,010	8,425
Chicago IL GO	0.000%	1/1/16 (Prere.)	3,695	4,442
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,985	9,613
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,417
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,338
Chicago IL GO	5.000%	12/1/22	3,230	3,435
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,605
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,366
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,920
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,577
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,498
Chicago IL GO VRDO	0.200%	8/1/11	2,500	2,500
Chicago IL GO VRDO	0.200%	8/1/11	9,275	9,275
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	7,953
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	21,225	22,062
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,214
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/40	2,000	1,921
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	8/5/11 (12)	5,805	5,805
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	35,804
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,398

Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	13,551
Illinois Build Revenue	5.000%	6/15/17	3,000	3,446
Illinois Build Revenue	5.000%	6/15/19	5,000	5,697
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,893
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,045
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,542
Illinois Finance Authority Revenue (Central
Dupage Health)	5.250%	11/1/39	4,000	3,982
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	15,352
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	9,808
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	2,983
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	16,499
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,440	6,549
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,790
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	16,657
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,039
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	8,436
Illinois GO	5.000%	1/1/17 (4)	15,000	16,705
Illinois GO	5.000%	1/1/18 (4)	2,750	3,049
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	22,495	27,029
Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	10,000	10,162
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,434
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,753
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,647
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	20,654
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	14,689
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,252
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	11,501
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,180
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	15,448
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/12 (14)	5,795	5,722
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,156
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,780
				468,067
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	5,100

Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,895
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,014
2 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.110%	8/5/11	3,895	3,895
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.190%	8/1/11	10,200	10,200
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	8,045	7,424
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	4,950	5,192
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,164
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,530
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (4)	6,160	6,524
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	6,245	6,578
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,411
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	9,179
				88,106
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.200%	8/1/11 LOC	2,030	2,030
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/38	5,000	5,133
				7,163
Kansas (0.4%)
Burlington KS Pollution Control Revenue
(Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,398
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/16	2,675	3,121
Overland Park KS Development Corp. Revenue
(Convention Center Hotel Project)	5.250%	1/1/32 (2)	20,000	17,359
				27,878
Kentucky (1.0%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.750%	1/1/26 (2)	3,000	3,002
Kentucky Asset/Liability Commission General
Fund Revenue	0.582%	11/1/17 (14)	10,020	9,338
Kentucky Asset/Liability Commission General
Fund Revenue	0.702%	11/1/21 (14)	24,180	19,732
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.170%	8/1/11 LOC	6,990	6,990
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,327
Kentucky Property & Building Commission
Revenue	5.375%	8/1/16 (4)	5,820	5,842

Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	5,080	5,890
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	15,000	17,048
				73,169
Louisiana (1.7%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.125%	8/1/26 (12)	2,500	2,691
Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18 (2)	5,000	5,173
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23 (14)	8,065	8,538
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24 (14)	6,880	7,239
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25 (14)	5,000	5,233
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/27 (10)	4,000	4,209
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,618
Louisiana GO	5.000%	10/15/11 (2)	20,015	20,220
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,365
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	13,572
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	9,117
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,483
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,707
St. John Baptist Parish Louisiana Revenue
(Marathon Oil Corp. Project)	5.125%	6/1/37	12,500	11,906
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	14,500	14,332
				122,403
Maryland (0.7%)
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,677
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (11)	2,000	1,917
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/33 (11)	4,250	3,966
Maryland GO	5.000%	2/15/15	3,295	3,778
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,118
Maryland Health & Higher Educational Facilities
Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,170
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	12,025	14,127
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/34 (14)	2,900	2,902
				49,655
Massachusetts (4.4%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,644

Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,923
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	8,320	10,364
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,660
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	8/5/11	10,347	10,347
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	6,657
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,551
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,456
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,403
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,173
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.240%	8/1/11 LOC	4,200	4,200
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	10,686
Massachusetts GO	5.500%	8/1/20	1,000	1,222
Massachusetts GO	0.752%	5/1/37 (13)	20,000	15,808
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	8,197
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.270%	8/1/11 LOC	4,695	4,695
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	10,901
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,316
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (ETM)	3,315	3,413
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.190%	8/1/11	5,000	5,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,127
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	2,000	2,055
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/14 (14)	11,135	11,394
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	7,755	8,333
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	10,000	10,656
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	19,361
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,478

Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	8,081
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	11,198
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,034
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	105	127
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/26	4,790	5,731
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	20,000	24,372
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	4,000	4,297
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	21,809
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	12,338
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,210
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	3,000	3,072
				308,289
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,989
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,129
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,248
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,623
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	13,176
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,313
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	310	313
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	5,190	5,234
Michigan GO	5.250%	9/15/26 (4)	14,000	14,848
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,639
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	4,972
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	14,000	12,556
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,273
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	10,866
2 Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund) TOB
VRDO	0.110%	8/5/11	3,800	3,800
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	4,625	3,938
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	8,357
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	20,000	18,503
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	3,302
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,168

University of Michigan University Revenue	5.000%	4/1/18	6,950	8,275
				148,522
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,621
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/17	1,940	2,198
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/19	2,100	2,337
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,319
University of Minnesota Revenue	5.000%	8/1/35	10,300	10,779
				21,254
Mississippi (0.3%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.300%	8/1/11	4,715	4,715
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	9,080
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,450
				24,245
Missouri (1.1%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/25	1,235	1,388
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.200%	8/1/11	21,200	21,200
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	11,250
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,565
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	4,175	4,358
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/16 (4)	4,195	4,248
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	12,750	13,409
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,510
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,203
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,800
				77,931
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,060
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,143
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.900%	9/1/36	3,855	4,149

Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,297
				17,649
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,162
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	13,696
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	9,976
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,052
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	11,715
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,197
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,345
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,794
				61,937
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,570
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	5,000	5,438
				8,008
New Jersey (5.3%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/12 (14)	4,335	4,503
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/14 (14)	10,185	11,376
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (14)	10,820	12,404
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	10,000	9,836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	28,732
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	6,846
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	27,993
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	10,994
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	9,870
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,441
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,502
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,235
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,056
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	6,116
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,297
New Jersey GO	5.000%	8/15/20	4,750	5,553

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/15 (14)	3,795	3,801
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	8,220	8,244
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,517
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	5,000	5,015
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,625	1,760
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	1,130	1,196
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	600	637
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)	115	122
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,694
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,144
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	41,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,659
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	5,915
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	8,444
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,354
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	332
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	941
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,940	4,401
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	28,271
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	3,000	3,065
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	13,500	10,782
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	19,500	15,344
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	7,320	7,662
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	3,500	2,403
				372,997
New Mexico (0.4%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	11,329
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,103
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,481
				27,913

New York (11.2%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,127
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/26 (4)	4,200	4,435
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,075	11,882
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	9,978
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/13 (4)	11,000	10,775
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,360
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	9,737
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,000
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	7,500	7,593
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,847
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,587
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,352
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	4,686
New York City NY GO	5.000%	8/1/17	10,000	11,759
New York City NY GO	5.000%	8/1/18	2,585	3,038
New York City NY GO	5.000%	8/1/19	2,000	2,335
New York City NY GO	5.000%	8/1/19	24,000	28,022
New York City NY GO	5.000%	8/1/21	6,000	6,869
New York City NY GO	5.125%	12/1/23	12,875	14,120
New York City NY GO	5.000%	8/1/24	5,000	5,378
New York City NY GO	5.000%	8/1/25	5,000	5,395
New York City NY GO	5.000%	5/15/26	4,000	4,294
New York City NY GO	5.000%	8/1/27	10,000	10,706
1 New York City NY GO	5.000%	8/1/31	8,000	8,465
1 New York City NY GO	5.000%	8/1/32	14,000	14,709
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,075
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	5,838
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	2,835
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	5,221
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/25 (12)	5,000	2,531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	6,936

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,601
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	7,997
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,726
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,189
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	16,211
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	12,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,431
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	12,580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	7,000	7,350
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	12,373
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	7,000	7,292
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	11,376
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	14,420	14,927
New York GO	5.000%	2/1/30	3,385	3,640
New York GO	5.000%	2/15/30	4,000	4,331
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/19	3,900	4,505
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,387
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	10,000	10,334
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	7,000	7,344
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	8,993
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	11,628
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,500	5,250
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,425
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	11,522
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,444
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,787
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	9,750	10,465

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,000	5,191
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	10,000	10,466
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	10,374
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	7,726
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	9,000	9,291
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,253
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,632
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,173
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,240	13,048
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,588
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,019
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,325
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,575
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,457
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,050
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	35,419
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,419
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,381
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	8,395	9,667
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,117
Suffolk County NY Water Authority Revenue	5.750%	6/1/13 (ETM)	1,415	1,463
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	5,500	4,466
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,183
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	15,410	15,919
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	13,435
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,770
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,316
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/17	5,000	5,297

Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,469
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,058
				787,950
North Carolina (1.5%)
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	15,000	16,000
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.125%	1/15/37	2,000	2,008
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.250%	1/15/42	6,000	6,058
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	3,300	3,246
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Methodist
College)VRDO	0.100%	8/5/11 LOC	4,000	4,000
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	14,140	14,649
North Carolina Capital Facilities Finance Agency
Revenue (Lenior-Rhyne College) VRDO	0.100%	8/5/11 LOC	6,095	6,095
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/23	5,000	5,307
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	5,204
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,217
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Deerfield
Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,510
North Carolina Medical Care Commission
Hospital Revenue (Mission St. Joseph's
Health System)	5.125%	10/1/28 (14)	5,005	5,007
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,156
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16	10,000	11,524
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	10,000	11,634
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,510
				104,125
Ohio (2.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,358
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.240%	8/1/11 LOC	6,400	6,400
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,071
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	26,475	21,630
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	11,105	8,701

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,141
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	8,860	6,527
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	5,773
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	4,897
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	12,000	12,295
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	6,265	5,353
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,053
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,299
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,122
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,439
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,961
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	3,000	3,226
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	8,600	9,875
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,551
Ohio GO	5.000%	5/1/18	4,450	4,956
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,350
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	9,225
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	2,410	2,500
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	7,797
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,507
				175,007
Oklahoma (0.1%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,534

Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,136
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	10,000	11,182
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,442
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,869
				35,629
Pennsylvania (3.5%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,687
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	9,567

Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,098
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,095
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,453
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,300
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,207
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	7,251
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	6,815	7,773
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,655
Pennsylvania GO	5.000%	7/1/16	5,000	5,892
2 Pennsylvania GO TOB VRDO	0.120%	8/5/11	3,100	3,100
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	4,983
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	775	820
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/15 (2)	20,030	21,076
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	19,000	19,247
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,109
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,184
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,020
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,424
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	21,260
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	7,653
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,301
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,097
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	2,500	2,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	4,200	4,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	8/1/11	18,360	18,360
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,379
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (ETM)	4,455	4,754
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (14)	5,545	5,772
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	2,420	2,660

Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,774
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/21	610	620
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,466
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,405
				248,142
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,117
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,144
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,845
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,064
Puerto Rico Public Finance Corp. Revenue PUT	5.250%	2/1/12 (2)LOC	40,000	40,599
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	10,000	10,175
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	15,000	15,546
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,313
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,307
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	28,642
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	84,500	4,658
				122,410
Rhode Island (0.1%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/32 (4)	1,000	1,005
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,705
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,615
				5,325
South Carolina (2.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/17	5,000	5,479
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,135
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	11,800	12,343
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,151
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/40	5,000	5,154
Greenville County SC School District GO	5.000%	12/1/27	6,700	6,886
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	8,242
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,408
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	14,203
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,130
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,561
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,573

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	2,080	2,224
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	10,651
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,269
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/20 (2)	20,840	22,515
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/21 (2)	27,170	29,122
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	2,435	2,438
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	5,808
				167,292
Tennessee (0.2%)
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Meharry Medical
College)	6.000%	12/1/12 (2)	2,335	2,391
Shelby County TN Health Educational &
Housing Facilities Board Hospital Revenue
(Methodist Health System)	5.500%	8/1/12 (ETM)	465	473
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	365
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	1,895	1,907
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	4,660	4,595
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,350	5,202
				14,933
Texas (7.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,191
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,495
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,237
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,107
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/24 (2)	10,000	10,390
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/25 (2)	9,000	9,289
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,174
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	3,125	3,215
Dallas TX GO	5.000%	2/15/19	15,000	17,779
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.200%	8/1/11 LOC	1,700	1,700
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,359
Harris County TX GO	0.000%	10/1/15 (14)	17,545	16,530
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/31	3,250	3,619

2 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.210%	8/1/11 (ETM)	1,100	1,100
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,132
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,273
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,213
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,165
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	8,112
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,388
Houston TX Water & Sewer System Revenue	5.500%	12/1/16 (4)	7,000	7,113
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	6,115	5,787
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,552
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,930
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,150
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,985	5,167
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,000
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	7,913
Montgomery County TX	5.125%	3/1/31	4,000	4,247
Montgomery County TX	5.250%	3/1/32	5,000	5,395
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,458
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,130
North Texas Tollway Authority System Revenue	5.625%	1/1/33	21,650	22,253
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	12,898
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,241
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	10,612
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,784
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.140%	8/5/11 (13)	15,800	15,800
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,445
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,121
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.104%	10/1/20	5,000	4,951
Round Rock TX Independent School District GO	0.000%	8/15/11 (14)	5,000	5,000
Round Rock TX Independent School District GO	5.250%	8/1/29	4,000	4,382
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,167
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,346
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,258
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/36	7,500	7,303
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,225
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	20,870
Texas GO	5.750%	8/1/32	10,380	10,415
2 Texas GO TOB VRDO	0.210%	8/1/11	7,840	7,840

3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	9/15/17	5,000	4,788
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	37,594
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	32,535
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	30,470
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,434
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,269
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	16,000	17,126
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,144
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	4,157
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	10,721
				527,478
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,869
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	17,395	18,495
				23,364
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	9,797

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,005
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	3,920
				7,925
Virginia (0.8%)
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	10,377
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,518
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	7,500	8,132
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	5,941
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,701
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	18,654
				58,323
Washington (1.9%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,745

Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,599
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	9,818
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,000
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	10,000	11,161
King County WA Sewer Revenue	5.000%	1/1/39	7,500	7,686
King County WA Sewer Revenue	5.250%	1/1/42	7,500	7,822
King County WA Sewer Revenue	5.750%	1/1/43	7,170	7,735
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,140
Washington GO	6.750%	2/1/15	2,850	3,145
Washington GO	5.000%	2/1/19	5,000	5,894
Washington GO	5.000%	2/1/20	5,000	5,877
Washington GO	5.000%	8/1/20	9,660	11,387
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,103
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,092
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,596
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	12,473
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	11/15/41	6,500	6,716
				132,989
West Virginia (0.6%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	5,729
West Virginia Building Commission Lease
Revenue (Jail & Correction Facility Authority
Projects)	7.000%	7/1/12 (ETM)	7,840	8,318
West Virginia Economic Development Authority
Revenue	5.000%	6/15/28	4,340	4,562
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,477
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,456
West Virginia Hospital Finance Authority
Hospital Revenue (United Hospital Center Inc.
Project)	5.250%	6/1/41 (2)	16,330	15,641
				43,183
Wisconsin (1.0%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	2,100	2,185
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,595
Wisconsin GO	6.000%	5/1/36	10,000	10,890
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	7,928

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	6,847
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,314
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,083
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,129
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	11,764
				67,735
Total Tax-Exempt Municipal Bonds (Cost $6,680,904)				6,907,212
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $136,090)	0.064%		136,009,449	136,009

Total Investments (99.9%) (Cost $6,816,913)				7,043,221
Other Assets and Liabilities-Net (0.1%)				10,274
Net Assets (100%)				7,053,495

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $51,687,000, representing 0.7% of net assets.
3 Adjustable-rate security.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Long-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,907,212	—
Temporary Cash Investments	136,009	—	—
Total	136,009	6,907,212	—

C. At July 31, 2011, the cost of investment securities for tax purposes was $6,846,556,000. Net unrealized appreciation of investment securities for tax purposes was $196,665,000, consisting of unrealized gains of $280,971,000 on securities that had risen in value since their purchase and $84,306,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.6%)
1 Alabama Housing Finance Authority Single
Family Mortgage Revenue TOB VRDO	0.170%	8/5/11 LOC	8,390	8,390
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,079
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,379
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	4,818
McIntosh AL Industrial Development Board
Environmental Facilities Revenue (Ciba
Specialty Chemicals Corp. Project)	5.375%	6/1/28	17,000	16,459
				36,125
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	6,571

Arizona (1.1%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	5,269
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	6,014
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	5,905
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,535
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	10,474
Pima County AZ Industrial Development
Authority Revenue (Tuson Electric Power Co.
Project)	5.250%	10/1/40	12,500	11,498
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	16,367
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,573
				63,635
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	2,845	3,122

California (15.4%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,283
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,672
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,109
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	5,000	5,892

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	5,000	5,881
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	10,000	11,594
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	30	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	85	87
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	830	845
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	1,670	1,700
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/15	3,290	3,344
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	5,783
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	5,771
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	9,534
California GO	5.500%	4/1/18	15,000	17,889
California GO	5.000%	11/1/21	13,845	15,064
California GO	6.000%	3/1/33	3,000	3,277
California GO	5.125%	4/1/33	15,000	15,045
California GO	6.500%	4/1/33	34,000	38,064
California GO	4.500%	10/1/36	28,000	25,264
California GO	5.000%	4/1/38	4,750	4,695
California GO	5.500%	11/1/39	10,000	10,382
California GO	6.000%	11/1/39	5,000	5,362
California GO	5.250%	11/1/40	13,500	13,667
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,570
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	7,860
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,079
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,273
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	6,000	5,685
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	12,783
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,621
California Infrastructure & Economic
Development Bank Revenue (Kaiser Hospital
Assistance I-LLC)	5.500%	8/1/31	2,290	2,306
California Infrastructure & Economic
Development Bank Revenue (Kaiser Hospital
Assistance I-LLC)	5.550%	8/1/31	7,040	7,042
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,606

California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.300%	8/1/11 LOC	4,700	4,700
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.450%	11/1/11	13,000	13,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,015
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,039
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	6,032
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,049
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,535
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,902
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,123
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,918
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/19	7,000	7,428
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	22,124
California State University Revenue Systemwide	5.250%	11/1/34	9,275	9,398
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,510
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	11,040	10,195
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	26,726
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	7,810
City of Carlsbad CA Assessment District No.
2002-01 Improvement Revenue (Poinsettia
Lane East)	5.200%	9/2/35	2,710	2,361
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	8,906
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/28 (14)	25,000	24,420
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	8,632
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	3,965
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,435
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	718
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	1,795
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,669
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	993

Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	993
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	1,002
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	4,004
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	3,010
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,663
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	4,881
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,472
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	15,450
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	11,175	12,048
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,000	8,427
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	9,750	9,463
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	8,688
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,707
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,873
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	11,933
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	11,351
Napa Valley CA Unified School District Election
GO	4.500%	8/1/37 (4)	11,635	10,466
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,445
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	6,623
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,234
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	7,248
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,740	6,965
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	18,995	16,270
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	10,969
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	15,000	14,963
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	9,920
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,690
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,986
San Diego CA Community College District GO	5.250%	8/1/33	5,500	5,794
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	11,734
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	14,687
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	3,294
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,295	22,667
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	29,066
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/32	5,000	5,131
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,291
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,011

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,550
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	709
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	4,924
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,352
Santa Monica CA Community College District
GO	0.000%	8/1/24	5,000	2,525
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	2,592
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,602
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,384
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/20	10,505	11,774
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,238
University of California Revenue	4.500%	5/15/31 (4)	4,900	4,756
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	8,431
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	9,652
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,314
				927,680
Colorado (3.2%)
Aurora CO Hospital Revenue (Children's
Hospital Association Project)	5.000%	12/1/40	5,000	4,686
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	4.500%	9/1/38	23,975	21,454
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	9/1/41	5,500	5,374
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.750%	1/1/26	1,000	938
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.750%	1/1/37	2,250	1,956
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,553
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	6.125%	6/1/38	7,000	7,020
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,419
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,656
Denver CO City & County School District No. 1
GO	5.250%	12/1/24	3,250	3,659
Denver CO City & County School District No. 1
GO	5.500%	12/1/26	2,500	2,822
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	2,290	2,281
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/12 (14)	26,795	25,797
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,613
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,036

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,170
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	3,454
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	12,393
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	5,806
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	36,465	12,186
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	6,354
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	14,200	3,847
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	10,000	11,995
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	6,000	6,074
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	10,000	10,062
				190,605
Connecticut (0.6%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	5.850%	9/1/28	25,250	25,448
Connecticut GO	5.000%	12/1/15	1,200	1,400
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,398
				34,246
Delaware (0.0%)
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	2,480	2,640

District of Columbia (0.6%)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	10,632
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/13 (14)	2,500	2,542
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/16 (14)	2,775	2,823
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/17 (14)	2,000	2,034
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/18 (14)	2,000	2,034
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	10,885
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,015
				38,965
Florida (6.4%)
Alachua County FL Industrial Development
Revenue (North Florida Retirement Village
Inc. Project)	5.625%	11/15/22	5,000	4,448
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	15,230	15,269
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,337
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,064

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,787
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,494
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,426
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	2,615	2,620
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,033
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,931
Florida Board of Education Lottery Revenue	5.250%	7/1/26	5,000	5,419
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,372
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,073
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	7,330	7,485
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	13,860	14,244
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	5,470	5,793
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	10,235	10,839
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,557
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,590
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,652
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,383
Gainsville FL Utility System Revenue VRDO	0.330%	8/1/11	3,595	3,595
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	438
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,297
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,468
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	2,185	2,004
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	39,450	36,481
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.220%	8/1/11 LOC	2,500	2,500
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	18,846
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	7,323
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	11,582
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37 (14)	500	486
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	7,761
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	8,048

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	6,325
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,594
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,004
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,341
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,342
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,023
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	885
Orange County FL Health Facilities Authority
Mortgage Revenue (Orlando Lutheran Towers
Inc. Project)	5.000%	7/1/12	1,200	1,196
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	4,250	4,194
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	28,107
Orlando FL Special Assessment Revenue
(Conroy Road Interchange Project)	5.800%	5/1/26	2,880	2,782
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	2,200	2,563
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,616
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,213
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24 (13)	3,500	3,789
Palm Glades Community Development District
Florida Special Assessment Revenue	4.850%	8/1/11	2,155	2,047
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	8,700	9,757
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,536
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	8,727
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,801
				383,487
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/20	6,420	7,172
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,155
2 Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,161
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,019
2 Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,000
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,709

Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	16,139
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,120
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,194
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,387
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	6.125%	2/15/34	2,000	1,756
Georgia GO	5.000%	7/1/15	8,200	9,503
Georgia GO	5.000%	7/1/15	2,570	2,978
Georgia GO	5.000%	7/1/15	2,400	2,781
Georgia GO	5.000%	7/1/15	7,820	9,063
Georgia GO	5.500%	7/1/15	19,095	22,497
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,345
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	4,060	4,733
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	9,250	11,011
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,000	5,420
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,308
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	7,195	7,046
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	3,930
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	5,766
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	7,962
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,555
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,008
				178,718
Guam (0.9%)
Guam Government GO	5.000%	11/15/23	4,500	3,993
Guam Government GO	5.125%	11/15/27	5,000	4,344
Guam Government GO	6.750%	11/15/29	8,000	8,141
Guam Government GO	5.250%	11/15/37	20,400	17,137
Guam Government GO	7.000%	11/15/39	10,000	10,317
Guam Government Waterworks Authority Water
& Wastewater System Revenue	6.000%	7/1/25	2,000	2,001
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.875%	7/1/35	5,000	4,865
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.625%	7/1/40	4,000	3,599
				54,397
Hawaii (0.6%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33	8,750	9,152
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,106
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,125
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	6,362
Hawaii Pacific Health Revenue	5.750%	7/1/40	3,000	2,827

Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	4,972
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,575
				35,119
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,257
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,429
Idaho Housing & Finance Association Single
Family Mortgage Revenue	5.125%	1/1/29	2,435	2,382
				19,068
Illinois (5.4%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	4,875
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,445	8,963
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,795	9,375
Chicago IL GO	5.000%	12/1/23	6,970	7,324
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,872
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,733
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,000	7,423
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,493
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,821
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,223
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,602
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	8,007
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,737
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,272
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,131
Chicago IL Park District GO	5.000%	1/1/33	4,500	4,578
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,020
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,116
Illinois Build Revenue	5.000%	6/15/17	7,000	8,040
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	571
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,893
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,018
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,542
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	22,068
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,138
Illinois Finance Authority Revenue (Navistar
International Project)	6.500%	10/15/40	11,400	11,716
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	5,867
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	7,500	7,327
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	5,965
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.210%	8/1/11	1,135	1,135
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	10,999

Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,445	6,554
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,790
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	10,540
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	14,575
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	2,384
3 Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	2,194
Illinois GO	5.000%	1/1/16 (4)	8,000	8,885
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,114
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,503
Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	8,635	8,775
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,182
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,074
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/42 (14)	10,000	9,834
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,252
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	6,910
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,180
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	15,448
				323,038
Indiana (1.7%)
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	17,535	16,182
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,723
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,089
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	13,500	14,818
Indianapolis IN Local Public Improvement Bond
Bank Revenue	6.750%	2/1/14	14,350	15,307
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30 (4)	2,720	2,849
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,347
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,510
				102,825
Iowa (0.4%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.220%	8/1/11 LOC	1,600	1,600
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.150%	8/5/11	4,500	4,500

Tobacco Settlement Authority Iowa Revenue	0.000%	6/1/34	25,000	21,212
				27,312
Kentucky (0.6%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.650%	1/1/17 (2)	8,000	8,019
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,303
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	7,340	7,805
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/27	9,400	9,491
				35,370
Louisiana (1.4%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,123
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,800
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	6,590	7,226
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	9,684
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	7,934
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	16,025
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,664
St. John Baptist Parish Louisiana Revenue
(Marathon Oil Corp. Project)	5.125%	6/1/37	14,400	13,716
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	13,495	13,339
				85,511
Maryland (0.8%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,070
Harford County MD GO	5.000%	7/1/15	2,000	2,325
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	8,110	8,815
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,440
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,887
Maryland GO	5.000%	11/1/15	6,000	7,030
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,118
Maryland Health & Higher Educational Facilities
Authority Revenue (King Farm Presbyterian
Retirement Community)	5.000%	1/1/17	3,685	3,640

Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	428
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,990
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,366
				51,109
Massachusetts (3.2%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	8/5/11	10,171	10,171
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,610
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,592
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	12,793
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	8,003
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	3,824
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,572
Massachusetts GO	5.000%	8/1/14	11,865	13,379
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,338
Massachusetts GO VRDO	0.300%	8/1/11	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	8,440	7,230
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,517
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,090
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,127
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	2,000	2,056
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.240%	8/1/11 LOC	34,000	34,000
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,320
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,018
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/15 (14)	7,535	7,710
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	9,000	9,670
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,797
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	6,295	6,446
				192,263

Michigan (2.6%)
Delta County MI Economic Development Corp.
Environmental Improvement Revenue
(MeadWestvaco-Escanaba Paper Co. Project)	6.250%	4/15/12 (Prere.)	11,000	11,463
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	5,841
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	14,148
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,165
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	9,280
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	9,633
Michigan GO	5.250%	9/15/26 (4)	12,000	12,727
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	44,500	39,910
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,220
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.300%	8/1/11 (4)	5,070	5,070
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/29	5,190	5,556
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,877
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,547
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,147
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,327
				156,911
Minnesota (0.6%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	7,700
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,495
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	8,786
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	8,970
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,899
				35,850
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	10,585

Missouri (0.9%)
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,169
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,160

Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	8,684
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	6,620
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/40	3,730	3,668
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	6,565	6,814
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	3,075	3,294
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	6,010	6,319
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	1,973
Sugar Creek MO Industrial Development
Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	9,668
				57,369
Montana (0.2%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	3,140	3,340
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.750%	1/1/40	7,500	7,272
				10,612
Nevada (0.5%)
Clark County NV School District GO	5.000%	6/15/25	10,000	10,449
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	7,750	7,753
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,743
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	3,210	3,169
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,555
				27,669
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	7,613

New Jersey (7.3%)
New Jersey COP	5.250%	6/15/27	5,000	5,166
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	705	688
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	651
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,054
New Jersey Economic Development Authority
Mortgage Revenue (Presbyterian Home at
Montgomery Project)	6.375%	11/1/31	10,000	8,703
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	1,763

New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	1,628
New Jersey Economic Development Authority
Revenue (Chambers Cogeneration Limited
Partnership) CP	6.600%	8/1/11	80,000	80,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	20,000	19,822
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/31	6,500	6,118
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	19,389
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,620	2,961
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	5,000	5,369
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,735
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,600
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	3,916
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	6.625%	9/15/12	14,595	14,773
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	7,438
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,465	5,208
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,189
New Jersey GO	5.250%	7/1/16 (14)	10,000	11,807
New Jersey GO	5.125%	7/15/17 (14)	3,000	3,549
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,505
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,967
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,304
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13	905	958
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	27,552
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,345
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	10,000	11,564
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,144
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	14,000	15,980
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,462
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	13,317
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	5,915

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	21,359
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,354
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	17,614
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,479
New Jersey Turnpike Authority Revenue VRDO	0.190%	8/5/11 LOC	15,000	15,000
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	1,320	1,197
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	38,500	30,748
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,433
				436,983
New Mexico (0.6%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	27,834
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	5,575	5,911
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	4,335	4,585
				38,330
New York (10.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,106
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	5,000	5,461
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	3,745	4,072
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,859
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	16,500	13,929
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	11,321
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	5,510
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,858
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	7,643
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	9,737
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	10,000	10,124
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,541
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,334
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	5,879

Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,918
Nassau County NY GO	4.000%	10/1/21	9,400	9,581
New York City NY GO	5.000%	8/1/17	7,000	8,231
New York City NY GO	5.000%	3/1/18	1,990	2,325
New York City NY GO	5.000%	1/1/25	5,750	6,123
New York City NY GO	5.000%	8/1/26	5,000	5,374
New York City NY GO	5.000%	11/1/26	15,000	15,566
2 New York City NY GO	5.000%	8/1/31	6,000	6,349
2 New York City NY GO	5.000%	8/1/32	10,000	10,506
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,075
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	2,368
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/27 (12)	4,195	1,859
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/28 (12)	4,200	1,735
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	8,075	7,503
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	31,982
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,556
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,778
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,809
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,234
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	5,000	5,486
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,565
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,000	5,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,726
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	15,688
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	9,000	9,225
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,608
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,607
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,155

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	8,822
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	6,000	6,174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,399
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	9,000
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	10,000	10,334
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,791
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,100
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	8,901
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.912%	5/1/18	22,990	21,878
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,826
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	10,000	11,754
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	6,017
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	8,000	8,373
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	7,000	7,266
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	7,250	7,485
New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/13	13,380	14,885
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,160
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	5,989
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.000%	11/1/11 (14)	4,440	4,453
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.100%	11/1/12 (14)	5,590	5,606
1 New York State Mortgage Agency Revenue
TOB VRDO	0.210%	8/1/11	4,600	4,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,588
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagra LP Facility)
PUT	5.550%	11/15/13	12,500	12,667
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,221

Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,041
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,079
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	8,691
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	26,090
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	3,982
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	13,152
Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Project)	6.000%	12/1/40	1,225	1,225
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.375%	6/1/28	6,105	5,137
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	4,500	3,654
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,785
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	10,500	8,165
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,350
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	20,000	20,005
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,058
				647,596
North Carolina (1.2%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,470
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	8,000	7,869
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.210%	8/1/11	2,200	2,200
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,250	5,697
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/16	3,000	3,148
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/17	2,000	2,096
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	5,204
North Carolina GO	5.000%	4/1/14	10,100	11,283
North Carolina GO	5.500%	3/1/15	2,355	2,745
North Carolina GO	5.000%	6/1/15	3,000	3,471

North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	2,070	2,157
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	5,125	5,472
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Deerfield
Episcopal Retirement Community)	6.125%	11/1/38	4,000	4,017
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Pennbyrn
at Maryfield Project)	6.125%	10/1/35	9,500	7,660
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,675
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.100%	10/1/30	655	557
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,633
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	2,746
				72,100
Ohio (2.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,358
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/12	11,500	11,732
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	7,000	7,322
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	14,427
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	4,913
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	42,040	34,347
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,085	3,201
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	13,699
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	0.000%	6/1/37	5,000	3,598
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	3,961
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	4,897
Columbus OH GO	5.000%	12/15/15	3,210	3,700
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.625%	8/15/32	1,810	1,734
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,204
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/19	4,705	5,431
Ohio GO	4.500%	9/15/22 (14)	2,030	2,146
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	3,195	3,288

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	11,070
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	2.000%	8/5/11	900	900
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	5,000	5,936
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,788
				164,652
Oklahoma (0.6%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,929
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,231
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	3,650	3,876
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	3,015	3,262
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	4,140	4,535
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	6,425	7,089
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	4,777
				33,699
Oregon (0.1%)
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	7,105

Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,347
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	1,750	1,788
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	940
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	445
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,755
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,566
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	4,600
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	5,956

Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,002
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,385
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	9,699
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.250%	10/3/11	4,000	4,001
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,310
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.180%	8/5/11	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.100%	8/5/11 LOC	5,800	5,800
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,075
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,537
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,172
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,062
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,424
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	14,455	14,565
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,625
Philadelphia PA Industrial Development
Authority Airport Revenue (Philadelphia
Airport System)	5.400%	7/1/22 (14)	10,000	10,077
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,742
Philadelphia PA School District GO	6.000%	9/1/38	13,000	13,704
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.820%	12/1/17	31,705	29,554
Upper St. Clair Township PA GO VRDO	0.160%	8/5/11 (4)	4,155	4,155
Venango PA Industrial Development Authority
(Scrubgrass Project) CP	6.600%	8/1/11	29,000	29,000
				226,161
Puerto Rico (3.6%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.125%	7/1/24	25,000	26,885
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	15,000	14,922
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	10,150	10,173
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	20,000	18,513
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	12,769
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.000%	7/1/46	5,000	4,417
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	23,570	25,933
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	412
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	33,000	33,894
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	34,000	34,594
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	7,825
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	19,455
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	3,439
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	1,583
				214,814

South Carolina (1.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/25	5,000	5,281
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	10,597
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/29	14,650	15,271
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,440	1,161
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	11,750	11,376
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,226
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,573
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,877
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,364
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.500%	5/1/28	1,100	920
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.625%	5/1/42	1,000	791
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.500%	2/1/38 (12)	2,250	2,303
South Carolina Public Service Authority
Revenue	5.250%	1/1/34	6,000	6,312
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	15,976
				103,028
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,109

Tennessee (2.1%)
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	22,082
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,355
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,370	27,036
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,873
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	21,365	21,830
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	5,680	5,804
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,000	4,861
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	7,760	8,176
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	10,415	10,849
				126,866

Texas (8.0%)
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,038
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	703
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,495
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,465
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	5,915	6,605
Houston TX Airport System Revenue	5.000%	7/1/22	10,000	10,372
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,071
Houston TX Airport System Revenue	5.000%	7/1/24	2,000	2,023
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,165
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	9,994
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	13,444
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	12,697
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	5,500	5,205
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	19
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,143
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	9,362
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	7,508
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,299
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,985	5,167
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,000
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	4,733
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project)	5.600%	3/1/27	7,500	7,570
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,026
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	2,881
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project)	5.200%	4/1/18	4,000	4,054
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,917
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	9,745
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,390
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10,145	10,428
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	29,075
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	16,102
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,568
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,906
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	6,840	7,363
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	4,056
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	5,000	4,904

Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	4,000	4,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Statonat Museum Way Project)	8.250%	11/15/44	10,000	10,147
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	5,155	5,488
Texas GO	5.750%	8/1/31	1,745	1,751
1 Texas GO TOB VRDO	0.210%	8/31/11	4,000	4,000
4 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	8/5/11	5,000	4,788
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.865%	9/15/17	34,730	33,849
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	8,400	8,937
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	10,135
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,000	15,087
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	259
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	48,775
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,107
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	22,193
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,178
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,269
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	10,000	10,704
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,144
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,394
				484,698
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/20	11,000	11,695
Utah GO	5.000%	7/1/15	5,000	5,799
				17,494
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	10,000	10,039
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,404
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	5,880
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	1,960
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,777
				23,060
Virginia (1.0%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32	465	453
1 Chesterfield VA Industrial Development
Authority Revenue (Brandermill Woods
Project)	6.500%	1/1/28	12,319	10,757

Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/22	4,000	4,055
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,818
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	4,554
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,382
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.600%	11/15/12 (Prere.)	315	337
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	516
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,482
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	12,350	12,229
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	3,186
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,701
Tobacco Settlement Financing Corp. Virginia
Revenue	0.000%	6/1/46	9,500	6,005
				62,475
Washington (1.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,738
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,351
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,501
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	8,855	9,808
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,243
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,251
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,555
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,378
University of Washington Revenue	5.000%	4/1/33	8,880	9,410
University of Washington Revenue	5.000%	4/1/34	8,275	8,709
Washington GO	5.000%	8/1/14	3,390	3,826
Washington GO	5.000%	7/1/15 (2)	2,425	2,804
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	7,577
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,192

Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,092
				103,435
West Virginia (0.7%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	5.500%	10/1/22	20,000	20,122
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	17,205	16,427
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,477
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	5,959
				44,985
Wisconsin (1.4%)
Public Finance Authority of Wisconsin
Continuing Care Retirement Community
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	12,083
Wisconsin GO	6.000%	5/1/27	17,000	19,429
Wisconsin GO	6.250%	5/1/37	20,200	22,449
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,515
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	11,310	11,285
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,430
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,046
Wisconsin Health & Educational Facilities
Authority Revenue (St. Johns Communities
Inc.)	7.625%	9/15/39	1,000	1,015
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.100%	8/5/11	5,535	5,535
				85,787
Total Tax-Exempt Municipal Bonds (Cost $5,902,095)				5,996,792
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $49,108)	0.064%		49,107,696	49,108

Total Investments (100.4%) (Cost $5,951,203)				6,045,900
Other Assets and Liabilities-Net (-0.4%)				(26,927)
Net Assets (100%)				6,018,973

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $46,481,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2011.

3 Non-income producing. Security failed to make last scheduled interest payment.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,996,792	—
Temporary Cash Investments	49,108	—	—
Total	49,108	5,996,792	—

C. At July 31, 2011, the cost of investment securities for tax purposes was $5,959,733,000. Net unrealized appreciation of investment securities for tax purposes was $86,167,000, consisting of unrealized gains of $212,543,000 on securities that had risen in value since their purchase and $126,376,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.4%)
Alabama (0.6%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	2,000	2,069
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	2,750	2,845
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.080%	8/5/11	7,175	7,175
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.080%	8/5/11	16,370	16,370
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.120%	8/5/11	6,375	6,375
1 Auburn University Alabama General Fee
Revenue TOB VRDO	0.080%	8/5/11	7,200	7,200
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.080%	8/5/11 LOC	4,300	4,300
Homewood AL Educational Building Authority
Revenue (Samford University) VRDO	0.080%	8/5/11 LOC	25,000	25,000
Mobile AL Industrial Development Board Exempt
Facility Revenue (Kimberly-Clark Tissue Co.
Project) VRDO	0.080%	8/5/11	33,550	33,550
				104,884
Alaska (0.1%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.070%	8/5/11 LOC	4,930	4,930
1 Anchorage AK Water Revenue TOB VRDO	0.120%	8/5/11	15,275	15,275
1 Valdez AK Marine Terminal Revenue (BP
Pipelines) TOB VRDO	0.080%	8/5/11 LOC	3,335	3,335
				23,540
Arizona (2.7%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.080%	8/5/11	9,750	9,750
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.040%	8/5/11 LOC	24,105	24,105
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	8/5/11 LOC	72,865	72,865
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	8/5/11 LOC	61,420	61,420
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/5/11 LOC	44,685	44,685
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	8/5/11 LOC	10,055	10,055
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.110%	8/5/11	7,860	7,860
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.120%	8/5/11	7,900	7,900
1 Blackrock Muniyield Arizona Fund Inc VRDP
VRDO	0.250%	8/5/11 LOC	7,800	7,800

Coconino County AZ Pollution Control Corp.
Revenue (Tuscan Electric Power Navajo
Project) VRDO	0.150%	8/5/11 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.080%	8/5/11	27,940	27,940
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.090%	8/5/11 LOC	10,000	10,000
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.080%	8/5/11	11,760	11,760
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.070%	8/5/11 LOC	30,630	30,630
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.110%	8/5/11 (13)	6,170	6,170
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.070%	8/5/11 LOC	20,490	20,490
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.110%	8/5/11	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.120%	8/5/11	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.070%	8/5/11	17,035	17,035
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	8/5/11	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	8/5/11	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.110%	8/5/11	4,635	4,635
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	13,220	13,220
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	4,560	4,560
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	6,450	6,450
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.120%	8/5/11	8,500	8,500
Scottsdale Arizona Industrial Development
Authority Hospital Revenue	5.800%	12/1/11 (Prere.)	14,865	15,279
Tempe AZ Transit Excise Tax Revenue VRDO	0.080%	8/5/11	13,655	13,655
				490,799
Arkansas (0.2%)
Pulaski County AR Health Facilities Board
Revenue(St. Vincent Infirmary - Catholic
Health Initiatives) VRDO	0.080%	8/5/11	28,500	28,500

California (4.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.070%	8/5/11 LOC	7,000	7,000
1 BlackRock Municipal Intermediate Duration
Fund VRDP VRDO	0.230%	8/5/11 LOC	65,600	65,600
California Department of Water Resources
Power Supply Revenue VRDO	0.070%	8/5/11	5,900	5,900

1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.430%	8/11/11	19,985	19,985
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.120%	8/5/11	5,050	5,050
California GO VRDO	0.040%	8/5/11 LOC	6,000	6,000
California GO VRDO	0.040%	8/5/11 LOC	23,150	23,150
California GO VRDO	0.070%	8/5/11 LOC	21,780	21,780
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.050%	8/5/11 LOC	12,000	12,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.050%	8/5/11 LOC	7,100	7,100
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) VRDO	0.060%	8/5/11	8,000	8,000
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.040%	8/5/11 LOC	5,600	5,600
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.050%	8/5/11 LOC	9,300	9,300
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.080%	8/5/11 LOC	36,165	36,165
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/12	13,800	13,980
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.070%	8/5/11	80,000	80,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.080%	8/5/11	17,545	17,545
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.190%	8/5/11 LOC	5,500	5,500
Kern County CA TRAN	3.000%	6/29/12	75,000	76,850
Livermore CA COP VRDO	0.050%	8/5/11 LOC	7,900	7,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	8/5/11 LOC	6,210	6,210
Los Angeles CA TRAN	2.500%	2/29/12	12,930	13,095
Los Angeles CA TRAN	2.500%	4/30/12	36,000	36,581
Los Angeles County CA TRAN	2.500%	2/29/12	8,000	8,100
Los Angeles County CA TRAN	2.500%	3/30/12	20,000	20,285
Los Angeles County CA TRAN	2.500%	6/29/12	52,500	53,505
2 Metropolitan Water District of Southern
California Revenue PUT	0.080%	7/9/12	15,000	15,000
Metropolitan Water District of Southern
California Revenue VRDO	0.140%	8/5/11	35,000	35,000
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.230%	8/5/11 LOC	26,000	26,000
Riverside County CA TRAN	2.000%	3/30/12	17,500	17,701
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,390
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.100%	8/5/11	8,900	8,900
San Francisco CA City & County International
Airport Revenue VRDO	0.060%	8/5/11 LOC	12,500	12,500
San Francisco CA City & County Unified School
District TRAN	2.000%	6/29/12	10,000	10,155

South Coast CA Local Education Agencies
TRAN	2.000%	8/9/11	20,000	20,006
Turlock CA Irrigation District BAN	0.750%	8/12/11	50,000	50,000
University of California Regents Medical Center
Revenue VRDO	0.280%	7/30/11	5,965	5,965
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.040%	8/5/11 LOC	9,000	9,000
				807,798
Colorado (3.0%)
1 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.070%	8/5/11 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.150%	8/5/11 LOC	10,600	10,600
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	7/30/11 LOC	9,200	9,200
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.200%	7/30/11 LOC	1,705	1,705
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.090%	8/5/11	10,560	10,560
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) VRDO	0.060%	8/5/11 LOC	10,000	10,000
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,040
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,234
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,013
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,151
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,237
Colorado Health Facilities Authority Revenue
(Catholic Health) PUT	4.100%	11/10/11	17,000	17,171
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.060%	8/5/11 LOC	2,400	2,400
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.150%	8/5/11 LOC	18,830	18,830
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.120%	8/5/11	3,590	3,590
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	8/5/11	59,510	59,510
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	8/5/11	19,825	19,825
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	8/5/11	15,960	15,960
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	8/5/11	10,600	10,600
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	8/5/11 LOC	7,740	7,740
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	12,000	12,000

Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	22,730	22,730
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	17,690	17,690
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.080%	8/5/11	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.080%	8/5/11	31,000	31,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	8/5/11	23,000	23,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.100%	8/5/11	10,285	10,285
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.130%	8/5/11	11,800	11,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.130%	8/5/11	12,500	12,500
1 Colorado Regional Transportation District Sales
Tax Revenue (FasTracks Project) TOB VRDO	0.080%	8/5/11	20,645	20,645
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.080%	8/5/11	11,420	11,420
Colorado Springs CO Utility System Revenue
VRDO	0.070%	8/5/11	11,000	11,000
Denver CO Urban Renewal Authority Tax
Increment Revenue (Stapleton) VRDO	0.090%	8/5/11 LOC	14,445	14,445
1 El Paso CO COP TOB VRDO	0.070%	8/5/11 LOC	11,105	11,105
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.060%	8/5/11 LOC	14,900	14,900
University of Colorado Hospital Authority
Revenue VRDO	0.060%	8/5/11 LOC	28,195	28,195
University of Colorado Hospital Authority
Revenue VRDO	0.060%	8/5/11 LOC	16,140	16,140
				545,241
Connecticut (0.2%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.080%	8/5/11	7,300	7,300
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	0.450%	11/15/11	12,000	12,000
Hartford CT BAN	2.000%	4/12/12	15,350	15,497
				34,797
Delaware (0.2%)
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Project) VRDO	0.060%	8/5/11 LOC	4,740	4,740
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) CP	0.120%	8/15/11	17,000	17,000
Delaware Health Facilities Authority Revenue
(Nemours Foundation Project) VRDO	0.070%	8/5/11	4,970	4,970
1 Delaware Housing Authority Revenue TOB
VRDO	0.130%	8/5/11	5,705	5,705
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.330%	8/5/11	2,920	2,920
				35,335
District of Columbia (1.7%)
1 District of Columbia COP TOB VRDO	0.070%	8/5/11 LOC	17,400	17,400
1 District of Columbia GO TOB VRDO	0.070%	8/5/11 LOC	22,790	22,790
District of Columbia GO VRDO	0.060%	8/5/11 LOC	7,700	7,700
2 District of Columbia Income Tax Revenue	0.260%	12/1/11	12,000	12,002

1 District of Columbia Income Tax Revenue TOB
VRDO	0.120%	8/5/11	9,995	9,995
District of Columbia Revenue (Council on
Foreign Relations Project) VRDO	0.110%	8/5/11 LOC	51,380	51,380
District of Columbia Revenue (Family & Child
Services) VRDO	0.180%	8/5/11 LOC	6,005	6,005
District of Columbia Revenue (Georgetown
University) VRDO	0.050%	8/5/11 LOC	7,570	7,570
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.080%	8/5/11	12,000	12,000
District of Columbia Revenue (John F. Kennedy
Center for the Performing Arts) VRDO	0.110%	8/5/11 LOC	9,900	9,900
District of Columbia Revenue (Society for
Neuroscience) VRDO	0.180%	8/5/11 LOC	12,000	12,000
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	0.060%	8/5/11 LOC	31,000	31,000
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	8/5/11 LOC	13,900	13,900
District of Columbia Revenue (Wesley
Theological Seminary) VRDO	0.080%	8/5/11 LOC	4,800	4,800
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.070%	8/5/11 LOC	10,600	10,600
District of Columbia TRAN	2.000%	9/30/11	10,000	10,026
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	8/5/11 LOC	12,850	12,850
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.080%	8/5/11	8,330	8,330
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.140%	8/5/11	11,865	11,865
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.050%	8/5/11 LOC	30,900	30,900
1 Washington DC Metropolitan Airport Authority
Airport System Revenue TOB VRDO	0.220%	8/5/11	4,000	4,000
				307,013
Florida (4.5%)
1 BlackRock MuniHoldings Investment Quality
Fund VRDP VRDO	0.220%	8/5/11 LOC	45,000	45,000
1 Brevard County FL School Board COP TOB
VRDO	0.070%	8/5/11 LOC	13,810	13,810
1 Broward County FL GO TOB VRDO	0.070%	8/5/11	8,180	8,180
1 Broward County FL School Board COP TOB
VRDO	0.070%	8/5/11 LOC	34,555	34,555
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.120%	8/5/11	5,660	5,660
Florida Board of Education Capital Outlay GO	3.000%	6/1/12	23,485	23,988
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/5/11	12,815	12,815
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	8/5/11	10,265	10,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	8/5/11	8,800	8,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.100%	8/5/11	15,000	15,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.110%	8/5/11	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.120%	8/5/11	3,995	3,995

1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.120%	8/5/11	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.130%	8/5/11	5,680	5,680
1 Florida Department of Management Services
COP TOB VRDO	0.120%	8/5/11	6,955	6,955
1 Florida Department Transportation Revenue
TOB VRDO	0.120%	8/5/11	8,225	8,225
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	8/5/11	2,875	2,875
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	8/5/11	6,365	6,365
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	8/5/11	7,945	7,945
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	8/5/11	5,700	5,700
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.060%	8/5/11 LOC	4,050	4,050
1 Hernando County FL Water & Sewer Revenue
TOB VRDO	0.070%	8/5/11 LOC	10,245	10,245
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.060%	8/5/11 LOC	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.080%	8/5/11 LOC	13,500	13,500
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.060%	8/5/11 LOC	9,890	9,890
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.070%	8/5/11 LOC	6,500	6,500
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.070%	8/5/11 LOC	15,115	15,115
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	8/5/11	29,135	29,135
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.070%	8/5/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	8/5/11	34,605	34,605
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.070%	8/5/11 LOC	5,090	5,090
1 Jacksonville FL Transportation Revenue TOB
VRDO	0.140%	8/5/11	8,975	8,975
1 Jacksonville FL US Government Guaranteed
Notes TOB VRDO	0.120%	8/5/11	3,900	3,900
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.070%	8/5/11 LOC	14,470	14,470
Martin County FL Health Facilities Authority
Hospital Revenue (Martin Memorial Medical
Center) VRDO	0.070%	8/5/11 LOC	13,730	13,730
Miami FL GO	5.500%	1/1/12 (Prere.)	3,000	3,062
Miami FL GO	5.500%	1/1/12 (Prere.)	7,015	7,161
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.080%	8/5/11	26,340	26,340

Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.100%	8/5/11 LOC	2,600	2,600
1 Miami-Dade County FL School Board COP TOB
VRDO	0.070%	8/5/11 LOC	16,095	16,095
1 Miami-Dade County FL School Board COP TOB
VRDO	0.120%	8/5/11 (13)	36,630	36,630
Monroe County FL Airport Revenue (Var-Key
West International Airport) VRDO	0.150%	8/5/11 LOC	8,605	8,605
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.070%	8/5/11 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	8/5/11	25,555	25,555
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	8/5/11	4,145	4,145
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.130%	8/5/11	2,555	2,555
1 Orange County FL School Board COP TOB
VRDO	0.070%	8/5/11 LOC	9,120	9,120
Orange County FL School Board COP VRDO	0.180%	8/5/11 LOC	4,680	4,680
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.070%	8/5/11	8,510	8,510
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.180%	8/5/11 LOC	11,775	11,775
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.090%	8/5/11 LOC	5,700	5,700
1 Palm Beach County FL School Board TOB
VRDO	0.090%	8/5/11	11,285	11,285
Palm Beach County FL Solid Waste Authority
Revenue PUT	1.000%	1/12/12	100,000	100,259
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.120%	8/5/11	5,535	5,535
Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.060%	8/5/11 LOC	9,800	9,800
1 South Florida Water Management District COP
TOB VRDO	0.140%	8/5/11	9,800	9,800
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.100%	8/5/11 LOC	9,000	9,000
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.140%	8/5/11	4,505	4,505
1 University of North Florida Financing Corp.
Capital Improvement Revenue TOB VRDO	0.080%	8/5/11 LOC	5,225	5,225
1 Volusia County FL Revenue TOB VRDO	0.070%	8/5/11 LOC	28,435	28,435
West Orange Healthcare District FL Revenue
VRDO	0.070%	8/5/11 LOC	12,500	12,500
				807,015
Georgia (5.0%)
Atlanta GA Airport Revenue CP	0.200%	9/1/11 LOC	30,000	30,000
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.070%	8/5/11 LOC	10,000	10,000
1 Augusta GA Water & Sewer Revenue TOB
VRDO	0.110%	8/5/11 (4)	7,645	7,645
Cobb County GA School District TAN	1.500%	12/29/11	62,000	62,286

Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.110%	8/5/11 LOC	16,005	16,005
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.070%	8/5/11 LOC	26,445	26,445
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.070%	8/5/11 LOC	14,350	14,350
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.070%	8/5/11 LOC	31,250	31,250
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.070%	8/5/11 LOC	42,705	42,705
Fulton County GA Development Authority
Revenue (Lovett School Project) VRDO	0.070%	8/5/11 LOC	25,800	25,800
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.120%	8/5/11	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.070%	8/5/11 LOC	69,415	69,415
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.070%	8/5/11 LOC	22,000	22,000
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.070%	8/5/11 LOC	37,000	37,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.070%	8/5/11 LOC	8,600	8,600
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.070%	8/5/11 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.070%	8/5/11 LOC	20,595	20,595
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.070%	8/5/11 LOC	6,800	6,800
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.070%	8/5/11 LOC	13,000	13,000
Gainesville GA Redevelopment Authority
Revenue (Brenau University Inc. Project)
VRDO	0.090%	8/5/11 LOC	10,550	10,550
Georgia GO	6.750%	9/1/11	1,600	1,609
1 Georgia GO TOB VRDO	0.090%	8/5/11	9,660	9,660
Georgia Ports Authority Revenue (Garden City
Terminal Project) VRDO	0.090%	8/5/11 LOC	7,770	7,770
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	8/5/11 LOC	7,000	7,000
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.070%	8/5/11 LOC	45,610	45,610
Gwinnett County GA School District GO	5.000%	2/1/12	9,990	10,217
1 Gwinnett County GA School District GO TOB
VRDO	0.070%	8/5/11	12,250	12,250
1 Macon-Bibb County GA Hospital Authority
(Medical Center of Central Georgia) RAN TOB
VRDO	0.120%	8/5/11	4,995	4,995

Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.070%	8/5/11 LOC	15,075	15,075
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.070%	8/5/11 LOC	43,350	43,350
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	8/5/11 LOC	15,300	15,300
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	8/5/11 LOC	5,500	5,500
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.080%	8/5/11	89,900	89,900
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.050%	8/5/11 LOC	7,950	7,950
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.060%	8/5/11 LOC	37,000	37,000
Metropolitan Atlanta Rapid Transportation
Authority GA Sales Tax Revenue CP	0.160%	10/3/11	30,000	30,000
Municipal Electric Authority of Georgia Electric
Revenue VRDO	0.050%	8/5/11 LOC	5,000	5,000
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.250%	9/1/11	7,365	7,395
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/5/11	15,255	15,255
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	8/5/11	5,815	5,815
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.120%	8/5/11	3,700	3,700
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.120%	8/5/11	5,630	5,630
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.080%	8/5/11 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.080%	8/5/11 LOC	3,900	3,900
				901,712
Hawaii (0.5%)
1 Hawaii GO TOB VRDO	0.120%	8/5/11	11,245	11,245
1 Hawaii Housing Finance & Development
Revenue TOB VRDO	0.080%	8/5/11 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.070%	8/5/11 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.080%	8/5/11	7,715	7,715
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.070%	8/5/11 LOC	16,295	16,295
1 University of Hawaii Revenue TOB VRDO	0.070%	8/5/11 LOC	12,850	12,850
1 University of Hawaii Revenue TOB VRDO	0.120%	8/5/11 (13)	19,800	19,800
				87,415

Idaho (1.7%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.080%	8/5/11	15,955	15,955
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (College of Idaho Project)
VRDO	0.050%	8/5/11 LOC	6,060	6,060
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	7,205	7,205
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	4,805	4,805
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	9,080	9,080
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	6,855	6,855
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	6,855	6,855
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	9,515	9,515
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	8,945	8,945
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	9,685	9,685
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	9,400	9,400
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	10,225	10,225
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	12,085	12,085
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	12,360	12,360
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	13,445	13,445
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	13,465	13,465
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	5,500	5,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	12,605	12,605
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	11,735	11,735
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	5,600	5,600
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	13,000	13,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	11,500	11,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	5,985	5,985
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	10,265	10,265
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	9,325	9,325
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.080%	8/5/11	11,735	11,735
Idaho TAN	2.000%	6/29/12	50,000	50,789
				303,979

Illinois (4.3%)
Bartlett IL Special Service Area No. 1 (Bluff City
LLC) GO VRDO	0.090%	8/5/11 LOC	12,000	12,000
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	8/5/11 LOC	5,235	5,235
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	8/5/11 LOC	4,180	4,180
1 Chicago IL Board of Education GO TOB VRDO	0.140%	8/5/11 (4)	4,995	4,995
Chicago IL Board of Education GO VRDO	0.070%	8/5/11 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.090%	8/5/11 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.080%	8/5/11 LOC	18,140	18,140
1 Chicago IL GO TOB VRDO	0.090%	8/5/11	5,500	5,500
1 Chicago IL GO TOB VRDO	0.120%	8/5/11	13,210	13,210
1 Chicago IL GO TOB VRDO	0.130%	8/5/11	6,000	6,000
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.070%	8/5/11	18,820	18,820
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.070%	8/5/11	5,000	5,000
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.100%	8/5/11	6,270	6,270
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.110%	8/5/11	8,710	8,710
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.070%	8/5/11 LOC	29,590	29,590
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.080%	8/5/11	10,155	10,155
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.080%	8/5/11 LOC	13,595	13,595
Chicago IL Water Revenue VRDO	0.100%	8/5/11 LOC	19,720	19,720
Chicago IL Water Revenue VRDO	0.100%	8/5/11 LOC	5,325	5,325
1 Cook County IL GO TOB VRDO	0.070%	8/5/11 LOC	6,795	6,795
1 Cook County IL GO TOB VRDO	0.140%	8/5/11	7,460	7,460
1 Hoffman Estates IL GO TOB VRDO	0.090%	8/5/11	7,295	7,295
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	8/5/11 LOC	2,500	2,500
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.060%	8/5/11 LOC	12,650	12,650
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.440%	5/3/12	15,000	15,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.110%	8/5/11	4,165	4,165
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.110%	8/5/11	9,185	9,185
Illinois Finance Authority Industrial Development
Revenue (Gusto Packing Co. Inc. Project)
Revenue VRDO	0.270%	8/5/11 LOC	6,175	6,175
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.070%	8/5/11	29,605	29,605
Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.480%	2/1/12	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.120%	8/5/11	26,810	26,810
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.060%	8/5/11 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.120%	8/5/11	8,750	8,750
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.090%	8/5/11 LOC	12,000	12,000

1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.080%	8/5/11	13,330	13,330
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.080%	8/5/11 LOC	4,925	4,925
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.320%	8/8/11	15,710	15,710
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.130%	8/9/11	27,970	27,970
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.140%	10/7/11	25,485	25,485
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.140%	10/11/11	29,985	29,985
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.090%	8/5/11 LOC	4,175	4,175
Illinois Finance Authority Revenue (ITT
Research Institute) VRDO	0.070%	8/5/11 LOC	6,000	6,000
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.060%	8/5/11 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.120%	8/5/11	4,375	4,375
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.060%	8/5/11 LOC	5,145	5,145
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.060%	8/5/11 LOC	12,550	12,550
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.120%	8/5/11	10,575	10,575
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.120%	8/5/11	6,000	6,000
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.100%	8/5/11	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.060%	8/5/11 LOC	5,000	5,000
Illinois Finance Authority Revenue (Southern
Illinois Healthcare) VRDO	0.060%	8/5/11 LOC	9,430	9,430
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.090%	8/5/11 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.070%	8/5/11	20,500	20,500
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.080%	8/5/11	10,265	10,265
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.120%	8/5/11	3,000	3,000
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.040%	8/5/11	4,669	4,669
Illinois Finance Authority Revenue (Xavier
University) VRDO	0.110%	8/5/11 LOC	3,700	3,700
Illinois Finance Authority Revenue (YMCA
Metropolitan Chicago Project) VRDO	0.060%	8/5/11 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	0.450%	3/28/12	10,000	10,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.060%	8/5/11 LOC	8,600	8,600
Illinois Health Facilities Authority Revenue
(Ingalls Memorial Hospital) VRDO	0.060%	8/5/11 LOC	13,800	13,800
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	8/5/11	14,255	14,255
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	8/5/11 (13)	11,305	11,305

1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	8/5/11	6,040	6,040
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.070%	8/5/11 LOC	20,000	20,000
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.120%	8/5/11	5,330	5,330
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.120%	8/5/11	14,430	14,430
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.120%	8/5/11	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.080%	8/5/11	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.110%	8/5/11 (13)	6,130	6,130
1 Southern Illinois University Revenue TOB VRDO	0.070%	8/5/11 LOC	11,415	11,415
				777,209
Indiana (2.3%)
Indiana Bond Bank Revenue Advance Funding
BAN	2.000%	1/5/12 LOC	37,800	38,038
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.060%	8/5/11 LOC	18,280	18,280
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.060%	8/5/11 LOC	11,000	11,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.080%	8/5/11 LOC	17,200	17,200
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.080%	8/5/11 LOC	5,000	5,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.100%	8/5/11 LOC	2,600	2,600
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.160%	8/5/11 LOC	4,300	4,300
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.080%	8/5/11 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.030%	8/5/11 LOC	6,525	6,525
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.060%	8/5/11 LOC	18,000	18,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	3.625%	8/1/11	5,000	5,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.080%	8/5/11 LOC	6,700	6,700
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.070%	8/5/11 LOC	36,890	36,890
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.110%	8/5/11	4,620	4,620
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.040%	8/5/11	36,665	36,665
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.050%	8/5/11	4,000	4,000

Indiana Health & Educational Facility Financing
Authority Educational Facilities Revenue
(Marian College) VRDO	0.080%	8/5/11 LOC	5,100	5,100
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.120%	8/5/11	5,850	5,850
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.140%	8/5/11	3,300	3,300
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	8/5/11	19,275	19,275
1 Indiana Health Facility Financing Authority
Hospital Revenue (Community Hospital
Project) TOB VRDO	0.070%	8/5/11 LOC	6,420	6,420
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.060%	8/5/11	13,000	13,000
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.090%	8/5/11	49,540	49,540
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.130%	8/5/11	1,780	1,780
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.140%	8/5/11	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.140%	8/5/11	3,500	3,500
Lawrenceburg IN Pollution Control Revenue
VRDO	0.040%	8/5/11 LOC	5,500	5,500
Noblesville IN Economic Development Revenue
(Greystone Apartments Project) VRDO	0.110%	8/5/11 LOC	10,920	10,920
Purdue University Indiana COP VRDO	0.030%	8/5/11	20,000	20,000
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.070%	8/5/11 LOC	30,515	30,515
				411,293
Iowa (0.3%)
1 Des Moines IA Metropolitan Wastewater
Reclamation Authority Sewer Revenue TOB
VRDO	0.070%	8/5/11 LOC	12,785	12,785
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.150%	8/5/11	11,140	11,140
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.150%	8/5/11	3,300	3,300
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.150%	8/5/11	4,330	4,330
1 Iowa Special Obligation Revenue TOB VRDO	0.090%	8/5/11	11,200	11,200
1 Iowa Special Obligation Revenue TOB VRDO	0.090%	8/5/11	3,800	3,800
				46,555
Kansas (0.3%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.070%	8/5/11	6,215	6,215
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.090%	8/5/11	8,285	8,285

Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.150%	8/5/11	34,000	34,000
Wichita Kansas GO Airport Renewal BAN	0.700%	2/9/12	3,085	3,085
				51,585
Kentucky (0.8%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.060%	8/5/11 LOC	4,100	4,100
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.070%	8/5/11 LOC	11,820	11,820
Jeffersontown KY Lease Program Revenue
(Kentucky League of Cities Funding Trust)
VRDO	0.070%	8/5/11 LOC	2,600	2,600
Kenton County KY Airport Board Special
Facilities Revenue (Flight Safety International
Inc. Project)VRDO	0.100%	8/5/11	4,600	4,600
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.060%	8/5/11 LOC	5,300	5,300
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.070%	8/5/11 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.090%	8/5/11 LOC	5,000	5,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.090%	8/5/11 LOC	35,000	35,000
1 Kentucky Higher Education Student Loan Corp.
Student Loan Revenue TOB VRDO	0.080%	8/5/11 LOC	5,995	5,995
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.160%	8/5/11	8,710	8,710
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.180%	8/5/11	1,770	1,770
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.070%	8/5/11	10,370	10,370
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.120%	8/5/11	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.120%	8/5/11	6,125	6,125
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.090%	8/5/11 LOC	8,400	8,400
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.130%	8/5/11 LOC	3,650	3,650
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.090%	8/5/11 LOC	4,500	4,500
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.090%	8/5/11 LOC	4,040	4,040
				138,640
Louisiana (0.8%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.070%	8/5/11 LOC	17,000	17,000
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.050%	8/5/11 LOC	12,000	12,000

Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.070%	8/5/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.070%	8/5/11 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.080%	8/5/11 LOC	20,900	20,900
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	8/5/11 LOC	17,500	17,500
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	8/5/11 LOC	12,500	12,500
				143,900
Maine (0.2%)
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.130%	8/5/11	3,720	3,720
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.170%	8/5/11	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.170%	8/5/11	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.170%	8/5/11	9,000	9,000
				38,230
Maryland (1.7%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/12	1,000	1,023
Howard County MD GO	4.000%	2/15/12	1,010	1,029
Howard County MD GO	5.000%	2/15/12	1,900	1,947
Howard County MD GO CP	0.150%	10/4/11	17,250	17,250
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.130%	8/5/11	5,095	5,095
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.170%	8/5/11	6,325	6,325
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.170%	8/5/11	8,250	8,250
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.180%	8/5/11	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.180%	8/5/11	4,245	4,245
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.180%	8/5/11	7,520	7,520
Maryland Department of Housing & Community
Development Revenue VRDO	0.090%	8/5/11	20,000	20,000
Maryland Department of Housing & Community
Development Revenue VRDO	0.150%	8/5/11	19,000	19,000
Maryland GO	5.000%	8/1/11	13,280	13,280
Maryland GO	5.250%	2/15/12	2,000	2,052
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) CP	0.130%	9/7/11	10,625	10,625
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Hospital)
VRDO	0.060%	8/5/11 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.100%	8/2/11	15,150	15,150

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.140%	10/6/11	42,555	42,555
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.070%	8/5/11	7,655	7,655
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.040%	8/5/11	12,500	12,500
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.060%	8/5/11 LOC	4,800	4,800
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.060%	8/5/11 LOC	9,560	9,560
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.120%	8/5/11 LOC	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	8/5/11 LOC	6,200	6,200
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.070%	8/5/11	15,440	15,440
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.080%	8/5/11	8,800	8,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.120%	8/5/11	13,860	13,860
Maryland Transportation Authority Passenger
Facility Charge Revenue (BWI Airport) VRDO	0.060%	8/5/11 LOC	12,350	12,350
Montgomery County MD GO CP	0.200%	8/5/11	14,500	14,500
Montgomery County MD GO CP	0.200%	8/5/11	4,500	4,500
Montgomery County MD GO CP	0.200%	8/5/11	5,300	5,300
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.100%	8/5/11 LOC	5,065	5,065
				313,406
Massachusetts (1.8%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.060%	8/5/11	5,400	5,400
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.040%	8/5/11 LOC	16,600	16,600
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.080%	8/5/11 LOC	11,795	11,795
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.080%	8/5/11 LOC	10,800	10,800
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.080%	8/5/11 LOC	9,345	9,345
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.080%	8/5/11 LOC	16,600	16,600
1 Massachusetts GO TOB VRDO	0.080%	8/5/11	23,935	23,935
1 Massachusetts GO TOB VRDO	0.080%	8/5/11	23,485	23,485
1 Massachusetts GO TOB VRDO	0.080%	8/5/11	13,545	13,545
1 Massachusetts GO TOB VRDO	0.120%	8/5/11	6,665	6,665
1 Massachusetts GO TOB VRDO	0.120%	8/5/11	3,750	3,750
1 Massachusetts GO TOB VRDO	0.120%	8/5/11	1,850	1,850

Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.070%	8/5/11 LOC	3,030	3,030
Massachusetts Health & Educational Facilities
Authority Revenue (Cil Realty) VRDO	0.070%	8/5/11 LOC	3,900	3,900
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	0.330%	7/30/11 LOC	4,095	4,095
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.190%	7/30/11	3,900	3,900
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.120%	8/5/11	10,000	10,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.090%	8/5/11 LOC	25,600	25,600
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.130%	8/5/11	10,635	10,635
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.170%	8/5/11	5,515	5,515
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.120%	8/5/11	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	8/5/11	15,595	15,595
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.110%	8/5/11	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.120%	8/5/11	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.120%	8/5/11	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.040%	8/5/11	20,800	20,800
Massachusetts Water Resources Authority
Revenue VRDO	0.060%	8/5/11	20,100	20,100
Massachusetts Water Resources Authority
Revenue VRDO	0.080%	8/5/11	8,385	8,385
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,030	1,042
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,900	1,922
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	3,185	3,223
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,000	1,012
2 University of Massachusetts Building Authority
Revenue PUT	0.170%	1/5/12	14,000	14,000
				320,269
Michigan (4.1%)
1 Blackrock MuniYield Michigan Fund II Inc.
VRDP VRDO	0.250%	8/5/11 LOC	15,400	15,400
1 Blackrock Muniyield Michigan Quality Fund
VRDP VRDO	0.250%	8/5/11 LOC	21,000	21,000
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) VRDO	0.050%	8/5/11 LOC	30,000	30,000
1 Lansing MI Board of Water & Light Utility
System Revenue TOB VRDO	0.080%	8/5/11 LOC	6,000	6,000
Michigan Building Authority Revenue CP	0.120%	8/4/11 LOC	77,180	77,180
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	15,000	15,009
Michigan Finance Authority State Aid RAN	2.000%	8/22/11 LOC	27,000	27,025

1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	8/5/11 LOC	59,245	59,245
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	8/5/11 LOC	66,995	66,995
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	8/5/11 LOC	67,945	67,945
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	8/5/11 LOC	36,545	36,545
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.080%	8/5/11 LOC	6,900	6,900
Michigan Hospital Finance Authority Revenue
(McClaren Health) VRDO	0.080%	8/5/11 LOC	12,000	12,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.140%	10/6/11	36,000	36,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.200%	1/9/12	28,420	28,420
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.090%	8/5/11	6,000	6,000
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.090%	8/5/11	8,490	8,490
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/5/11	8,000	8,000
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	19,500	19,500
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	8/5/11 LOC	23,220	23,220
1 Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund) TOB
VRDO	0.110%	8/5/11	3,845	3,845
1 Michigan State University Board of Trustees
General Revenue TOB VRDO	0.080%	8/5/11	9,755	9,755
Michigan State University Revenue CP	0.310%	8/3/11	8,625	8,625
Michigan State University Revenue CP	0.140%	10/5/11	18,250	18,250
Michigan Strategic Fund Limited Obligation
Revenue (Evangelical Homes) VRDO	0.080%	8/5/11 LOC	7,680	7,680
Michigan TAN	2.000%	9/30/11	44,000	44,113
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.080%	8/5/11 LOC	16,215	16,215
Oakland University of Michigan Revenue VRDO	0.080%	8/5/11 LOC	27,180	27,180
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.040%	8/5/11	2,750	2,750
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)
VRDO	0.080%	8/5/11 LOC	10,000	10,000
1 Wayne State University Michigan Revenue TOB
VRDO	0.110%	8/5/11 (4)	5,000	5,000
1 Wayne State University Michigan Revenue TOB
VRDO	0.140%	8/5/11	5,295	5,295
				729,582
Minnesota (2.0%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.080%	8/5/11	23,640	23,640
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.060%	8/5/11 LOC	5,675	5,675

[1,2] Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB PUT	0.170%	8/11/11 LOC	20,000	20,000
	Minnesota GO	4.000%	8/1/11	19,990	19,990
	Minnesota GO	5.000%	10/1/11 (Prere.)	10,000	10,077
1	Minnesota GO TOB VRDO	0.120%	8/5/11	3,510	3,510
	Minnesota Higher Education Facilities Authority
	Revenue (Carleton College) VRDO	0.060%	8/5/11	2,000	2,000
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.160%	8/5/11	12,030	12,030
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.160%	8/5/11	19,000	19,000
	Minnesota School District TAN	2.000%	9/1/11	11,220	11,235
	Minnesota School District TRAN	2.000%	9/1/11	10,000	10,014
	Rochester MN Healthcare Facilities Revenue
	(Mayo Foundation) CP	0.180%	9/8/11	19,000	19,000
	Rochester MN Healthcare Facilities Revenue
	(Mayo Foundation) CP	0.150%	12/8/11	75,000	75,000
	Rochester MN Healthcare Facilities Revenue
	(Mayo Foundation) CP	0.150%	12/15/11	25,000	25,000
	University of Minnesota Revenue CP	0.310%	8/3/11	10,000	10,000
	University of Minnesota Revenue CP	0.310%	8/3/11	4,585	4,585
	University of Minnesota Revenue CP	0.310%	8/4/11	1,750	1,750
	University of Minnesota Revenue CP	0.320%	8/4/11	12,000	12,000
	University of Minnesota Revenue CP	0.130%	10/6/11	16,000	16,000
	University of Minnesota Revenue CP	0.140%	10/11/11	17,500	17,500
	University of Minnesota Revenue CP	0.140%	12/5/11	30,150	30,150
	University of Minnesota Revenue CP	0.140%	12/5/11	15,575	15,575
					363,731
Mississippi (0.3%)
	Mississippi Business Finance Corp. Health Care
	Facilities Revenue (Rush Medical Foundation
	Project)VRDO	0.050%	8/5/11 LOC	9,600	9,600
	Mississippi Business Finance Corp. Revenue
	(Hattiesburg Project) VRDO	0.080%	8/5/11 LOC	10,900	10,900
	Mississippi Business Finance Corp. Revenue
	(Renaissance at Colony Park LLC Project)
	VRDO	0.080%	8/5/11 LOC	16,605	16,605
1	Mississippi Development Bank Special
	Obligation Revenue (Capital City Convention
	Center Project) TOB VRDO	0.100%	8/5/11 LOC	5,000	5,000
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.050%	8/5/11	8,000	8,000
					50,105
Missouri (1.2%)
1	Columbia MO Special Obligation Electrical
	Improvement Revenue TOB VRDO	0.070%	8/5/11 LOC	16,635	16,635
	Kansas City MO GO	2.500%	2/1/12	1,955	1,975
	Missouri Development Finance Board Cultural
	Facilities Revenue (Nelson Gallery
	Foundation) VRDO	0.200%	7/30/11	24,365	24,365
	Missouri Health & Education Facilities Revenue
	(Ascension Health) VRDO	0.060%	8/5/11	8,000	8,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (Cox
	Health) CP	0.120%	8/9/11 LOC	7,000	7,000

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Sisters of
Mercy Health System) VRDO	0.060%	8/5/11	20,000	20,000
Missouri Health & Educational Facilities
Authority Revenue (Sisters Mercy Health)
VRDO	0.060%	8/5/11	25,000	25,000
Missouri Health & Educational Facilities
Authority Revenue (Sisters Mercy Health)
VRDO	0.060%	8/5/11	5,000	5,000
Missouri Health & Educational Facilities
Authority Revenue (Sisters Mercy Health)
VRDO	0.060%	8/5/11	25,000	25,000
Missouri Health & Educational Facilities
Authority Revenue (Sisters Mercy Health)
VRDO	0.060%	8/5/11	10,000	10,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	8/5/11	13,955	13,955
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.120%	8/5/11	11,300	11,300
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.070%	8/5/11	25,395	25,395
1 Missouri State Health and Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.120%	8/5/11	5,570	5,570
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.060%	8/5/11 LOC	10,500	10,500
St. Louis MO General Fund TRAN	2.000%	6/29/12	10,000	10,147
				219,842
Montana (0.1%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.480%	3/1/12	14,560	14,560

Multiple States (7.3%)
1 Blackrock MuniEnhanced Fund VRDP VRDO	0.250%	8/5/11 LOC	30,000	30,000
1 Blackrock MuniYield Quality Fund III Inc. VRDP
VRDO	0.250%	8/5/11 LOC	48,500	48,500
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.130%	8/5/11 LOC	19,055	19,055
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.180%	8/5/11 LOC	291,745	291,745
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.180%	8/5/11 LOC	38,365	38,365
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.250%	8/5/11 LOC	150,000	150,000
1 Nuveen Investment Quality Municipal Fund, Inc.
VRDP VRDO	0.250%	8/5/11 LOC	53,800	53,800
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.230%	8/5/11 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund
VRDP VRDO	0.280%	8/5/11 LOC	97,500	97,500
1 Nuveen Premier Municipal Income Fund, Inc.
VRDP VRDO	0.250%	8/5/11 LOC	58,700	58,700

1 Nuveen Premium Income Municipal Fund 2, Inc.
VRDP VRDO	0.250%	8/5/11 LOC	130,000	130,000
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.230%	8/5/11 LOC	170,000	170,000
1 Nuveen Premium Insured Municipal Fund VRDP
VRDO	0.250%	8/5/11 LOC	24,000	24,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.230%	8/5/11 LOC	100,000	100,000
1 Nuveen Select Quality Municipal Fund, Inc.
VRDP VRDO	0.250%	8/5/11 LOC	57,500	57,500
				1,303,265
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.080%	8/5/11	89,225	89,225
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.200%	8/5/11 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.130%	8/5/11	1,695	1,695
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.060%	8/5/11	44,900	44,900
1 Nebraska Public Power District Revenue TOB
VRDO	0.070%	8/5/11 (4)	14,925	14,925
1 Nebraska Public Power District Revenue TOB
VRDO	0.120%	8/5/11 (13)	15,995	15,995
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.070%	8/5/11	10,125	10,125
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.110%	8/5/11 (13)	9,810	9,810
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.120%	8/5/11	6,975	6,975
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.120%	8/5/11 (13)	34,610	34,610
1 Omaha NE Special Obligation TOB VRDO	0.080%	8/5/11	4,025	4,025
				238,285
Nevada (1.7%)
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.070%	8/5/11 LOC	9,400	9,400
1 Clark County NV GO TOB VRDO	0.070%	8/5/11 LOC	27,880	27,880
1 Clark County NV GO TOB VRDO	0.110%	8/5/11	14,355	14,355
1 Clark County NV GO TOB VRDO	0.110%	8/5/11	9,770	9,770
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.070%	8/5/11 LOC	34,000	34,000
1 Clark County NV School District GO TOB VRDO	0.070%	8/5/11	18,740	18,740
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.120%	8/5/11	6,085	6,085
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.120%	8/5/11	7,495	7,495
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.120%	8/5/11	14,800	14,800
1 Las Vegas NV GO TOB VRDO	0.080%	8/5/11	10,850	10,850
Las Vegas Valley Water District Nevada GO CP	0.140%	10/4/11	10,500	10,500
Las Vegas Valley Water District Nevada GO CP	0.150%	10/6/11	25,000	25,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.080%	8/5/11	48,495	48,495

1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.120%	8/5/11	4,685	4,685
1 Nevada GO TOB VRDO	0.110%	8/5/11	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.070%	8/5/11 LOC	13,020	13,020
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.230%	8/5/11 LOC	7,440	7,440
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.120%	8/5/11	10,555	10,555
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.060%	8/5/11 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.070%	8/5/11 LOC	9,990	9,990
				297,860
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.080%	8/5/11	10,000	10,000

New Jersey (0.1%)
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.250%	8/5/11 LOC	20,000	20,000

New Mexico (0.9%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.170%	8/5/11	24,495	24,495
New Mexico Educational Assistance Foundation
Revenue VRDO	0.110%	8/5/11 LOC	8,150	8,150
New Mexico Educational Assistance Foundation
Revenue VRDO	0.110%	8/5/11 LOC	7,850	7,850
1 New Mexico Finance Authority Revenue TOB
VRDO	0.070%	8/5/11 LOC	10,265	10,265
1 New Mexico Finance Authority Revenue TOB
VRDO	0.080%	8/5/11	10,700	10,700
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.060%	8/5/11	10,455	10,455
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.060%	8/5/11	20,435	20,435
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.080%	8/5/11	69,945	69,945
				162,295
New York (3.8%)
1 Blackrock Muniyield New York Quality Fund
VRDP VRDO	0.230%	8/5/11 LOC	15,000	15,000
Long Island NY Power Authority Electric System
Revenue CP	0.230%	12/8/11 LOC	10,000	10,000
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	8/5/11 LOC	18,205	18,205
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	8/5/11	4,300	4,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	8/5/11	6,400	6,400
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.060%	8/5/11 LOC	5,000	5,000
New York City NY GO VRDO	0.300%	7/30/11 LOC	3,900	3,900
New York City NY GO VRDO	0.040%	8/5/11 LOC	10,000	10,000

New York City NY GO VRDO	0.050%	8/5/11 LOC	6,600	6,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	8/5/11	22,500	22,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.040%	8/5/11 LOC	19,510	19,510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.130%	10/20/11	20,000	20,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.050%	8/5/11	26,950	26,950
New York Liberty Development Corp. Revenue
PUT	0.420%	10/20/11	35,000	35,000
New York Liberty Development Corp. Revenue
PUT	0.350%	11/1/11	75,000	75,000
New York Metropolitan Transportation Authority
Revenue CP	0.140%	10/5/11 LOC	20,000	20,000
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.070%	8/5/11 LOC	4,550	4,550
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.060%	8/5/11 LOC	11,900	11,900
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group) VRDO	0.050%	8/5/11 LOC	2,000	2,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	15,000	15,367
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	8/5/11	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	8/5/11	1,000	1,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	8/5/11	3,510	3,510
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	8/5/11	6,420	6,420
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/5/11	2,000	2,000
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.050%	8/5/11 LOC	15,370	15,370
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.200%	8/5/11 LOC	8,000	8,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.170%	8/5/11 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.050%	8/5/11 LOC	26,900	26,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.050%	8/5/11 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.040%	8/5/11 LOC	8,700	8,700
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.080%	8/5/11 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.200%	8/5/11 LOC	4,425	4,425
New York State Local Government Assistance
Corp. Revenue VRDO	0.030%	8/5/11	2,000	2,000

New York State Thruway Authority BAN	2.000%	7/12/12	60,000	60,932
1 Nuveen New York Investment Quality Municipal
Fund VRDP VRDO	0.230%	8/5/11 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.230%	8/5/11 LOC	10,000	10,000
Suffolk County NY TAN	2.000%	8/11/11	107,000	107,044
Suffolk County NY TAN	1.500%	9/13/11	15,000	15,020
Suffolk County NY TAN	2.000%	9/13/11	15,000	15,029
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.120%	8/5/11	4,000	4,000
				672,932
North Carolina (4.4%)
Charlotte NC Airport Revenue VRDO	0.070%	8/5/11 LOC	6,000	6,000
Charlotte NC GO CP	0.420%	8/4/11	5,384	5,384
Charlotte NC GO CP	0.390%	9/8/11	4,603	4,603
Charlotte NC GO CP	0.400%	9/8/11	14,482	14,482
Charlotte NC GO CP	0.400%	9/8/11	3,346	3,346
Charlotte NC GO CP	0.370%	11/10/11	5,182	5,182
Charlotte NC GO CP	0.350%	12/6/11	4,556	4,556
Charlotte NC GO CP	0.200%	1/5/12	3,263	3,263
Charlotte NC GO CP	0.200%	1/5/12	6,395	6,395
Charlotte NC GO CP	0.300%	1/11/12	6,925	6,925
Charlotte NC GO CP	0.330%	1/11/12	4,151	4,151
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.100%	8/5/11	7,590	7,590
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.120%	8/5/11	5,955	5,955
1 Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.080%	8/5/11 LOC	11,200	11,200
Durham County NC Industrial Facilities &
Pollution Control Finance Authority Revenue
(Chesterfield Project) PUT	0.400%	9/29/11	25,000	25,000
Durham NC COP VRDO	0.070%	8/5/11 LOC	32,985	32,985
Durham NC Revenue	4.000%	10/1/11	2,600	2,615
Forsyth County NC GO VRDO	0.100%	8/5/11	2,900	2,900
Guilford County NC GO VRDO	0.050%	8/5/11	6,700	6,700
Lower Cape Fear NC Water & Sewer Authority
Special Facility Revenue (Bladen Bluffs
Project) VRDO	0.100%	8/5/11 LOC	16,065	16,065
Mecklenburg County NC COP VRDO	0.080%	8/5/11	8,400	8,400
Mecklenburg County NC GO VRDO	0.060%	8/5/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.060%	8/5/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.060%	8/5/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.100%	8/5/11	6,000	6,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.080%	8/5/11 LOC	11,400	11,400
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Methodist
College)VRDO	0.100%	8/5/11 LOC	10,765	10,765
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	8/5/11	48,040	48,040
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	8/5/11	11,100	11,100

1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.110%	8/5/11	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.110%	8/5/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.110%	8/5/11	14,100	14,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.120%	8/5/11	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (Fletcher School) VRDO	0.100%	8/5/11 LOC	6,380	6,380
North Carolina Capital Facilities Finance Agency
Revenue (Lake Norman Charter School)
VRDO	0.100%	8/5/11 LOC	11,775	11,775
North Carolina Capital Facilities Finance Agency
Revenue (Lenior-Rhyne College) VRDO	0.100%	8/5/11 LOC	5,200	5,200
North Carolina Capital Facilities Finance Agency
Revenue (Meredith College) VRDO	0.100%	8/5/11 LOC	12,000	12,000
North Carolina Capital Facilities Finance Agency
Revenue (Triangle Aquatic Center Project)
VRDO	0.100%	8/5/11 LOC	8,190	8,190
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.090%	8/5/11 LOC	13,870	13,870
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.070%	8/5/11	10,800	10,800
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.040%	8/5/11	12,485	12,485
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/12	1,000	1,022
1 North Carolina Infrastructure Financial Corp.
COP TOB VRDO	0.070%	8/5/11	29,085	29,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.070%	8/5/11	95,530	95,530
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.080%	8/5/11 LOC	13,545	13,545
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.060%	8/5/11 LOC	10,995	10,995
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	8/5/11 LOC	15,130	15,130
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.080%	8/5/11 LOC	38,300	38,300
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.060%	8/5/11 LOC	37,175	37,175
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.090%	8/5/11 LOC	4,800	4,800
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.100%	8/5/11 LOC	7,895	7,895

North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.100%	8/5/11 LOC	28,000	28,000
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.060%	8/5/11 LOC	4,200	4,200
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.080%	8/5/11	3,800	3,800
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	8/5/11 LOC	9,680	9,680
Raleigh Durham NC Airport Authority Revenue
VRDO	0.060%	8/5/11 LOC	10,600	10,600
1 Raleigh North Carolina Combined Enterprise
System Revenue TOB VRDO	0.080%	8/5/11	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.120%	8/5/11 LOC	5,000	5,000
Union County NC GO VRDO	0.060%	8/5/11	3,500	3,500
Union County NC GO VRDO	0.060%	8/5/11	6,095	6,095
1 University of North Carolina University Revenue
TOB VRDO	0.110%	8/5/11	6,710	6,710
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.120%	8/5/11	6,745	6,745
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	8/5/11	6,000	6,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	8/5/11	22,300	22,300
				792,099
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.060%	8/5/11	21,850	21,850
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	8/5/11	9,600	9,600
				31,450
Ohio (2.2%)
Akron OH BAN	1.125%	12/8/11	1,715	1,718
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.070%	8/5/11 LOC	8,000	8,000
Cleveland OH Water BAN	1.000%	7/26/12	10,500	10,551
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.100%	8/5/11 LOC	4,860	4,860
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.070%	8/5/11	20,000	20,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.090%	8/5/11 LOC	30,165	30,165
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.090%	8/5/11 LOC	9,080	9,080
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.180%	7/30/11	1,350	1,350
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.090%	8/5/11 LOC	4,780	4,780
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	31,100	31,100

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/5/11	2,700	2,700
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.060%	8/5/11 LOC	8,695	8,695
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.150%	8/5/11 LOC	12,425	12,425
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.080%	8/5/11	56,620	56,620
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.080%	8/5/11 (4)	9,810	9,810
Miamisburg OH City School District BAN	1.500%	7/19/12	13,100	13,219
Milford OH Exempt Village School District
School Improvement GO	5.125%	12/1/11 (Prere.)	7,125	7,237
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.040%	8/5/11 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.030%	8/5/11	10,755	10,755
Ohio Common Schools GO VRDO	0.050%	8/5/11	15,425	15,425
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	6,170	6,170
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	11,330	11,330
Ohio GO VRDO	0.030%	8/5/11	4,200	4,200
Ohio GO VRDO	0.040%	8/5/11	12,675	12,675
Ohio GO VRDO	0.040%	8/5/11	14,750	14,750
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.350%	8/4/11	13,000	13,000
Ohio Infrastructure Improvement GO VRDO	0.040%	8/5/11	9,520	9,520
Ohio State University General Receipts
Revenue VRDO	0.030%	8/5/11	8,100	8,100
Ohio State University General Receipts
Revenue VRDO	0.050%	8/5/11	20,995	20,995
Oregon OH BAN	2.000%	9/7/11	3,500	3,505
Pickerington OH Local School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	8,000	8,123
University of Cincinnati OH BAN	2.000%	7/19/12	4,000	4,064
University of Cincinnati Ohio General Receipts
BAN	2.000%	12/16/11	2,900	2,916
University of Cincinnati Ohio General Receipts
BAN	2.000%	5/11/12	16,000	16,185
				398,023
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.130%	8/5/11	5,135	5,135
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.080%	8/5/11 LOC	14,415	14,415
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.080%	8/5/11	24,995	24,995
				44,545
Oregon (2.0%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.060%	8/5/11 LOC	11,800	11,800

Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.320%	8/11/11	10,000	10,000
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.150%	8/16/11	40,000	40,000
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.140%	10/13/11	8,000	8,000
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.140%	10/13/11	21,525	21,525
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.140%	10/17/11	10,000	10,000
1 Jackson County OR School District GO TOB
VRDO	0.110%	8/5/11	6,000	6,000
1 Oregon Business Development Commission
Revenue TOB VRDO	0.130%	8/5/11	5,930	5,930
1 Oregon Department of Administrative Services
COP TOB VRDO	0.070%	8/5/11 LOC	15,450	15,450
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.080%	8/5/11 LOC	1,900	1,900
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.100%	8/5/11	44,095	44,095
Oregon Health Sciences University Revenue
VRDO	0.100%	8/5/11 LOC	16,100	16,100
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.180%	8/5/11	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.080%	8/5/11	12,500	12,500
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.080%	8/5/11	9,300	9,300
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	8/5/11	7,100	7,100
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	8/5/11	6,190	6,190
Oregon TAN	2.000%	6/29/12	75,000	76,203
Port Authority of Portland OR Airport Revenue
(Portland International Airport) VRDO	0.050%	8/5/11 LOC	7,645	7,645
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.070%	8/5/11 LOC	12,500	12,500
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.110%	8/5/11 LOC	20,000	20,000
				350,903
Pennsylvania (1.0%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.120%	8/5/11	4,000	4,000
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.250%	1/19/12	10,250	10,250

Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.060%	8/5/11 LOC	2,100	2,100
Emmaus PA General Authority Revenue VRDO	0.080%	8/5/11 LOC	600	600
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.100%	8/5/11 LOC	9,585	9,585
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.080%	8/5/11	4,000	4,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.250%	8/5/11 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	8/5/11 LOC	10,535	10,535
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.130%	8/5/11	14,450	14,450
Pennsylvania State University Revenue VRDO	0.060%	8/5/11	24,500	24,500
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.080%	8/5/11 LOC	10,000	10,000
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/4/12	57,000	57,391
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.130%	8/5/11 LOC	8,340	8,340
				177,751
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,125
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,114
				20,239
Rhode Island (0.4%)
East Greenwich RI BAN	1.500%	2/15/12	11,000	11,059
1 Narragansett RI Commission WasteWater
System Revenue TOB VRDO	0.070%	8/5/11 LOC	11,860	11,860
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.090%	8/5/11 LOC	8,330	8,330
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.090%	8/5/11 LOC	8,260	8,260
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.120%	8/5/11	4,095	4,095
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.180%	8/5/11	5,000	5,000
Rhode Island Housing & Mortgage Finance
Corp. Revenue VRDO	0.150%	8/5/11	25,000	25,000
				73,604
South Carolina (1.0%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.090%	8/5/11	25,690	25,690
Greenville County SC Hospital System Revenue
VRDO	0.050%	8/5/11 LOC	11,000	11,000
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.120%	8/5/11	15,995	15,995
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.120%	8/5/11	13,865	13,865
Piedmont SC Municipal Power Agency Revenue
VRDO	0.060%	8/5/11 LOC	9,000	9,000

South Carolina Association Governmental
Organizations	1.500%	4/13/12	45,000	45,398
South Carolina GO	2.000%	3/1/12	16,520	16,674
1 South Carolina Housing Revenue TOB VRDO	0.120%	8/5/11	6,180	6,180
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.080%	8/5/11 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.120%	8/5/11 LOC	7,000	7,000
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.070%	8/5/11 LOC	5,930	5,930
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.100%	8/5/11 LOC	6,075	6,075
1 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.120%	8/5/11 (4)	12,405	12,405
				186,212
South Dakota (0.5%)
South Dakota Conservancy District Revenue
(State Revolving Fund)	2.000%	8/1/11	2,035	2,035
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.110%	8/5/11 LOC	37,800	37,800
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.090%	8/5/11 LOC	15,000	15,000
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.090%	8/5/11 LOC	8,780	8,780
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.120%	8/5/11	9,000	9,000
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.150%	8/5/11	8,335	8,335
				80,950
Tennessee (3.3%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.080%	8/5/11 LOC	4,900	4,900
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11 LOC	10,975	10,975
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11 LOC	24,930	24,930
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11 LOC	14,670	14,670
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11 LOC	5,650	5,650
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.080%	8/5/11	20,700	20,700

Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.110%	8/5/11 LOC	13,600	13,600
Jackson TN Energy Authority Gas System
Revenue VRDO	0.070%	8/5/11 LOC	8,340	8,340
Jackson TN Energy Authority Water System
Revenue VRDO	0.080%	8/5/11 LOC	9,000	9,000
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.070%	8/5/11 LOC	4,415	4,415
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities (Catholic
Healthcare) VRDO	0.050%	8/5/11 LOC	14,100	14,100
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.080%	8/5/11	15,940	15,940
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.120%	8/5/11	16,350	16,350
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.270%	8/4/11	10,000	10,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.170%	11/3/11	42,000	42,000
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Belmont University)
VRDO	0.070%	8/5/11 LOC	11,400	11,400
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Lipscomb
University) VRDO	0.070%	8/5/11 LOC	14,100	14,100
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.090%	8/5/11	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.080%	8/5/11	24,500	24,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.080%	8/5/11 LOC	4,800	4,800
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.160%	8/5/11 LOC	12,600	12,600
Shelby County TN GO VRDO	0.060%	8/5/11	78,990	78,990
Tennessee GO CP	0.340%	8/4/11	45,810	45,810
Tennessee GO CP	0.350%	11/4/11	10,000	10,000
Tennessee GO CP	0.150%	12/6/11	40,000	40,000
Tennessee GO CP	0.130%	12/7/11	33,658	33,658
Tennessee GO CP	0.230%	12/7/11	18,000	18,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.160%	8/5/11	6,745	6,745
Tennessee School Bond Authority Revenue CP	0.180%	9/7/11	24,341	24,341
Tennessee School Bond Authority Revenue CP	0.140%	10/5/11	42,958	42,958
				593,722
Texas (11.2%)
1 Austin TX Revenue TOB VRDO	0.080%	8/5/11 (13)	18,245	18,245
1 Austin TX Revenue TOB VRDO	0.080%	8/5/11 (13)	10,000	10,000
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.070%	8/5/11 LOC	16,815	16,815

1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.110%	8/5/11 (13)	5,635	5,635
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.080%	8/5/11	3,350	3,350
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.080%	8/5/11	28,515	28,515
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.070%	8/5/11	5,100	5,100
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.110%	8/5/11	6,600	6,600
1 Collin County TX GO TOB VRDO	0.080%	8/5/11	10,925	10,925
1 Comal TX Independent School District GO TOB
VRDO	0.070%	8/5/11 LOC	10,280	10,280
1 Conroe TX Independent School District GO TOB
VRDO	0.120%	8/5/11	2,760	2,760
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.070%	8/5/11 LOC	19,525	19,525
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.070%	8/5/11	18,145	18,145
1 Dallas TX Independent School District GO TOB
VRDO	0.080%	8/5/11	14,720	14,720
1 Denton TX Independent School District GO TOB
VRDO	0.080%	8/5/11	10,460	10,460
1 Denton TX Independent School District GO TOB
VRDO	0.120%	8/5/11	3,690	3,690
1 Denton TX Independent School District GO TOB
VRDO	0.120%	8/5/11	6,945	6,945
Denton TX Independent School District GO
VRDO	0.150%	8/5/11	18,305	18,305
1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.080%	8/5/11	12,025	12,025
1 Fort Bend TX Independent School District GO
TOB VRDO	0.080%	8/5/11	5,000	5,000
Fort Worth TX Water & Sewer Revenue	4.000%	2/15/12	5,120	5,217
1 Fort Worth TX Water & Sewer Revenue TOB
VRDO	0.080%	8/5/11	37,475	37,475
1 Frisco TX GO TOB VRDO	0.110%	8/5/11	4,095	4,095
1 Galveston County TX GO TOB VRDO	0.110%	8/5/11	9,255	9,255
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.080%	8/5/11 LOC	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.370%	8/4/11	25,500	25,500
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.080%	8/5/11	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.120%	8/5/11	5,000	5,000
1 Harris County TX GO TOB VRDO	0.070%	8/5/11 LOC	23,490	23,490
1 Harris County TX GO TOB VRDO	0.080%	8/5/11	15,925	15,925
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.200%	7/30/11 LOC	7,255	7,255

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.060%	8/5/11 LOC	2,500	2,500
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.210%	7/30/11 (ETM)	4,900	4,900
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.150%	8/5/11	25,000	25,000
Harris County TX Hospital District Revenue
VRDO	0.080%	8/5/11 LOC	9,900	9,900
Harris County TX Industrial Development Corp.
Revenue (Baytank (Houston) Inc. Project)
VRDO	0.050%	8/5/11 LOC	8,000	8,000
Harris County TX Metropolitan Transit Authority
Revenue CP	0.190%	8/10/11	13,250	13,250
1 Harris County TX Toll Road Revenue TOB
VRDO	0.110%	8/5/11 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.080%	8/5/11	12,000	12,000
Houston TX Airport System Revenue VRDO	0.060%	8/5/11 LOC	13,900	13,900
1 Houston TX Community College GO TOB
VRDO	0.080%	8/5/11 (4)	4,105	4,105
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.370%	10/6/11	10,000	10,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.130%	12/2/11	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.080%	8/5/11	22,155	22,155
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.120%	8/5/11	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.040%	8/5/11	11,000	11,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.060%	8/5/11	30,750	30,750
1 Houston TX Independent School District GO
TOB VRDO	0.070%	8/5/11 LOC	17,010	17,010
1 Houston TX Utility System Revenue TOB VRDO	0.070%	8/5/11 LOC	9,000	9,000
1 Houston TX Utility System Revenue TOB VRDO	0.080%	8/5/11 LOC	45,000	45,000
1 Houston TX Utility System Revenue TOB VRDO	0.100%	8/5/11 LOC	15,350	15,350
1 Houston TX Utility System Revenue TOB VRDO	0.110%	8/5/11	4,080	4,080
Houston TX Utility System Revenue VRDO	0.060%	8/5/11 LOC	24,100	24,100
1 Hutto TX Independent School District TOB
VRDO	0.080%	8/5/11	21,130	21,130
1 Katy TX Independent School District GO TOB
VRDO	0.120%	8/5/11	5,730	5,730
1 Keller Texas Independent School District TOB
VRDO	0.080%	8/5/11	5,660	5,660
1 Leander TX Independent School District GO
TOB VRDO	0.080%	8/5/11	15,370	15,370
1 Lone Star College System Texas GO TOB
VRDO	0.120%	8/5/11	15,460	15,460
Lubbock TX GO	3.000%	2/15/12	2,915	2,955
Lubbock TX Independent School District GO	3.000%	2/15/12	6,000	6,083
Lubbock TX Independent School District GO
VRDO	0.080%	8/5/11	14,800	14,800
1 Mansfield TX Independent School District GO
TOB VRDO	0.120%	8/5/11	7,960	7,960

1 McKinney TX Independent School District GO
TOB VRDO	0.070%	8/5/11 LOC	10,220	10,220
Mesquite TX Independent School District GO
PUT	0.230%	12/7/11	25,255	25,255
1 North East TX Independent School District GO
TOB VRDO	0.070%	8/5/11 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.070%	8/5/11 LOC	5,680	5,680
1 North East TX Independent School District GO
TOB VRDO	0.110%	8/5/11	26,805	26,805
1 North East TX Independent School District GO
TOB VRDO	0.120%	8/5/11	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.070%	8/5/11 LOC	13,210	13,210
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.070%	8/5/11 LOC	19,200	19,200
North Texas Higher Education Authority Student
Loan VRDO	0.070%	8/5/11 LOC	9,500	9,500
North Texas Municipal Water District Texas
Water System Revenue	2.000%	9/1/11	2,460	2,463
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.080%	8/5/11 LOC	14,633	14,633
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.090%	8/5/11	7,600	7,600
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.110%	8/5/11 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.080%	8/5/11	17,315	17,315
1 Northside TX Independent School District GO
TOB VRDO	0.110%	8/5/11	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.120%	8/5/11	14,440	14,440
Northwest Texas Independent School District
GO VRDO	0.070%	8/5/11	8,170	8,170
Pasadena TX Independent School District GO
VRDO	0.090%	8/5/11	16,900	16,900
1 Pearland TX GO TOB VRDO	0.070%	8/5/11 LOC	10,175	10,175
1 Pearland TX Independent School District GO
TOB VRDO	0.110%	8/5/11	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.080%	8/5/11	14,055	14,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/5/11	10,660	10,660
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	8/5/11	7,665	7,665
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.120%	8/5/11	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.120%	8/5/11	6,165	6,165
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.120%	8/5/11	3,200	3,200
1 San Antonio TX Water Revenue TOB VRDO	0.070%	8/5/11 LOC	11,125	11,125
1 San Antonio TX Water Revenue TOB VRDO	0.120%	8/5/11	10,000	10,000
1 Sheldon TX Independent School District GO
TOB VRDO	0.150%	8/5/11	5,170	5,170
Southlake TX GO	4.000%	2/15/12	1,825	1,860

Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.060%	8/5/11	19,000	19,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.050%	8/5/11 LOC	3,500	3,500
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.050%	8/5/11 LOC	10,000	10,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.070%	8/5/11 LOC	5,600	5,600
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Valley
Baptist Medical Center-Brownsville Project)
VRDO	0.070%	8/5/11 LOC	10,800	10,800
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.080%	8/5/11	10,380	10,380
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.100%	8/5/11	27,000	27,000
1 Texas A&M University System Revenue TOB
VRDO	0.080%	8/5/11	4,575	4,575
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.160%	8/5/11	6,005	6,005
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.170%	8/5/11	4,250	4,250
1 Texas GO TOB VRDO	0.210%	7/30/11	25,400	25,400
1 Texas GO TOB VRDO	0.100%	8/5/11	10,075	10,075
1 Texas GO TOB VRDO	0.100%	8/5/11	15,065	15,065
1 Texas GO TOB VRDO	0.110%	8/5/11	27,000	27,000
1 Texas GO TOB VRDO	0.110%	8/5/11	21,560	21,560
1 Texas GO TOB VRDO	0.110%	8/5/11	17,370	17,370
1 Texas GO TOB VRDO	0.110%	8/5/11	4,300	4,300
1 Texas GO TOB VRDO	0.120%	8/5/11	13,900	13,900
1 Texas GO TOB VRDO	0.130%	8/5/11	17,675	17,675
Texas GO TRAN	2.000%	8/31/11	340,000	340,455
Texas GO Veterans Housing Assistance
Program VRDO	0.040%	8/5/11	40,000	40,000
Texas GO Veterans Housing Assistance
Program VRDO	0.070%	8/5/11 LOC	14,715	14,715
Texas Public Finance Authority GO	5.000%	10/1/11	1,000	1,008
Texas Public Finance Authority Revenue
(Unemployment Compensation)	3.000%	1/1/12	25,000	25,265
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.080%	8/5/11 LOC	34,950	34,950
1 Texas State University Student Loan GO TOB
VRDO	0.130%	8/5/11	20,065	20,065
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	8/5/11	7,540	7,540
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	8/5/11	21,925	21,925
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.110%	8/5/11	11,700	11,700
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/5/11	20,675	20,675

1 Texas Transportation Commission Revenue
TOB VRDO	0.080%	8/5/11	13,975	13,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.120%	8/5/11	7,500	7,500
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.130%	8/5/11	6,380	6,380
1 Texas Water Development Board Revenue TOB
VRDO	0.110%	8/5/11	7,500	7,500
1 Travis County TX GO TOB VRDO	0.080%	8/5/11	11,050	11,050
Trinity River Authority Texas Solid Waste
Disposal Revenue VRDO	0.150%	8/5/11 LOC	4,530	4,530
1 University of Houston Texas Revenue TOB
VRDO	0.080%	8/5/11	7,600	7,600
University of Texas Permanent University Fund
Revenue	5.250%	1/1/12 (Prere.)	7,000	7,140
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.070%	8/5/11	6,560	6,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.080%	8/5/11	33,215	33,215
1 Waco TX Education Finance Corp. Revenue
(Baylor University) TOB VRDO	0.080%	8/5/11	9,855	9,855
				2,017,759
Utah (0.7%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.070%	8/5/11 LOC	8,400	8,400
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.210%	7/30/11	6,400	6,400
1 Riverton Utah Hospital Revenue (IHC Health
Services Inc) TOB VRDO	0.080%	8/5/11	5,500	5,500
Utah Board of Regents Student Loan Revenue	3.000%	11/1/11	1,500	1,507
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.580%	8/5/11	1,650	1,650
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.070%	8/5/11 LOC	8,900	8,900
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.070%	8/5/11 LOC	13,465	13,465
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.080%	8/5/11	13,985	13,985
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.050%	8/5/11	5,400	5,400
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.070%	8/5/11 LOC	5,580	5,580
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.070%	8/5/11 LOC	4,100	4,100
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.070%	8/5/11	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.080%	8/5/11	28,675	28,675
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.110%	8/5/11	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.110%	8/5/11	6,560	6,560
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.120%	8/5/11	1,175	1,175
				133,387

Vermont (0.0%)
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.130%	8/5/11	3,175	3,175

Virginia (2.0%)
Albemarle County VA Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.060%	8/5/11 LOC	6,000	6,000
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.080%	8/5/11 LOC	8,180	8,180
1 BlackRock MuniYield Fund VRDP VRDO	0.220%	8/5/11	53,400	53,400
Capital Beltway Funding Corp. of Virginia Toll
Revenue (I-495 Hot Lanes Project) VRDO	0.030%	8/5/11 LOC	5,000	5,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.150%	8/5/11 LOC	15,185	15,185
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.060%	8/5/11	42,100	42,100
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.070%	8/5/11	5,250	5,250
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.070%	8/5/11	19,170	19,170
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.050%	8/5/11 LOC	17,600	17,600
Newport News VA GO TOB VRDO	0.080%	8/5/11	10,750	10,750
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	0.410%	4/26/12	12,000	12,000
Norfolk VA GO VRDO	0.070%	8/5/11	22,815	22,815
Peninsula Ports Authority Virginia Health
System Revenue (Riverside Health System
Project) VRDO	0.090%	8/5/11	30,360	30,360
1 Richmond VA Public Utility Revenue TOB
VRDO	0.110%	8/5/11	4,875	4,875
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.070%	8/5/11 LOC	17,630	17,630
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.120%	8/5/11 LOC	6,185	6,185
1 University of Virginia Revenue TOB VRDO	0.210%	7/30/11	8,400	8,400
1 University of Virginia Revenue TOB VRDO	0.070%	8/5/11	7,510	7,510
1 University of Virginia Revenue TOB VRDO	0.100%	8/5/11	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.100%	8/5/11	12,000	12,000
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.070%	8/5/11	12,290	12,290
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.130%	8/5/11	2,700	2,700
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.130%	8/5/11	12,630	12,630
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.130%	8/5/11	13,735	13,735

Virginia Public School Authority Revenue	5.250%	8/1/11	1,500	1,500
Virginia Resources Authority Clean Water
Revenue (Clean Water State Revolving Fund)	4.500%	10/1/11	1,200	1,208
1 Virginia Resources Authority Clean Water
Revenue TOB VRDO	0.070%	8/5/11	5,000	5,000
				356,773
Washington (3.0%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.070%	8/5/11	6,200	6,200
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.080%	8/5/11	69,755	69,755
1 Chelan County Washington Public Utility District
TOB VRDO	0.120%	8/5/11	4,475	4,475
Everett WA Industrial Development Corp.
Exempt Facilities Revenue (Kimberly-Clark
Corp. Project) VRDO	0.090%	8/5/11	6,400	6,400
1 King County WA Sewer Revenue TOB VRDO	0.070%	8/5/11 LOC	10,185	10,185
1 King County WA Sewer Revenue TOB VRDO	0.080%	8/5/11	21,390	21,390
1 King County WA Sewer Revenue TOB VRDO	0.110%	8/5/11	2,100	2,100
1 King County WA TOB VRDO	0.210%	7/30/11	8,400	8,400
1 Port of Seattle WA Revenue TOB VRDO	0.130%	8/5/11	13,795	13,795
1 Port of Seattle WA Revenue TOB VRDO	0.170%	8/5/11	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.220%	8/5/11	7,380	7,380
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.070%	8/5/11	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.110%	8/5/11	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.080%	8/5/11	5,000	5,000
1 Seattle WA Water System Revenue TOB VRDO	0.070%	8/5/11 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.110%	8/5/11 LOC	12,250	12,250
1 TES Properties Washington Lease Revenue
TOB VRDO	0.120%	8/5/11	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.070%	8/5/11 LOC	38,305	38,305
Washington Economic Development Finance
Authority Revenue (Puget Sound Blood
Center Project) VRDO	0.100%	8/5/11 LOC	2,760	2,760
1 Washington GO TOB VRDO	0.070%	8/5/11 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.070%	8/5/11 LOC	8,650	8,650
1 Washington GO TOB VRDO	0.070%	8/5/11	10,545	10,545
1 Washington GO TOB VRDO	0.070%	8/5/11	15,235	15,235
1 Washington GO TOB VRDO	0.080%	8/5/11	10,700	10,700
1 Washington GO TOB VRDO	0.080%	8/5/11	18,185	18,185
1 Washington GO TOB VRDO	0.110%	8/5/11	12,055	12,055
1 Washington GO TOB VRDO	0.110%	8/5/11	9,285	9,285
1 Washington GO TOB VRDO	0.120%	8/5/11	7,995	7,995
1 Washington GO TOB VRDO	0.120%	8/5/11	8,325	8,325
1 Washington GO TOB VRDO	0.120%	8/5/11	10,000	10,000
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.120%	8/5/11	7,505	7,505
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Center)
VRDO	0.130%	8/5/11 LOC	11,505	11,505

Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.090%	8/5/11 LOC	8,500	8,500
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.110%	8/5/11	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.110%	8/5/11	8,610	8,610
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.080%	8/5/11	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.120%	8/5/11	9,995	9,995
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.070%	8/5/11 LOC	20,000	20,000
Washington Higher Education Facilities
Authority Revenue (Bastyr University Project)
VRDO	0.100%	8/5/11 LOC	9,625	9,625
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.100%	8/5/11	2,250	2,250
Washington Housing Finance Commission Multi-
Family Housing Revenue (Deer Run West
Apartments Project) VRDO	0.200%	8/5/11 LOC	5,200	5,200
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.170%	8/5/11 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.210%	8/5/11 LOC	11,880	11,880
Washington Housing Finance Commission
Multifamily Housing Revenue (Canyon Lakes
II Project) VRDO	0.090%	8/5/11 LOC	3,980	3,980
Washington Housing Finance Commission Non-
profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.170%	8/5/11 LOC	7,700	7,700
				534,175
West Virginia (0.5%)
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.100%	8/5/11 LOC	25,400	25,400
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.080%	8/5/11 LOC	10,000	10,000
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	8/5/11 LOC	50,660	50,660
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group) VRDO	0.080%	8/5/11 LOC	7,815	7,815
1 West Virginia Housing Development Revenue
TOB VRDO	0.160%	8/5/11	4,150	4,150
				98,025
Wisconsin (2.9%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.375%	6/1/12 (Prere.)	1,175	1,233

Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	7.000%	6/1/12 (Prere.)	17,500	18,451
Milwaukee WI GO	2.000%	5/1/12	2,585	2,616
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.080%	8/5/11 LOC	6,355	6,355
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.090%	8/5/11	12,500	12,500
Wisconsin GO	5.500%	11/1/11	6,275	6,355
Wisconsin GO	5.000%	5/1/12	2,000	2,068
1 Wisconsin GO TOB VRDO	0.070%	8/5/11	12,690	12,690
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	8/5/11	750	750
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)TOB VRDO	0.090%	8/5/11	5,250	5,250
Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.080%	8/5/11 LOC	3,870	3,870
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	8/5/11 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.100%	8/5/11 LOC	11,375	11,375
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.050%	8/5/11 LOC	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.250%	7/30/11 LOC	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.180%	8/3/11	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.140%	10/5/11	5,770	5,770
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.330%	7/30/11 LOC	12,885	12,885
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)
CP	0.120%	8/1/11 LOC	19,970	19,970
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)
CP	0.180%	8/3/11 LOC	25,530	25,530
Wisconsin Health & Educational Facilities
Authority Revenue (St. Norbert College Inc.)
VRDO	0.090%	8/5/11 LOC	7,135	7,135
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.170%	8/5/11	4,750	4,750
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/5/11	41,790	41,790
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/5/11	12,300	12,300
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.100%	8/5/11	23,820	23,820

Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.230%	8/5/11	9,965	9,965
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.230%	8/5/11	10,880	10,880
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.230%	8/5/11	5,140	5,140
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.230%	8/5/11	5,220	5,220
1 Wisconsin Public Power System Power Supply
System Revenue TOB VRDO	0.070%	8/5/11 LOC	10,140	10,140
Wisconsin TRAN	2.000%	6/15/12	206,000	209,182
				527,990
Wyoming (0.4%)
Wyoming Community Development Authority
Housing Revenue VRDO	0.140%	8/5/11 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.080%	8/5/11 LOC	50,000	50,000
				64,000
Total Tax-Exempt Municipal Bonds (Cost $17,286,354)				17,286,354
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
3 Vanguard Municipal Cash Management Fund
(Cost $720,443)	0.064%		720,442,686	720,443

Total Investments (100.4%) (Cost $18,006,797)				18,006,797
Other Assets and Liabilities-Net (-0.4%)				(67,235)
Net Assets (100%)				17,939,562

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate value of these securities was $6,440,018,000, representing 35.9% of net assets.
2 Adjustable-rate security.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

Tax-Exempt Money Market Fund

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management funds is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.